J.P. Morgan Mortgage Trust 2024-HE3 ABS-15G

Exhibit 99.8

Seller Name	Seller Loan ID	Customer Loan ID	Exception ID	Exception ID Date	Exception Category	Exception Subcategory	Exception Description	Exception Comments	Seller Response	Reviewer Response	Compensating Factors	Exception Status	Cleared Date	Exception Approved Pre Origination	Initial Exception Grade	Final Exception Grade	Initial DBRS Exception Grade	Final DBRS Exception Grade	Initial Moodys Exception Grade	Final Moodys Exception Grade	Initial Fitch Exception Grade	Final Fitch Exception Grade	Initial Kroll Exception Grade	Final Kroll Exception Grade	Initial S&P Exception Grade	Final S&P Exception Grade
XXX	XXXXX	304095957	FCRE8999	02/15/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating Factor	Resolved	02/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304095957	FCOM1231	02/14/2024	Credit	Missing Doc	The Initial 1003 is Missing	The Initial 1003 is Missing The Initial 1003 on file is not legible	Please see attached copies of loan application (1003) final and initials	The Initial 1003 is Present	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating Factor	Resolved	02/14/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304251725	FCOM8997	04/12/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Compensating Factor

											Borrower has stable job time - Borrower has XX.XX years on job. compensating factor	Resolved	04/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251725	FCRE8999	04/11/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Compensating Factor

											Borrower has stable job time - Borrower has XX.XX years on job. compensating factor	Resolved	04/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304074877	FCOM8997	02/14/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	02/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304074877	FCRE6019	02/07/2024	Credit	Missing Doc	XXXzenship Documentation Not Provided	Borrower 1 XXXzenship Documentation Is Missing The Borrower's copy of ID/Drives License missing for both borrower and co-borrower. Per guidelines, each borrower's identity must be confirmed, through government issued identification prior to extension of credit.	Hello, please see B2's ID. Thank you!; Hello, please see ID. Thank you	Borrower 1 XXXzenship Documentation Provided or Not Required; Borrower 1 ID provided by Lender. Still need Borrower 2 ID. Rejected.; Borrower 1 XXXzenship Documentation Provided or Not Required	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	02/07/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304251714	FCOM8997	03/27/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor	Resolved	03/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251714	FCRE8999	03/27/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor	Resolved	03/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304095952	FCOM8997	02/13/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%	Resolved	02/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304095952	FCRE8999	02/08/2024	Credit	Data	No Credit Findings	The loan meets all applicable CR findings.	Informational	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%	Resolved	02/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304095494	FCOM8997	02/13/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	02/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304095494	FCRE8999	02/13/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	02/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251711	FCOM8997	04/06/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp factor	Resolved	04/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251711	FCRE8999	04/08/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines. The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp factor	Resolved	04/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251707	FCOM8997	03/27/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.X years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	03/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251707	FCRE1437	03/28/2024	Credit	Income/Employment	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines Missing all pages of XXX XXX statement for account ending #XXX which is the source of the XXX distribution income and is required per guidelines. The XXX XXX statement in file is missing pages and is not most recent statement available as of closing date was XX/XX/XXXX. The XXX XXX statement required per lender guidelines.	XXX Statements	Income and Employment Meet Guidelines	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.X years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	03/28/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304089105	FCOM8997	03/08/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	03/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304089105	FCRE1437	03/06/2024	Credit	Income/Employment	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines The verification of business existence for DTD of the XXX, and co-borrower's verbal verification of employment is not within 10 calendar days of Note, as required by guidelines. Please note, the business in question is owned by both borrower's XXX% each.	copy of VOE; Please see attached Self Employed VOE (business license - active status) in the file.	Received a post-close VVOE, which is dated XX/XX/XXX, which is 24 days after the loan closed. Therefore, lender did not meet guidelines by verifying business existence 10 days prior to closing. Exception will be down graded to a level 2/A because the VVOE is post-close, as this does not warrant a level 1/A grade. Exception Resolved.; Received a VVOE and SOS Print-out both dated XX/XX/XXXX, none of which are dated within the 10 calendar days prior to the Note Date. This is per Self-Employed Income Section, pg 47 in XX/XX/XXXX guidelines which states "Verify the existence of the business through a third-party source, within 10 calendar days prior to the Note date." Exception Remains.	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Acknowledged		No	C	B	C	B	C	B	C	B	C	B	C	B
XXX	XXXXX	304094154	FCOM8997	02/15/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	02/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304094154	FCRE8999	02/14/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	02/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251693	FCOM9186	03/28/2024	Compliance	Missing Doc	eSigned Documents Consent is Missing	The eSigned documents consent is missing. The eSigned documents consent is missing.		Exception is non-material and graded as level 2/B.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Acknowledged		No	B	B	B	B	B	B	B	B	B	B	B	B
XXX	XXXXX	304251693	FCOM1114	03/27/2024	Compliance	Points & Fees	Late Charge Percent is greater than 6%	Late Charge Percent is greater than XXX% Per XXX state statute the maximum late charge allowed is 5% of the unpaid amount of the payment	Hello, Updated Heloc agreement attached Thank you,	updated HELOC agreement provided resolved exception; Validation Resolved	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	03/27/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304251693	FCRE8999	03/27/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	03/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251690	FCOM8997	04/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.X years on job.	Resolved	04/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251690	FCRE1158	04/10/2024	Credit	Missing Doc	Hazard Insurance Policy is Partial	Hazard Insurance Policy Partially Provided The HOI Policy provided, which is dated XX/XX/XXXX does not verify the annual premium.	HOI with premium	Hazard Insurance Policy is fully present	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.X years on job.	Resolved	04/10/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304251690	FVAL5385	04/10/2024	Credit	Property	Property has been listed for sale in the past 6 months	Missing documentation to verify if subject property has been listed in the XXX months prior to application date of XX/XX/XXXX.	Property Info	Received evidence property has not been listed in the past XXX months.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.X years on job.	Resolved	04/10/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304251689	FCOM8997	04/11/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	04/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251689	FCRE8999	04/10/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	04/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251687	FCOM8997	04/11/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating Factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor	Resolved	04/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251687	FCRE8999	04/11/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating Factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor	Resolved	04/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251685	FCOM8997	04/11/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX% Compensating factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor	Resolved	04/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251685	FCRE8999	04/10/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX% Compensating factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor	Resolved	04/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251673	FCOM8997	04/14/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX correct

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% correct

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% correct

											Borrower has stable job time - Borrower has XX.X years on job. correct	Resolved	04/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251673	FCRE1182	04/16/2024	Credit	Missing Doc	Approval/Underwriting Summary Not Provided	Missing Approval/Underwriting Summary Which contains the calculated liabilities, income, qualified rate and payment, LTVs and DTI.	Exception is non-material and graded as level 2/B.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX correct

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% correct

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% correct

											Borrower has stable job time - Borrower has XX.X years on job. correct	Acknowledged		No	B	B	B	B	B	B	B	B	B	B	B	B
XXX	XXXXX	304251672	FCOM8997	04/11/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	04/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251672	FCRE8999	04/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	04/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251666	FCOM8997	04/14/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX% Compensating factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factor

											Borrower has stable job time - Borrower has X.XX years on job. Compensating factor	Resolved	04/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251666	FCRE1182	04/12/2024	Credit	Missing Doc	Approval/Underwriting Summary Not Provided	Missing Approval/Underwriting Summary which includes the calculations of the liabilities, income, qualified rate and payment, LTV's and DTI.	Attached approval	Approval/Underwriting Summary is fully present	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX% Compensating factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factor

											Borrower has stable job time - Borrower has X.XX years on job. Compensating factor	Resolved	04/12/2024		B	A	B	A	B	A	B	A	B	A	B	A
XXX	XXXXX	304251657	FCOM8997	04/14/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

Borrower has stable job time - Borrower has XX.XX years on job. Compensating factor

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating factor	Resolved	04/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251657	FCRE8999	04/15/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

Borrower has stable job time - Borrower has XX.XX years on job. Compensating factor

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating factor	Resolved	04/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304095944	FCOM8997	02/14/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	Qualifying DTI below max allowed. - Calculated DTI of % is less than Guideline DTI of XX% N/A

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factor

											Borrower has stable job time - Borrower has XX.X years on job. Compensating factor	Resolved	02/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304095944	FCRE8999	02/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	Qualifying DTI below max allowed. - Calculated DTI of % is less than Guideline DTI of XX% N/A

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factor

											Borrower has stable job time - Borrower has XX.X years on job. Compensating factor	Resolved	02/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251653	FCOM9186	04/11/2024	Compliance	Missing Doc	eSigned Documents Consent is Missing	The eSigned documents consent is missing. The eSigned documents consent is missing.	Exception is non-material and graded as level 2/B.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% compensating factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX compensating factor	Acknowledged		No	B	B	B	B	B	B	B	B	B	B	B	B
XXX	XXXXX	304251653	FCRE8999	04/10/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% compensating factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX compensating factor	Resolved	04/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251651	FCOM8997	04/12/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor

Borrower has stable job time - Borrower has XX.XX years on job. Compensating Factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor	Resolved	04/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251651	FCRE1193	04/15/2024	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Audited DTI of XXX% exceeds Guideline DTI of 50% Lender excluded seven Authorized User accounts without providing supporting documentation, such as the most recent 12 months' cancelled checked or bank statements from the other party making the payments, to document a 12-month payment history, with no delinquent payments per Seller Guidelines.	Attached WVOE

$XXX base income via written XXX
$XXX OT via written – XXX/XXX 24 month average
$XXX bonus via written – XXX/XXX 24 month average
$XXX total qualifying income

$XXX subject PITI w/ HELOC
$XXX other debt including auth user accts
$XXX total qualifying debt

XXX% / XXX% DTI
; Valid defect, however, additional income available for qualifying keeping DTI below 50%:

$XXX base – qualifying base via yr end XXX paystub

$XXX subject PITI w/ HELOC
$XXX other debt including all auth user accounts
$XXX total debt

DTI = XXX / XXX %	Audited DTI of XXX% is less than or equal to Guideline DTI of 50%; Audited DTI of XXX% exceeds Guideline DTI of 50% Received from Seller agreeing the exception is valid and wanting to add additional income, which would result in a monthly income of $XXX per month, utilizing the borrower's YTD for XXX W2s. However, the calculated income is not just the borrower's base pay, as per current pay stubs the borrower earns OT, and this YTD would include OT, not just base income. The borrower's current base income is $XXX per pay period, which would be $XXX per month, and $XXX annual for base only. Pay stubs dated XX/XX/XXX reflects borrower base pay, including holidays and vacation, was $XXX when subtracting out OT pay. If lender wants to utilize OT a 2 year history is required with either a WVOE reflecting breakdown, or a XXX YTD pay stub. Exception Remains.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor

Borrower has stable job time - Borrower has XX.XX years on job. Compensating Factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor	Resolved	04/15/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304094235	FCOM8997	02/13/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	02/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304094235	FCRE8999	02/10/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines. The loan meets all applicable credit guidelines.	Informational	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	02/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304254152	FCOM8997	03/15/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Borrower has stable job time - Borrower has X.X years on job. Compensating Income

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor	Resolved	03/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304254152	FCRE1193	03/18/2024	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Audited DTI of XXX% exceeds Guideline DTI of 50% Audited DTI over XXX% the difference is the sum of all "other" liability monthly payments on credit report, the loan disbursement document reflected only XXX debts being paid off at closing.	The XXXng guidelines for “Authorized User” account. That is different than “Debts paid by Others”. See FNMA guidelines below – nothing in the guide regarding XXX: Please see attachment; Proof other credits duplicate, paid off by other, or paidoff.	Audited DTI of XXX% is less than or equal to Guideline DTI of 50%. Agree that the Seller and FNMA guidelines fall under the Authorized User account, even though property is located in a XXX state where debt is usually 50/50 for XXX, but loan is not a government loan and would not apply. All documentation was provided confirming borrower does not pay the installment debt in question with 12-months bank statements. Exception Resolved.; The DTI is still over maximum of 50%, at XXX, calculated total “Other” debt is $XXX and PITIA total of $XXX which includes 1st and 2nd, for total monthly liabilities of $XXX. The seller provided underwriting documentation reflecting what accounts were included in DTI and which ones were not, along with 12-month bank statements. After review of these documents, duplicate accounts, accounts paid at closing and an installment account with less than XXX payments were excluded. The only debt that could not be excluded was the Auto loan with a monthly payment of $XXX. The seller listed this account as “paid by other” and provided bank statements showing these payments are being withdrawn out of XXX account. The reason this account cannot be excluded is the other person pay this account is the non-borrowing XXX. Seller guidelines state that if borrower is an authorized user of a XXX account, that account is required to be included in the DTI calculation. FNMA Selling guide follows the same requirements. Further, property is in a XXX state and any credit debt obtained together is equally shared and equally obligated to this debt. Therefore, this account cannot be excluded because it is the non-borrowing XXX paying for it, but it is still being reported on the borrower’s credit report, which makes borrower equally obligated to this account, which would be the same as an Authorized User account. Therefore, DTI is still over max and exception remains.	Borrower has stable job time - Borrower has X.X years on job. Compensating Income

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor	Resolved	03/18/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304251640	FCOM8997	04/12/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job. Compensating Factor

Qualifying DTI below max allowed. - Calculated DTI of XX% is less than Guideline DTI of XX% compensating factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% compensating factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX% compensating factor	Resolved	04/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251640	FCRE8999	04/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job. Compensating Factor

Qualifying DTI below max allowed. - Calculated DTI of XX% is less than Guideline DTI of XX% compensating factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% compensating factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX% compensating factor	Resolved	04/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251635	FCOM8997	04/14/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	04/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251635	FCRE1162	04/15/2024	Credit	Missing Doc	Flood Certificate Partially Provided	Flood Certificate is Partially Provided The copy of the flood cert in file is eligible.	Flood Cert	Flood Certificate is fully present	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	04/15/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304251629	FCOM8997	04/01/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	04/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251629	FCRE8999	04/04/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	04/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251627	FCOM3482	04/10/2024	Compliance	Missing Doc	HELOC Brochure Missing	HELOC Brochure is missing.	Initials Disclosures Attached.	Received trailing doc from client that contained HELOC Brochure-- exception resolved; HELOC Brochure is present.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.X years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	04/10/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304251627	FCOM3475	04/10/2024	Compliance	Missing Doc	HELOC Early Disclosure Missing	HELOC Early Disclosure is missing.	Initials Disclosures Attached.	Received trailing doc from client that contained HELOC Early Disclosure-- exception resolved; HELOC Early Disclosure is present.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.X years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	04/10/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304251627	FCRE8999	04/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.X years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	04/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251627	FCOM1231	04/10/2024	Credit	Missing Doc	The Initial 1003 is Missing	The Initial 1003 is Missing	Initial 1003 attached.; Initials Disclosures Attached.	The Initial 1003 is Present	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.X years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	04/10/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304251625	FCOM8997	04/11/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has X.X years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	04/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251625	FCRE8999	04/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.X years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	04/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251624	FCOM8997	04/08/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factor	Resolved	04/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251624	FCRE8999	04/10/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factor	Resolved	04/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251624	FVAL3825	04/09/2024	Credit	Property	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date	Property located in FEMA Declared Disaster Area with no subsequent Property Inspection FEMA Declared Disaster dated XX/XX/XXX for Individual Assistance for XXX, and the property condition report is dated XX/XX/XXXX, after the declared date. Loan file does not have a property inspection report in file after this date.	PDI	Received post-disaster inspection dated XX/XX/XXXX with photos confirming property is free and clear of disaster related damages and is in average condition and is being maintained. Exception Resolved.; Received post-disaster inspection dated XX/XX/XXXX with photos confirming property is free and clear of disaster related damages and is in average condition and is being maintained. Exception Resolved.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factor	Resolved	04/09/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304251614	FCOM8997	04/14/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251614	FCRE8999	04/15/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251613	FCOM8997	04/12/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating Factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor	Resolved	04/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251613	FCRE8999	04/13/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating Factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor	Resolved	04/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251598	FCOM8997	04/16/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251598	FCRE1182	04/12/2024	Credit	Missing Doc	Approval/Underwriting Summary Not Provided	Missing Approval/Underwriting Summary Which contains the calculated liabilities, income, qualifying rate and payment, LTVs and DTI.	Please see attached approval.	Approval/Underwriting Summary is fully present	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/12/2024		B	A	B	A	B	A	B	A	B	A	B	A
XXX	XXXXX	304251592	FCOM8997	04/14/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% comp factor

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% comp factor	Resolved	04/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251592	FCRE8999	04/14/2024	Credit	Data	No Credit Findings	No credit findings The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% comp factor

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% comp factor	Resolved	04/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251588	FCOM9186	04/15/2024	Compliance	Missing Doc	eSigned Documents Consent is Missing	The eSigned documents consent is missing. The eSigned documents consent is missing.	Exception is non-material and graded as level 2/B.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Acknowledged		No	B	B	B	B	B	B	B	B	B	B	B	B
XXX	XXXXX	304251588	FCRE8999	04/14/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	04/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251585	FCOM8997	04/06/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Compensating Factor	Resolved	04/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251585	FCRE1437	04/05/2024	Credit	Income/Employment	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines Per VOE for the borrower's prior employer reflects a termination date was XX/XX/XXX, bit the Loan Application reflects borrower's end date of employment was XX/XX/XXXX. Therefore, the information provided does not support a consistent two years history for the past two years. According to the VVOE's the borrower had almost a one year gap of employment between XX/XX/XXXX to XX/XX/XXXX and no LOE in file.		Income and Employment Meet Guidelines; Received an email correspondence from Seller indicating the employment history is not an issue and an LOE is not required. Confirmed that an LOE is not required even though there was a job gap and employment history was incorrect on the 1003 but is documented within the VVOE. Seller believes there are positive factors that offset the two-year employment history because Seller has confirmed the borrower's previous employment was XXX years, XXX and collecting XXX, borrower took a year off and went back to work. The previous employment history demonstrates factor for the less than 2 years. After a re-review of the loan file, audit agrees. Exception Resolved.	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Compensating Factor	Resolved	04/05/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304251584	FCOM8997	04/11/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.X years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	04/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251584	FCRE8999	04/11/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.X years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	04/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304095935	FCOM8997	02/12/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factor

Borrower has stable job time - Borrower has XX.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor	Resolved	02/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304095935	FCRE8999	02/08/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factor

Borrower has stable job time - Borrower has XX.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor	Resolved	02/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251580	FCOM8997	04/11/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Compensating factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor	Resolved	04/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251580	FCRE8999	04/11/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Compensating factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor	Resolved	04/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251573	FCOM8997	04/14/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX% Compensating factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factor	Resolved	04/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251573	FCRE8999	04/11/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX% Compensating factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factor	Resolved	04/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251565	FCOM8997	04/11/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX% Compensating Factor	Resolved	04/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251565	FCRE8999	04/11/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX% Compensating Factor	Resolved	04/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251556	FCOM8997	04/02/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX% Compensating factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

											Borrower has stable job time - Borrower has XX.XX years on job. Compensating factor	Resolved	04/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251556	FCRE1254	04/02/2024	Credit	Title	Property Title Issue	Property Title Issue as a Judgement is reflected on the Title Condition Report for $XXX, which does not match the judgement that is being paid at closing. The judgement that is listed to be paid off is through XXX for $XXX as of XX/XXXX, but the Title Condition Report reflects the Judgement is through XXX. Need evidence this is the same judgement on title and/or has been released and satisfied.	Hello, please see highlights. The lien from XXX is being paid through XXX. Due to the interest accured at XXX% per year, the balance to cure totaled the $XXX. Thank you!	Property Title Issue Resolved. Received documentation confirming the judgement on title is the same judgement paid off at closing. Exception Resolved.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX% Compensating factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

											Borrower has stable job time - Borrower has XX.XX years on job. Compensating factor	Resolved	04/02/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304251552	FCOM9186	04/02/2024	Compliance	Missing Doc	eSigned Documents Consent is Missing	The eSigned documents consent is missing. The eSigned documents consent is missing.	Exception is non-material and graded as level 2/B.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.X years on job.	Acknowledged		No	B	B	B	B	B	B	B	B	B	B	B	B
XXX	XXXXX	304251552	FCRE1319	04/01/2024	Credit	Missing Doc	Borrower 1 Personal Tax Returns Missing	Missing XXX and XXX 1040s. Borrower 1 Personal Tax Returns Missing	copy of XXX and XXX Tax Returns	Borrower 1 Personal Tax Returns Provided	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.X years on job.	Resolved	04/01/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304251548	FCOM8997	04/11/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	04/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251548	FCRE7497	04/11/2024	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Missing current property taxes for XXX.	Borrower has a Homestead Exemption	Received verification of property taxes for XXX., included monthly payment in borrower's total DTI, as borrower has homestead exemption, but borrower cannot claim homestead on a non-primary residence. Exception Resolved.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	04/11/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304254150	FCOM9186	03/25/2024	Compliance	Missing Doc	eSigned Documents Consent is Missing	The eSigned documents consent is missing. The eSigned documents consent is missing.	Exception is non-material and graded as level 2/B.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor

Borrower has stable job time - Borrower has XX.X years on job. Compensating Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating Factor

											Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX% Compensating Factor	Acknowledged		No	B	B	B	B	B	B	B	B	B	B	B	B
XXX	XXXXX	304254150	FCRE8999	03/30/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor

Borrower has stable job time - Borrower has XX.X years on job. Compensating Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating Factor

											Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX% Compensating Factor	Resolved	03/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251540	FCOM8997	04/14/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factor

											Borrower has stable job time - Borrower has XX.XX years on job. Compensating Factor	Resolved	04/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251540	FCRE8999	04/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factor

											Borrower has stable job time - Borrower has XX.XX years on job. Compensating Factor	Resolved	04/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251538	FCOM8997	04/14/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor	Resolved	04/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251538	FCRE8999	04/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor	Resolved	04/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251534	FCOM8997	04/11/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% compensating factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% compensating factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX compensating factor

											Borrower has stable job time - Borrower has X.XX years on job. compensating factor	Resolved	04/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251534	FCRE8999	04/09/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% compensating factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% compensating factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX compensating factor

											Borrower has stable job time - Borrower has X.XX years on job. compensating factor	Resolved	04/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251531	FCOM8997	03/29/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp factor

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp factor	Resolved	03/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251531	FCRE8999	04/01/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp factor

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp factor	Resolved	04/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251523	FCOM1224	04/15/2024	Compliance	Missing Doc	Condo Rider is Missing	Condo Rider is Missing	Not required as property is not a condo	Agree, documentation was received from Seller, confirming property is a townhouse. Remove all exception related the property type. Exception Resolved.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/15/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304251523	FCOM8997	04/11/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251523	FCRE1173	04/11/2024	Credit	Missing Doc	HO6 Master Insurance Policy is Missing	Missing HO-6 Master Insurance Policy Missing HO-6 Master Insurance Policy	Not required as property is not a condo	HO-6 Master Insurance Policy is fully present	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/11/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304251523	FVAL5524	04/15/2024	Credit	Property	Ineligible Property	The AVM and Property report reflect the subject property is a condominium, which is an ineligible property per Seller guidelines.	Land use doesn’t mean a property is a condo, only that it can be used for one. This is a townhouse. See attached information from 1st mortgage as well as recorded DOT from w/o condo rider	Received documentation confirming the property is a townhouse, not a condominium. Exception Resolved.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/15/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304251521	FCOM8997	04/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Compensating factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

											Borrower has stable job time - Borrower has X.X years on job. Compensating factor	Resolved	04/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251521	FCRE8999	04/11/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Compensating factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

											Borrower has stable job time - Borrower has X.X years on job. Compensating factor	Resolved	04/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251519	FCOM8997	04/14/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job. Comp Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX% Comp Factor

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX% Comp Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	04/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251519	FCRE1182	04/11/2024	Credit	Missing Doc	Approval/Underwriting Summary Not Provided	Missing Approval/Underwriting Summary which contains liabilities, income, qualified rate and payment, LTVs and DTI.	uw approval	Approval/Underwriting Summary is fully present	Borrower has stable job time - Borrower has XX.XX years on job. Comp Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX% Comp Factor

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX% Comp Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	04/11/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304251512	FCOM8997	04/11/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	04/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251512	FCRE8999	04/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	04/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251511	FCOM8997	04/11/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factor	Resolved	04/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251511	FCRE8999	04/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factor	Resolved	04/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251508	FCOM8997	04/11/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating Factor	Resolved	04/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251508	FCRE8999	04/11/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating Factor	Resolved	04/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251506	FCOM8997	04/01/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job. Compensating factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor	Resolved	04/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251506	FCRE8999	04/02/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job. Compensating factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor	Resolved	04/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251503	FCOM8997	04/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	04/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251503	FCRE1437	04/09/2024	Credit	Income/Employment	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines Missing written verification of employment to verify YTD/XXX/XXX base and overtime income breakdown used by Lender for income calculation.	WVOE	Income and Employment Meet Guidelines; Income and Employment Meet Guidelines	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	04/09/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304251492	FCOM8997	04/07/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.X years on job.	Resolved	04/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251492	FCRE8999	04/09/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.X years on job.	Resolved	04/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251487	FCOM8997	04/07/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	04/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251487	FCRE1182	04/08/2024	Credit	Missing Doc	Approval/Underwriting Summary Not Provided	Missing Approval/Underwriting Summary Which contains the calculated liabilities, income, qualified rate and payment, LTVs and DTI.	Please see attached Approval.	Approval/Underwriting Summary is fully present	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	04/08/2024		B	A	B	A	B	A	B	A	B	A	B	A
XXX	XXXXX	304251486	FCOM8997	04/11/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job. No Credit Findings

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	04/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251486	FCRE8999	04/11/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job. No Credit Findings

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	04/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251481	FCOM8997	04/12/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor

Borrower has stable job time - Borrower has XX.X years on job. Compensating factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor	Resolved	04/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251481	FCRE8999	04/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor

Borrower has stable job time - Borrower has XX.X years on job. Compensating factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor	Resolved	04/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251473	FCOM9186	04/11/2024	Compliance	Missing Doc	eSigned Documents Consent is Missing	The eSigned documents consent is missing. The eSigned documents consent is missing.	Exception is non-material and graded as level 2/B.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX% Compensating Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Compensating Factor	Acknowledged		No	B	B	B	B	B	B	B	B	B	B	B	B
XXX	XXXXX	304251473	FCRE8999	04/11/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX% Compensating Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Compensating Factor	Resolved	04/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304254144	FCOM8997	03/29/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	03/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304254144	FCRE8999	04/03/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	04/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251468	FCOM8997	04/13/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor

											Borrower has stable job time - Borrower has XX.XX years on job. Comp Factor	Resolved	04/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251468	FCRE8999	04/16/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor

											Borrower has stable job time - Borrower has XX.XX years on job. Comp Factor	Resolved	04/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251462	FCRE8999	04/03/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251462	FCOM1233	04/01/2024	Credit	Missing Doc	The Final 1003 is Incomplete	The Final 1003 is Incomplete The Initial and final 1003 in files reflects the borrower's current site and mailing address in in XXX, which is the second home. The borrower's primary residence is located in XXX, XXX	1003	The Final 1003 is Present	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/01/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304251460	FCOM8997	04/13/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251460	FCRE8999	04/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251459	FCOM8997	04/01/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX compensating factor

Borrower has stable job time - Borrower has XX.XX years on job. compensating factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% compensating facto

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% compensating factor

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% compensating factor	Resolved	04/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251459	FCRE1182	04/02/2024	Credit	Missing Doc	Approval/Underwriting Summary Not Provided	Missing Approval/Underwriting Summary Which contains calculation of liabilities, income, qualified rate and payment, LTVs and DTI.	Exception is non-material and graded as level 2/B.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX compensating factor

Borrower has stable job time - Borrower has XX.XX years on job. compensating factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% compensating facto

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% compensating factor

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% compensating factor	Acknowledged		No	B	B	B	B	B	B	B	B	B	B	B	B
XXX	XXXXX	304251456	FCOM8997	04/13/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251456	FCRE8999	04/15/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304303322	FCOM8997	04/14/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% compensating factor	Resolved	04/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304303322	FCRE8999	04/14/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% compensating factor	Resolved	04/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304254142	FCOM8997	03/14/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor	Resolved	03/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304254142	FCRE8999	03/19/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor	Resolved	03/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251450	FCOM8997	04/11/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Compensating Factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	04/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251450	FCRE1182	04/11/2024	Credit	Missing Doc	Approval/Underwriting Summary Not Provided	Missing Approval/Underwriting Summary which contains the calculated liabilities, income, qualified rate and payment, LTVs and DTI.	Please see attached approval.	Approval/Underwriting Summary is fully present	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Compensating Factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	04/11/2024		B	A	B	A	B	A	B	A	B	A	B	A
XXX	XXXXX	304251449	FCOM8997	04/08/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% No Credit Findings

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% No Credit Findings

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% No Credit Findings

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX No Credit Findings	Resolved	04/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251449	FCRE8999	04/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% No Credit Findings

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% No Credit Findings

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% No Credit Findings

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX No Credit Findings	Resolved	04/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251446	FCOM8997	04/13/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251446	FCRE8999	04/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251434	FCOM8997	04/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX% Compensating factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating factor

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX% Compensating factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor	Resolved	04/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251434	FCRE8999	04/11/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX% Compensating factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating factor

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX% Compensating factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor	Resolved	04/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251431	FCOM8997	04/08/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	04/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251431	FCRE6019	04/10/2024	Credit	Missing Doc	XXXzenship Documentation Not Provided	Borrower 1 XXXzenship Documentation Is Missing The US Patriot Act Disclosure Form completed by the borrower contains invalid insurance and expired dates.	Please see attached US Patriot Act Disclosure Form.	Borrower 1 updated US Patriot Act Disclosure provided . Exception Resolved.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	04/10/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304251429	FCOM8997	03/28/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	03/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251429	FCRE8999	03/28/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	03/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304256075	FCOM8997	04/15/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has X.X years on job. Compensating factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factor	Resolved	04/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304256075	FCRE8999	04/13/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.X years on job. Compensating factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factor	Resolved	04/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251408	FCOM8997	04/09/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor

											Qualifying DTI below max allowed. - Calculated DTI of XX% is less than Guideline DTI of XX% Compensating Factor	Resolved	04/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251408	FCRE8999	04/09/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor

											Qualifying DTI below max allowed. - Calculated DTI of XX% is less than Guideline DTI of XX% Compensating Factor	Resolved	04/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304303321	FCOM8997	04/16/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor	Resolved	04/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304303321	FCRE8999	04/14/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor	Resolved	04/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304254140	FCOM8997	03/19/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job. Per application.	Resolved	03/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304254140	FCRE8999	03/28/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job. Per application.	Resolved	03/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304254139	FCOM8997	03/22/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor

Borrower has stable job time - Borrower has X.XX years on job. Compensating Factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor	Resolved	03/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304254139	FCRE8999	03/18/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor

Borrower has stable job time - Borrower has X.XX years on job. Compensating Factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor	Resolved	03/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251399	FCOM8997	04/08/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating Factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor

											Borrower has stable job time - Borrower has XX.XX years on job. Compensating factor	Resolved	04/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251399	FCRE8999	04/11/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating Factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor

											Borrower has stable job time - Borrower has XX.XX years on job. Compensating factor	Resolved	04/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304303320	FCOM8997	03/28/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%
											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	03/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304303320	FCRE8999	03/28/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%
											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	03/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251377	FCOM8997	03/28/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	03/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251377	FCRE8999	03/28/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	03/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251373	FCOM8997	04/14/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factor	Resolved	04/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251373	FCRE8999	04/15/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factor	Resolved	04/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251371	FCOM8997	04/14/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating factor

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Compensating factor

											Borrower has stable job time - Borrower has X.XX years on job. Compensating factor	Resolved	04/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251371	FCRE8999	04/16/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating factor

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Compensating factor

											Borrower has stable job time - Borrower has X.XX years on job. Compensating factor	Resolved	04/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251363	FCOM8997	04/14/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX% Compensating Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor	Resolved	04/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251363	FCRE8999	04/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX% Compensating Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor	Resolved	04/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251358	FCOM8997	04/16/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor	Resolved	04/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251358	FCRE8999	04/13/2024	Credit	Data	No Credit Findings	No credit findings The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor	Resolved	04/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251356	FCOM8997	04/11/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Comp factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

Borrower has stable job time - Borrower has XX.XX years on job. Comp factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp factor	Resolved	04/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251356	FCRE8999	04/11/2024	Credit	Data	No Credit Findings	No credit findings The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Comp factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

Borrower has stable job time - Borrower has XX.XX years on job. Comp factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp factor	Resolved	04/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304303319	FCOM8997	03/26/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor	Resolved	03/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304303319	FCRE8999	03/27/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor	Resolved	03/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304109648	FCOM8997	03/08/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating Factor	Resolved	03/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304109648	FCRE8999	03/06/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating Factor	Resolved	03/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251342	FCOM8997	04/01/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor

Borrower has stable job time - Borrower has X.XX years on job. Compensating Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor	Resolved	04/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251342	FCRE6019	04/01/2024	Credit	Missing Doc	XXXzenship Documentation Not Provided	Borrower 1 XXXzenship Documentation Is Missing US Patriot Act Disclosure not in file.	Please see attached.	Borrower 1 XXXzenship Documentation Provided or Not Required	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor

Borrower has stable job time - Borrower has X.XX years on job. Compensating Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor	Resolved	04/01/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304251341	FCOM8997	04/01/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251341	FCRE8999	04/01/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251340	FCOM8997	03/28/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX% compensating factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX compensating factor

											Borrower has stable job time - Borrower has XX.X years on job. compensating factor	Resolved	03/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251340	FCRE8999	03/29/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX% compensating factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX compensating factor

											Borrower has stable job time - Borrower has XX.X years on job. compensating factor	Resolved	03/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251332	FCOM8997	03/31/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor	Resolved	03/31/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251332	FCRE8999	04/01/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor	Resolved	04/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304254136	FCOM8997	03/16/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	03/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304254136	FCRE8999	03/19/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	03/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304254132	FCOM8997	04/15/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304254132	FCRE8999	04/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251311	FCOM8997	04/11/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job. Comp Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp Factor

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX% Comp Factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor	Resolved	04/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251311	FCRE8999	04/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job. Comp Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp Factor

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX% Comp Factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor	Resolved	04/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304254131	FCOM8997	03/22/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factor	Resolved	03/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304254131	FCRE8999	03/18/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factor	Resolved	03/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251304	FCOM8997	04/15/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating Factor.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating Factor.

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Compensating Factor.	Resolved	04/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251304	FCRE8999	04/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating Factor.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating Factor.

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Compensating Factor.	Resolved	04/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304308636	FCOM8997	04/17/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	04/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304308636	FCRE1162	04/15/2024	Credit	Missing Doc	Flood Certificate Partially Provided	Flood Certificate is Partially Provided The flood cert in the loan file, appears to be corrupted, need a legible copy that includings the Flood Zone.	Flood Cert Attached	Flood Certificate is fully present	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	04/15/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304303318	FCOM8997	04/14/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factor

											Borrower has stable job time - Borrower has XX.XX years on job. Compensating factor	Resolved	04/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304303318	FCRE8999	04/17/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factor

											Borrower has stable job time - Borrower has XX.XX years on job. Compensating factor	Resolved	04/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251295	FCOM8997	04/11/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Comp factor	Resolved	04/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251295	FCRE8999	04/11/2024	Credit	Data	No Credit Findings	No credit findings The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Comp factor	Resolved	04/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304303317	FCOM8997	04/15/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has X.X years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	04/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304303317	FCRE8999	04/17/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.X years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	04/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304256073	FCOM8997	04/06/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Compensating Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job. Compensating Factor	Resolved	04/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304256073	FCRE8999	04/10/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Compensating Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job. Compensating Factor	Resolved	04/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304254126	FCOM8997	04/04/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX% Compensating factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX% Compensating factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

											Borrower has stable job time - Borrower has XX.XX years on job. Compensating factor	Resolved	04/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304254126	FCRE8999	04/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX% Compensating factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX% Compensating factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

											Borrower has stable job time - Borrower has XX.XX years on job. Compensating factor	Resolved	04/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304256072	FCOM8997	04/03/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job. Compensating factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor	Resolved	04/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304256072	FCRE1164	04/03/2024	Credit	Missing Doc	Flood Insurance Policy Missing	Missing Flood Insurance Policy The Flood Cert in file reflects property is in XXX Flood Zone.	Here you go. Thank you!	Flood Insurance Policy is fully present	Borrower has stable job time - Borrower has X.XX years on job. Compensating factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor	Resolved	04/03/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304251291	FCOM8997	04/11/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factor	Resolved	04/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251291	FCRE8999	04/11/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factor	Resolved	04/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251290	FCOM8997	03/29/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factor

											Borrower has stable job time - Borrower has XX.XX years on job. Compensating Factor	Resolved	03/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251290	FCRE8999	03/29/2024	Credit	Data	No Credit Findings	No credit findings. The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factor

											Borrower has stable job time - Borrower has XX.XX years on job. Compensating Factor	Resolved	03/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304256071	FCOM8997	03/28/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	03/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304256071	FCRE8999	03/28/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	03/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251282	FCOM8997	04/13/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251282	FCRE8999	04/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304256070	FCOM8997	04/15/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor	Resolved	04/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304256070	FCRE8999	04/17/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor	Resolved	04/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251258	FCOM8997	04/14/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX compensating factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% compensating factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% compensating factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% compensating factor

											Borrower has stable job time - Borrower has X.XX years on job. compensating factor	Resolved	04/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251258	FCRE8999	04/14/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX compensating factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% compensating factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% compensating factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% compensating factor

											Borrower has stable job time - Borrower has X.XX years on job. compensating factor	Resolved	04/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304254122	FCOM8997	03/31/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	03/31/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304254122	FCRE8999	03/29/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	03/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304256068	FCOM8997	04/09/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating Factor.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor.	Resolved	04/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304256068	FCRE8999	04/10/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating Factor.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor.	Resolved	04/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304254121	FCOM8997	03/18/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX% Compensating Factor	Resolved	03/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304254121	FCRE8999	03/26/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX% Compensating Factor	Resolved	03/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251247	FCOM8997	04/13/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Comp Factor	Resolved	04/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251247	FCRE8999	04/16/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Comp Factor	Resolved	04/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304254120	FCOM8997	03/14/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Borrower has stable job time - Borrower has X.XX years on job. Compensating factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating factor

Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX% Compensating factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor	Resolved	03/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304254120	FCRE8999	03/15/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Borrower has stable job time - Borrower has X.XX years on job. Compensating factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating factor

Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX% Compensating factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor	Resolved	03/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251243	FCOM8997	04/13/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.X years on job.	Resolved	04/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251243	FCRE8999	04/16/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.X years on job.	Resolved	04/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311991	FCOM8997	04/25/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX% Compensating factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor	Resolved	04/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311991	FCRE8999	04/30/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX% Compensating factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor	Resolved	04/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304254117	FCOM8997	03/19/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	03/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304254117	FCRE8999	03/16/2024	Credit	Data	No Credit Findings	No credit findings. The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	03/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304254116	FCOM8997	03/20/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Compensating factor

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating factor	Resolved	03/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304254116	FCRE8999	03/24/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Compensating factor

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating factor	Resolved	03/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304254116	FCRE1254	03/24/2024	Credit	Title	Property Title Issue	Property Title Issue Title reflects XXX mortgage dated XX/XX/XXXX per guidelines Heloc must be close as XXX. In addition missing updated Title reflecting both borrower's on Final title.	Please see corrected Title Report.	Received updated Title removing the prior lien. Further, the guidelines only require one borrower to be on title for XXX months as of the Note date. Property Title Issue Resolved	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Compensating factor

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating factor	Resolved	03/24/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304251227	FCOM8997	04/14/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.X years on job.	Resolved	04/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251227	FCRE8999	04/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.X years on job.	Resolved	04/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304254113	FCOM8997	03/15/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	03/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304254113	FCRE8999	03/18/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	03/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304254112	FCOM8997	04/15/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304254112	FCRE1145	04/14/2024	Credit	Missing Doc	Title Document Missing	Title Document is missing No evidence of the Title Condition Report and/or O&E.	first close report; Please clear condition as this is a HELOC and there is no title.	Title Document is fully Present; Received response from Seller indication title is not required. However, as stated within the exception the loan file is missing the Title Search/Condition Report and/or O&E and is required per guidelines. But the exception comment was not read. Exception Remains.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/14/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304256067	FCOM8997	03/25/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	03/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304256067	FCRE8999	04/02/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	04/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251223	FCOM8997	04/07/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.X years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	04/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251223	FCRE8999	04/10/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.X years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	04/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251222	FCOM8997	04/14/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX% Compensating factor

											Borrower has stable job time - Borrower has X.XX years on job. Compensating factor	Resolved	04/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251222	FCRE8999	04/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX% Compensating factor

											Borrower has stable job time - Borrower has X.XX years on job. Compensating factor	Resolved	04/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251219	FCOM8997	04/14/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating factor

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Compensating factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor	Resolved	04/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251219	FCRE1159	04/12/2024	Credit	Insurance	Hazard Insurance Effective Date is after the Disbursement Date	Hazard Insurance Effective Date of XX/XX/XXXX is after the Disbursement Date of XX/XX/XXXX. Hazard policy prior to disbursement needed.	Current HOI	Hazard Insurance Effective Date of XX/XX/XXXX is prior to or equal to the Disbursement Date of XX/XX/XXXX Or Hazard Insurance Effective Date Is Not Provided.	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating factor

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Compensating factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor	Resolved	04/12/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304251217	FCOM9186	04/03/2024	Compliance	Missing Doc	eSigned Documents Consent is Missing	The eSigned documents consent is missing. The eSigned documents consent is missing.		Exception is non-material and graded as level 2/B.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Acknowledged		No	B	B	B	B	B	B	B	B	B	B	B	B
XXX	XXXXX	304251217	FCRE1182	04/03/2024	Credit	Missing Doc	Approval/Underwriting Summary Not Provided	Missing Approval/Underwriting Summary which contains the calculated liabilities, income, qualified rate and payment, LTVs, CLTV and DTI.	Please see attached Approval	Approval/Underwriting Summary is fully present	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/03/2024		B	A	B	A	B	A	B	A	B	A	B	A
XXX	XXXXX	304254110	FCOM8997	03/14/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX% Compensating factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating factor	Resolved	03/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304254110	FCRE8999	03/19/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX% Compensating factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating factor	Resolved	03/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251211	FCOM8997	03/28/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	03/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251211	FCRE1162	03/28/2024	Credit	Missing Doc	Flood Certificate Partially Provided	Flood Certificate is Partially Provided A clearer copy of the flood certificate is required. The copy in file is not legible.	Please see attached Legible Flood Cert.	Flood Certificate is fully present	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	03/28/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304251209	FCOM8997	04/08/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has X.X years on job. Compensating Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor	Resolved	04/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251209	FCRE8999	04/08/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines. The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.X years on job. Compensating Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor	Resolved	04/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304254109	FCOM8997	03/21/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	03/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304254109	FCRE8999	03/21/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	03/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304254107	FCOM8997	03/19/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp factors	Resolved	03/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304254107	FCRE8999	03/20/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp factors	Resolved	03/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251202	FCOM8997	04/13/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XX.X years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251198	FCOM8997	04/11/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating Factor	Resolved	04/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251198	FCRE8999	04/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating Factor	Resolved	04/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304256066	FCOM8997	04/15/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	04/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304256066	FCRE1182	04/13/2024	Credit	Missing Doc	Approval/Underwriting Summary Not Provided	Missing Approval/Underwriting Summary which contains liabilities, income, qualifying rate and payment, LTC, CLTV and DTI.	Attached approval	Approval/Underwriting Summary is fully present; Received the HELOC Approval reflecting the qualified LTVs, DTI, qualified rate and payments. Exception Resolved.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	04/13/2024		B	A	B	A	B	A	B	A	B	A	B	A
XXX	XXXXX	304256066	FCRE1437	04/13/2024	Credit	Income/Employment	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines Missing YTD paystubs and/or WVOE with YTD earnings. File only contains prior year W2s and VVOE for wage income.	Attached VVOE	Received a Third Party WVOE from The Work Number, dated XX/XX/XXXX, which is after the closing of subject transaction and is required to be obtained prior to closing. Therefore, this exception can only be downgraded to a level 2/B.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Acknowledged		No	C	B	C	B	C	B	C	B	C	B	C	B
XXX	XXXXX	304254101	FCOM8997	04/16/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor	Resolved	04/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304254101	FCRE8999	04/13/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor	Resolved	04/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251197	FCOM8997	04/13/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XX.X years on job. Comp Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Comp Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor	Resolved	04/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251197	FCRE8999	04/16/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.X years on job. Comp Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Comp Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor	Resolved	04/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304254100	FCOM8997	03/19/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Borrower has stable job time - Borrower has X.X years on job. Compensation Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factor	Resolved	03/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304254100	FCRE1159	03/15/2024	Credit	Insurance	Hazard Insurance Effective Date is after the Disbursement Date	Hazard Insurance Effective Date of XX/XX/XXXX is after the Note Date of XX/XX/XXXX The hazard insurance is dated after the Note date, but documents indicate it was renewed. Missing HOI policy prior to renewal to verify no gaps.	Please see policy attached that was active at closing.	Hazard Insurance Effective Date of XX/XX/XXXX is prior to or equal to the Disbursement Date of XX/XX/XXXX Or Hazard Insurance Effective Date Is Not Provided	Borrower has stable job time - Borrower has X.X years on job. Compensation Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factor	Resolved	03/15/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304251193	FCOM8997	04/13/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Comp factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX% Comp factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp factor	Resolved	04/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251193	FCRE1182	04/15/2024	Credit	Missing Doc	Approval/Underwriting Summary Not Provided	Missing Approval/Underwriting Summary Which contains the calculations of the liabilities, income, qualified rate and payment, LTVs and DTI.	Exception is non-material and graded as level 2/B.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Comp factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX% Comp factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp factor	Acknowledged		No	B	B	B	B	B	B	B	B	B	B	B	B
XXX	XXXXX	304254097	FCOM8997	03/28/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% comp factor

Borrower has stable job time - Borrower has X.X years on job. comp factor

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% comp factor	Resolved	03/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304254097	FCRE8999	03/28/2024	Credit	Data	No Credit Findings	No credit findings The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% comp factor

Borrower has stable job time - Borrower has X.X years on job. comp factor

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% comp factor	Resolved	03/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304254096	FCOM8997	03/21/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating factor

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Compensating factor

Borrower has stable job time - Borrower has XX.XX years on job. Compensating factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor	Resolved	03/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304254096	FCRE1182	03/18/2024	Credit	Missing Doc	Approval/Underwriting Summary Not Provided	Missing Approval/Underwriting Summary Summary containing the LTV and DTI calculations, liabilities, qualified rate and payment etc.	Attached approval	Approval/Underwriting Summary is fully present	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating factor

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Compensating factor

Borrower has stable job time - Borrower has XX.XX years on job. Compensating factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor	Resolved	03/18/2024		B	A	B	A	B	A	B	A	B	A	B	A
XXX	XXXXX	304251187	FCOM8997	04/11/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	04/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251187	FCRE8999	04/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	04/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251185	FCOM8997	04/11/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor	Resolved	04/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251185	FCRE8999	04/11/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor	Resolved	04/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304254094	FCOM8997	03/25/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor	Resolved	03/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304254094	FCRE8999	04/02/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor	Resolved	04/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304256064	FCOM8997	04/16/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor

											Borrower has stable job time - Borrower has XX.XX years on job. Comp factor	Resolved	04/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304256064	FCRE8999	04/13/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor

											Borrower has stable job time - Borrower has XX.XX years on job. Comp factor	Resolved	04/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304254093	FCOM8997	04/01/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	04/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304254093	FCRE8999	04/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	04/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251180	FCOM8997	03/28/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job. Compensating Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating Factor	Resolved	03/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251180	FCRE8999	03/28/2024	Credit	Data	No Credit Findings	No credit findings. The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job. Compensating Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating Factor	Resolved	03/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304254091	FCOM8997	03/24/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Borrower has stable job time - Borrower has X.XX years on job. Compensating factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factor

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating factor	Resolved	03/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304254091	FCRE8999	03/27/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Borrower has stable job time - Borrower has X.XX years on job. Compensating factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factor

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating factor	Resolved	03/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304254090	FCOM8997	03/22/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factor

											Borrower has stable job time - Borrower has X.XX years on job. Compensating factor	Resolved	03/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304254090	FCRE1182	03/22/2024	Credit	Missing Doc	Approval/Underwriting Summary Not Provided	Missing Approval/Underwriting Summary Which contains all calculated liabilities, income, qualified rate and payment, LTVs and DTI.	Exception is non-material and graded as level 2/B.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factor

											Borrower has stable job time - Borrower has X.XX years on job. Compensating factor	Acknowledged		No	B	B	B	B	B	B	B	B	B	B	B	B
XXX	XXXXX	304256063	FCOM8997	04/08/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating Factor	Resolved	04/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304256063	FCRE8999	04/11/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating Factor	Resolved	04/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251174	FCOM8997	04/11/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%	Resolved	04/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251174	FCRE8999	04/10/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%	Resolved	04/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304254087	FCOM8997	03/31/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% compensating factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% compensating factor as included BX SSA income

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX compensating factor	Resolved	03/31/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304254087	FCRE8999	04/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% compensating factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% compensating factor as included BX SSA income

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX compensating factor	Resolved	04/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304254085	FCOM8997	04/15/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Compensating Factor	Resolved	04/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304254085	FCRE8999	04/14/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Compensating Factor	Resolved	04/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304256062	FCOM8997	03/25/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	03/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304256062	FCRE8999	03/25/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	03/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304254083	FCOM8997	03/16/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating factor

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Compensating factor

Borrower has stable job time - Borrower has X.X years on job. Compensating factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating factor	Resolved	03/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304254083	FCRE8999	03/21/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating factor

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Compensating factor

Borrower has stable job time - Borrower has X.X years on job. Compensating factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating factor	Resolved	03/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251165	FCOM9186	04/16/2024	Compliance	Missing Doc	eSigned Documents Consent is Missing	The eSigned documents consent is missing. The eSigned documents consent is missing.	esigned	Exception is non-material and graded as level 2/B.; The documentation provided doesn't contain documentation to show the borrower consented to receiving documents electronically	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.X years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Acknowledged		No	B	B	B	B	B	B	B	B	B	B	B	B
XXX	XXXXX	304251165	FCRE8999	04/15/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.X years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	04/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305753	FCOM8997	04/19/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305753	FCRE8999	04/14/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304256061	FCOM8997	04/14/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor

Borrower has stable job time - Borrower has X.X years on job. Compensating Factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX% Compensating Factor	Resolved	04/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304256061	FCRE8999	04/13/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor

Borrower has stable job time - Borrower has X.X years on job. Compensating Factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX% Compensating Factor	Resolved	04/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304254082	FCOM8997	03/19/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor	Resolved	03/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304254082	FCRE8999	03/23/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor	Resolved	03/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251163	FCOM8997	04/14/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251163	FCRE8999	04/15/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304254080	FCOM8997	03/18/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XX.X years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor	Resolved	03/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304254080	FCRE8999	03/16/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XX.X years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor	Resolved	03/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304256060	FCOM8997	04/17/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	04/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304256060	FCRE8999	04/15/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	04/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304254079	FCOM8997	03/18/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating factor	Resolved	03/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304254079	FCRE8999	03/18/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating factor	Resolved	03/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251162	FCOM9186	04/16/2024	Compliance	Missing Doc	eSigned Documents Consent is Missing	The eSigned documents consent is missing. The eSigned documents consent is missing.	Exception is non-material and graded as level 2/B.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.X years on job.	Acknowledged		No	B	B	B	B	B	B	B	B	B	B	B	B
XXX	XXXXX	304251162	FCRE1182	04/12/2024	Credit	Missing Doc	Approval/Underwriting Summary Not Provided	Missing Approval/Underwriting Summary which contains the calculated liabilities, income, qualifying rate and payment, LTVs and DTI.	Please see attached approval.	Approval/Underwriting Summary is fully present	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.X years on job.	Resolved	04/12/2024		B	A	B	A	B	A	B	A	B	A	B	A
XXX	XXXXX	304256059	FCOM8997	04/01/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor

Borrower has stable job time - Borrower has X.XX years on job. Compensating factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating Factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor	Resolved	04/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304256059	FCRE8999	04/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor

Borrower has stable job time - Borrower has X.XX years on job. Compensating factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating Factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor	Resolved	04/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304256058	FCOM8997	04/15/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	04/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304256058	FCRE1182	04/14/2024	Credit	Missing Doc	Approval/Underwriting Summary Not Provided	Missing Approval/Underwriting Summary which contains the calculated liabilities, income, qualifying rate and payment, LTVs and DTI.	Attached approval	Approval/Underwriting Summary is fully present	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	04/14/2024		B	A	B	A	B	A	B	A	B	A	B	A
XXX	XXXXX	304254076	FCOM8997	03/18/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.X years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	03/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304254076	FCRE8999	03/15/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.X years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	03/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251157	FCOM8997	04/13/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	04/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251157	FCRE8999	04/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	04/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304254075	FCOM8997	03/19/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	03/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304254075	FCRE8999	03/21/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	03/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251155	FCOM8997	04/08/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

											Borrower has stable job time - Borrower has XX.XX years on job. Comp Factor	Resolved	04/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251155	FCRE1182	04/08/2024	Credit	Missing Doc	Approval/Underwriting Summary Not Provided	Missing Approval/Underwriting Summary which contains the calculated liabilities, income, qualifying rate and payment, LTVs and DTI. Missing Approval/Underwriting Summary which contains the calculated liabilities, income, qualifying rate and payment, LTVs and DTI.	Please see attached approval.	Approval/Underwriting Summary is fully present	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

											Borrower has stable job time - Borrower has XX.XX years on job. Comp Factor	Resolved	04/08/2024		B	A	B	A	B	A	B	A	B	A	B	A
XXX	XXXXX	304251155	FCRE1159	04/08/2024	Credit	Insurance	Hazard Insurance Effective Date is after the Disbursement Date	Hazard Insurance Effective Date of XX/XX/XXXX is after the Disbursement Date of XX/XX/XXXX Missing the HOI that was in effect prior to the renewal, as borrower is required to have coverage prior to disbursement.	Please see updated HOI attached; Please see previous HOI policy attached.	Hazard Insurance Effective Date of XX/XX/XXXX is prior to or equal to the Disbursement Date of XX/XX/XXXX Or Hazard Insurance Effective Date Is Not Provided.; Received the duplicate HOI policy that is in question because the effective date is after the disbursement date. Within the initial exception comment, requested HOI policy prior to disbursement and renewal to verify no gap in coverage. The disbursement date was on XX/XX/XXXX and HOI effective date is XX/XX/XXXX. Exception Remains.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

											Borrower has stable job time - Borrower has XX.XX years on job. Comp Factor	Resolved	04/08/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304251155	FCRE3653	04/09/2024	Credit	Missing Doc	Missing letter of explanation	The address on the 1st Lien Mortgage Statement does not match the subject address, even though the borrower's mailing address is correct on said statement. The statement reflects address as XXX, but subject property address is XXX. It appears the house numbers were transposed and must be corrected.	It appears to be a data integrity issue with the first mortgage lender. The statement information matches the credit report and the property profile.	Received Seller's Response indicating that the information on the 1st lien statement, which they have no control over, is just a data integrity issue, but all information on statement does match what is reflected on the credit report. Exception Resolved.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

											Borrower has stable job time - Borrower has XX.XX years on job. Comp Factor	Resolved	04/09/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304251155	FCOM1231	04/08/2024	Credit	Missing Doc	The Initial 1003 is Missing	The Initial 1003 is Missing as the origination date need to be confirmed in order to verify the required disclosure were provided to the borrower within the required timeframe.	Please see attached Initial 1003	The Initial 1003 is Present	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

											Borrower has stable job time - Borrower has XX.XX years on job. Comp Factor	Resolved	04/08/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304256057	FCOM8997	04/16/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has X.X years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304256057	FCRE1182	04/15/2024	Credit	Missing Doc	Approval/Underwriting Summary Not Provided	Missing Approval/Underwriting Summary which includes the calculations of the liabilities, income, qualified rate and payment, LTVs and DTI.	Attached approval	Approval/Underwriting Summary is fully present	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has X.X years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/15/2024		B	A	B	A	B	A	B	A	B	A	B	A
XXX	XXXXX	304254071	FCOM9186	03/28/2024	Compliance	Missing Doc	eSigned Documents Consent is Missing	The eSigned documents consent is missing. The eSigned documents consent is missing.	Exception is non-material and graded as level 2/B.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factor

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating factor	Acknowledged		No	B	B	B	B	B	B	B	B	B	B	B	B
XXX	XXXXX	304254071	FCRE8999	03/25/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factor

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating factor	Resolved	03/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304254069	FCOM8997	03/21/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

											Borrower has stable job time - Borrower has X.X years on job. Compensating factor	Resolved	03/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304254069	FCRE8999	03/19/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

											Borrower has stable job time - Borrower has X.X years on job. Compensating factor	Resolved	03/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251143	FCOM8997	04/13/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.X years on job.	Resolved	04/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251143	FCRE8999	04/16/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.X years on job.	Resolved	04/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304256056	FCOM8997	04/09/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX% Compensating factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor	Resolved	04/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304256056	FCRE8999	04/10/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX% Compensating factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor	Resolved	04/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304254064	FCOM8997	04/16/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	04/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304254064	FCRE8999	04/14/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	04/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304256055	FCOM8997	03/18/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Comp Factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp Factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Comp Factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor	Resolved	03/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304256055	FCRE8999	03/24/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Comp Factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp Factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Comp Factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor	Resolved	03/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304254061	FCOM8997	03/25/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX% Compensating factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factor	Resolved	03/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304254061	FCRE8999	04/02/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX% Compensating factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factor	Resolved	04/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304254056	FCOM8997	03/26/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor	Resolved	03/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304254056	FCRE8999	03/27/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor	Resolved	03/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304254054	FCOM8997	03/22/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX% Compensating Factor

											Borrower has stable job time - Borrower has X.XX years on job. Compensating Factor	Resolved	03/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304254054	FCRE8999	03/22/2024	Credit	Data	No Credit Findings	No credit findings. The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX% Compensating Factor

											Borrower has stable job time - Borrower has X.XX years on job. Compensating Factor	Resolved	03/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304254053	FCOM8997	03/18/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	03/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304254053	FCRE8999	03/20/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	03/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304254051	FCOM8997	04/19/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp fact

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp fact

											Borrower has stable job time - Borrower has XX.X years on job. comp factor	Resolved	04/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304254051	FCRE8999	04/18/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp fact

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp fact

											Borrower has stable job time - Borrower has XX.X years on job. comp factor	Resolved	04/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251139	FCOM8997	04/11/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor

Qualifying DTI below max allowed. - Calculated DTI of % is less than Guideline DTI of XX% Comp Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%	Resolved	04/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251139	FCRE1182	04/11/2024	Credit	Missing Doc	Approval/Underwriting Summary Not Provided	Missing Approval/Underwriting Summary which contains the calculation of liabilities, income, qualified rate and payment, LTVs and DTI.	Exception is non-material and graded as level 2/B.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor

Qualifying DTI below max allowed. - Calculated DTI of % is less than Guideline DTI of XX% Comp Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%	Acknowledged		No	B	B	B	B	B	B	B	B	B	B	B	B
XXX	XXXXX	304308442	FCOM8997	04/18/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	04/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304308442	FCRE3978	04/15/2024	Credit	Missing Doc	Missing Letter of Explanation (Credit)	Missing current statement for new debt - XXX	Hello, please see statement. Thank you!	Received the promissory note for new debt borrower obtained on xx/xx/xxxx from xxxx, which was included in the borrower's total DTI. DTI well under maximum. Exception Resolved.	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	04/15/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304251134	FCOM8997	04/12/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	04/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251134	FCRE8999	04/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	04/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304256054	FCOM8997	04/15/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	04/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304256054	FCRE8999	04/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	04/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304254045	FCOM8997	04/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Compensating factor	Resolved	04/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304254045	FCRE1193	04/11/2024	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Audited DTI of XXX% exceeds Guideline DTI of 50% The lender calculated B2’s disability income as $XXX weekly or $XXX per month. According to the award letter provided, the benefit amount is $XXX bi-weekly or $XXX per month. Using the corrected benefit amount resulted in an audit DTI of XXX%, which exceeds the guideline maximum of 50%.	Hello, Attached DTI breakdown with tax transcripts Thank you,; Hello, Attached DTI breakdown from our UW Thank you,	Audited DTI of XXX% is less than or equal to Guideline DTI of 50%; Reviewed the Underwriter's DTI Breakdown, however the underwriter forgot to include the flood insurance premium on the subject property, which results in an additional monthly expense of $XXX, results to a monthly total liabilities of $XXX, not $XXX/$XXX and DTI of XXX/XXX%. Exception Remains.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Compensating factor	Resolved	04/11/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304254044	FCOM1262	04/10/2024	Compliance	Missing Doc	Right of Rescission is Missing	Right of Rescission is Missing NORTC is not in the loan file.	Hello, Signed RTC's attached Thank you,	Right of Rescission is Provided	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/10/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304254044	FCRE8999	04/13/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251131	FCOM8997	04/03/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% comp factor

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% comp factor	Resolved	04/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251131	FCRE8999	04/03/2024	Credit	Data	No Credit Findings	No credit findings The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% comp factor

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% comp factor	Resolved	04/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304254043	FCOM8997	04/14/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XX.X years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Compensating Factor	Resolved	04/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304254043	FCRE8999	04/17/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.X years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Compensating Factor	Resolved	04/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304254042	FCOM8997	03/25/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	03/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304254042	FCRE8999	03/25/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	03/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304254038	FCOM8997	03/28/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Compensating Factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating Factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor	Resolved	03/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304254038	FCRE8999	03/25/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Compensating Factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating Factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor	Resolved	03/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304254037	FCOM8997	03/28/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor

											Borrower has stable job time - Borrower has XX.XX years on job. Compensating Factor	Resolved	03/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304254037	FCRE8999	03/27/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor

											Borrower has stable job time - Borrower has XX.XX years on job. Compensating Factor	Resolved	03/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251125	FCOM8997	04/13/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251125	FCRE8999	04/16/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304256053	FCOM8997	03/31/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Compensating factor

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating factor	Resolved	03/31/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304256053	FCRE8999	04/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Compensating factor

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating factor	Resolved	04/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304256052	FCOM8997	03/31/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating Factor	Resolved	03/31/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304256052	FCRE1193	04/05/2024	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Audited DTI of XXX% exceeds Guideline DTI of 50% XXX with a monthly payment of $XXX was not included in total DTI calculation.	Audited DTI of XXX% is less than or equal to Guideline DTI of 50%. The XXX payment is eligible to be excluded from DTI Calc, per guidelines if the lease payments for XXX, are subject to a PPA or similar type of agreement, the lease provides delivery of a specific amount of XXX for an agreed-upon payment during a given period and includes a production guarantee, under prorated basis when the XXX produced by the XXX is less than the level. Exception Resolved.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating Factor	Resolved	04/05/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304254034	FCOM8997	03/14/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Comp Factor	Resolved	03/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304254034	FCRE1206	03/14/2024	Credit	Eligibility	All Interested Parties Not Checked with Exclusionary Lists	All Interested Parties Not Checked with Exclusionary Lists Per FNMA guidelines as lender guidelines are silent.	Please see Fraud Reports attached. Both were already included in the loan package. ; Could you please provide an explanation of what is needed to clear this condition?	All Interested Parties Checked against Exclusionary Lists	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Comp Factor	Resolved	03/14/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304254034	FCRE1205	03/14/2024	Credit	Eligibility	OFAC Check Not Completed and/or Cleared	OFAC Check Not Completed and/or Cleared Per FNMA guidelines as lender guidelines are silent.	Please see Fraud Reports attached. Both were already located in the loan package. ; Could you please provide an explanation of what is needed to clear this condition?	OFAC Check Completed and Cleared	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Comp Factor	Resolved	03/14/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304308441	FCOM8997	04/17/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	04/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304308441	FCRE8999	04/16/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	04/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304254029	FCOM8997	03/20/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	03/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304254029	FCRE8999	03/17/2024	Credit	Data	No Credit Findings	No credit findings. The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	03/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304254028	FCOM8997	03/18/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Borrower has stable job time - Borrower has X.XX years on job. Compensating factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factor

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating factor	Resolved	03/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304254028	FCRE8999	03/25/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Borrower has stable job time - Borrower has X.XX years on job. Compensating factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factor

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating factor	Resolved	03/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304256051	FCOM8997	04/04/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job. Compensating Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating Factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor	Resolved	04/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304256051	FCRE8999	04/07/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job. Compensating Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating Factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor	Resolved	04/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304256050	FCOM8997	04/17/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX correct

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% correct

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% correct	Resolved	04/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304256050	FCRE8999	04/15/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX correct

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% correct

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% correct	Resolved	04/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304254026	FCOM8997	03/29/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	03/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304254026	FCRE6019	03/29/2024	Credit	Missing Doc	XXXzenship Documentation Not Provided	Borrower 1 XXXzenship Documentation Is Missing Borrower is a XXX but loan file is missing two year history of legal presence and employment in the US. Per lender guidelines a valid SSN and either a current EAD and/or VISA or any other documentation that shows their immigration status.	XXX Card	Borrower 1 XXXzenship Documentation Provided. Received the borrower's unexpired XXX. Exception Resolved.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	03/29/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304303316	FCOM8997	04/14/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job. Compensating factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factor	Resolved	04/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304303316	FCRE8999	04/14/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job. Compensating factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factor	Resolved	04/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304256049	FCOM8997	04/09/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304256049	FCRE8999	04/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304254024	FCOM8997	03/22/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Borrower has stable job time - Borrower has X.XX years on job. Compensating factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX% Compensating factor

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating factor	Resolved	03/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304254024	FCRE8999	03/22/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Borrower has stable job time - Borrower has X.XX years on job. Compensating factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX% Compensating factor

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating factor	Resolved	03/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304308440	FCOM8997	04/17/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	04/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304308440	FCRE8999	04/20/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	04/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251120	FCOM9186	04/12/2024	Compliance	Missing Doc	eSigned Documents Consent is Missing	The eSigned documents consent is missing. The eSigned documents consent is missing.	Exception is non-material and graded as level 2/B.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX% Compensating Factor.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor.

											Borrower has stable job time - Borrower has XX.X years on job. Compensating factor.	Acknowledged		No	B	B	B	B	B	B	B	B	B	B	B	B
XXX	XXXXX	304251120	FCRE8999	04/11/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX% Compensating Factor.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor.

											Borrower has stable job time - Borrower has XX.X years on job. Compensating factor.	Resolved	04/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305842	FCOM8997	04/16/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factor

											Borrower has stable job time - Borrower has XX.XX years on job. Compensating Factors	Resolved	04/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305842	FCRE8999	04/14/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factor

											Borrower has stable job time - Borrower has XX.XX years on job. Compensating Factors	Resolved	04/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304254016	FCOM8997	03/15/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	03/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304254016	FCRE8999	03/18/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	03/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304254013	FCOM8997	03/29/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor	Resolved	03/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304254013	FCRE8999	04/03/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor	Resolved	04/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304256045	FCOM8997	03/26/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Borrower has stable job time - Borrower has X.XX years on job. Compensating factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor	Resolved	03/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304256045	FCRE8999	03/27/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Borrower has stable job time - Borrower has X.XX years on job. Compensating factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor	Resolved	03/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304254010	FCOM8997	03/19/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Compensating Factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating Factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating Factor

											Borrower has stable job time - Borrower has XX.XX years on job. Compensating factor	Resolved	03/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304254010	FCRE8999	03/22/2024	Credit	Data	No Credit Findings	No credit findings. The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Compensating Factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating Factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating Factor

											Borrower has stable job time - Borrower has XX.XX years on job. Compensating factor	Resolved	03/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304256044	FCOM8997	04/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304256044	FCRE8999	04/13/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304254008	FCOM8997	03/16/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Borrower has stable job time - Borrower has X.X years on job. Comp factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% comp factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX% comp factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX comp factor	Resolved	03/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304254008	FCRE1159	03/16/2024	Credit	Insurance	Hazard Insurance Effective Date is after the Disbursement Date	Hazard Insurance Effective Date of XX/XX/XXXX is after the Note Date of XX/XX/XXXX Missing policy with an effective date of XX/XX/XXXX, to verify no gap in renewal, as HOI in file is is more than 10 days after the Note date.	copy of Hazard with effective before note date	Hazard Insurance Effective Date of XX/XX/XXXX is prior to or equal to the Disbursement Date of XX/XX/XXXX Or Hazard Insurance Effective Date Is Not Provided	Borrower has stable job time - Borrower has X.X years on job. Comp factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% comp factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX% comp factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX comp factor	Resolved	03/16/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304256043	FCOM9186	04/17/2024	Compliance	Missing Doc	eSigned Documents Consent is Missing	The eSigned documents consent is missing. The eSigned documents consent is missing.	Exception is non-material and graded as level 2/B.	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Calculated LTV of X.XX% is less than Guideline LTV of XX%	Acknowledged		No	B	B	B	B	B	B	B	B	B	B	B	B
XXX	XXXXX	304256043	FCRE1182	04/16/2024	Credit	Missing Doc	Approval/Underwriting Summary Not Provided	Missing Approval/Underwriting Summary which contains the calculated liabilities, income, qualifying rate and payment, LTVs and DTI.	Attached approval	Approval/Underwriting Summary is fully present	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	04/16/2024		B	A	B	A	B	A	B	A	B	A	B	A
XXX	XXXXX	304253999	FCOM8997	03/19/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX% Compensating Factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor	Resolved	03/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253999	FCRE8999	03/20/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX% Compensating Factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor	Resolved	03/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253998	FCOM8997	03/22/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	03/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253998	FCRE8999	03/24/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	03/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253994	FCOM8997	03/16/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp factor.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor.	Resolved	03/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253994	FCRE8999	03/20/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp factor.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor.	Resolved	03/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253993	FCOM8997	03/18/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	03/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253993	FCRE8999	03/25/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	03/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253992	FCOM8997	04/06/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Compensating Factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XXX% Compensating Factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor	Resolved	04/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253992	FCRE8999	04/10/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Compensating Factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XXX% Compensating Factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor	Resolved	04/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253991	FCOM8997	04/01/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	04/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253991	FCRE8999	04/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	04/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253990	FCOM9186	04/04/2024	Compliance	Missing Doc	eSigned Documents Consent is Missing	The eSigned documents consent is missing. The eSigned documents consent is missing.	Exception is non-material and graded as level 2/B.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Acknowledged		No	B	B	B	B	B	B	B	B	B	B	B	B
XXX	XXXXX	304253990	FCRE8999	03/29/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	03/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304256039	FCOM8997	04/08/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factor	Resolved	04/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304256039	FCRE8999	04/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factor	Resolved	04/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253989	FCOM8997	03/24/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% comp factor

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp factor	Resolved	03/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253989	FCRE8999	03/27/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% comp factor

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp factor	Resolved	03/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305869	FCOM8997	04/17/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XX.X years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305869	FCRE8999	04/15/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.X years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253987	FCOM8997	03/18/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	03/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253987	FCRE8999	03/18/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	03/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305752	FCOM8997	04/16/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Comp factor

											Borrower has stable job time - Borrower has XX.XX years on job. Comp factor	Resolved	04/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305752	FCRE8999	04/19/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Comp factor

											Borrower has stable job time - Borrower has XX.XX years on job. Comp factor	Resolved	04/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304256038	FCOM8997	04/09/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor	Resolved	04/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304256038	FCRE8999	04/09/2024	Credit	Data	No Credit Findings	No credit findings The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor	Resolved	04/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253983	FCOM8997	03/21/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Comp factor.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp factor.	Resolved	03/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253983	FCRE8999	03/20/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Comp factor.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp factor.	Resolved	03/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253981	FCOM8997	03/16/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Compensating Factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor	Resolved	03/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253981	FCRE8999	03/18/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Compensating Factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor	Resolved	03/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253980	FCOM8997	04/17/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job. Comp Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Comp Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor	Resolved	04/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253980	FCRE8999	04/13/2024	Credit	Data	No Credit Findings	No credit findings The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job. Comp Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Comp Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor	Resolved	04/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253979	FCOM8997	03/18/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating Factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor	Resolved	03/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253979	FCRE8999	03/25/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating Factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor	Resolved	03/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304303315	FCOM8997	04/18/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor	Resolved	04/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304303315	FCRE8999	03/27/2024	Credit	Data	No Credit Findings	No credit findings. The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor	Resolved	03/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253978	FCOM8997	03/27/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor	Resolved	03/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253978	FCRE1182	03/26/2024	Credit	Missing Doc	Approval/Underwriting Summary Not Provided	Missing Approval/Underwriting Summary Which consist of the calculated liabilities, income, qualified rate and payment, LTVs and DTI.	Exception is non-material and graded as level 2/B.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor	Acknowledged		No	B	B	B	B	B	B	B	B	B	B	B	B
XXX	XXXXX	304256037	FCOM8997	04/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304256037	FCRE8999	04/13/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253974	FCOM8997	03/21/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating Factor

Borrower has stable job time - Borrower has X.XX years on job. Compensating factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX% Compensating Factor	Resolved	03/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253974	FCRE1437	03/18/2024	Credit	Income/Employment	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines - Missing verification of business existence of borrower's business XXX, completed within 10 calendar days prior to the Note date.	Income and Employment Meet Guidelines. Received Seller Response and borrower's verification of CPA License. The Income claimed on the XXX Business Tax returns was a loss and included in the borrower's DTI. The qualified income utilized is from borrower's current job, that he is full-time XXX and a XXX. The income earned in regards to the XXX is not being used. A WVOE was provided verifying the borrower's current employment status and income. Conducted a 3rd party search and also re-verified borrower is and has continued with current employer. The CPA License provided confirms the borrower business is in existence. Exception Resolved.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating Factor

Borrower has stable job time - Borrower has X.XX years on job. Compensating factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX% Compensating Factor	Resolved	03/18/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304253972	FCOM8997	04/19/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	04/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253972	FCRE8999	04/29/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	04/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304256036	FCOM8997	04/04/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensation Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensation Factor

											Borrower has stable job time - Borrower has XX.XX years on job. Compensating Factor	Resolved	04/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304256036	FCRE8999	04/02/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines. The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensation Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensation Factor

											Borrower has stable job time - Borrower has XX.XX years on job. Compensating Factor	Resolved	04/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253971	FCOM8997	03/22/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor	Resolved	03/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253971	FCRE8999	03/22/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor	Resolved	03/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304256034	FCOM8997	04/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304256034	FCRE8999	04/13/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253970	FCOM8997	03/26/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Comp factor	Resolved	03/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253970	FCRE8999	03/26/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Comp factor	Resolved	03/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305936	FCOM8997	04/18/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX% Comp Factor	Resolved	04/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305936	FCRE8999	04/15/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX% Comp Factor	Resolved	04/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253968	FCOM8997	03/17/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX% Compensating Factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor	Resolved	03/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253968	FCRE1437	03/21/2024	Credit	Income/Employment	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines Missing SSI Award Letter to meet lender guidelines.	Hello, here you go. Thank you!	Income and Employment Meet Guidelines	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX% Compensating Factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor	Resolved	03/21/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304253967	FCOM3666	03/26/2024	Compliance	Closing	Loan Originator NMLS Status is Not Active	Loan Originator NMLS Status is Not Active Oregon NMLS license for Loan Originator expired XX/XX/XXXX per NMLS search.	Hello, Updated 1003 attached updated NMLS Thank you,	Loan Originator NMLS Status is Active	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Compensating factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor	Resolved	03/26/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304253967	FCRE8999	04/02/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Compensating factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor	Resolved	04/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253966	FCOM8997	03/27/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XX.XX years on job. Compensating Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor	Resolved	03/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253966	FCRE8999	03/27/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XX.XX years on job. Compensating Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor	Resolved	03/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253963	FCOM8997	03/22/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	03/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253963	FCRE8999	03/22/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	03/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253962	FCOM8997	03/25/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	03/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253962	FCRE8999	03/25/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	03/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311990	FCOM8997	04/17/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Comp Factor	Resolved	04/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311990	FCRE8999	04/16/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Comp Factor	Resolved	04/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253960	FCOM8997	03/22/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensation Factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensation Factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensation Factor	Resolved	03/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253960	FCRE8999	03/21/2024	Credit	Data	No Credit Findings	There are no credit findings. The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensation Factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensation Factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensation Factor	Resolved	03/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304256033	FCOM9186	04/15/2024	Compliance	Missing Doc	eSigned Documents Consent is Missing	The eSigned documents consent is missing. The eSigned documents consent is missing.	Exception is non-material and graded as level 2/B.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Acknowledged		No	B	B	B	B	B	B	B	B	B	B	B	B
XXX	XXXXX	304256033	FCRE8999	04/13/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	04/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253957	FCOM8997	03/17/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of % is less than Guideline DTI of XX%	Resolved	03/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253957	FCRE8999	03/22/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of % is less than Guideline DTI of XX%	Resolved	03/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304256032	FCOM8997	04/17/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304256032	FCRE8999	04/13/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253956	FCOM8997	03/24/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XX.X years on job. Per XXXX Yrs on this Job XXyr

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor	Resolved	03/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253956	FCRE8999	03/22/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XX.X years on job. Per XXXX Yrs on this Job XXyr

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor	Resolved	03/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304256031	FCOM8997	04/17/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor.	Resolved	04/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304256031	FCRE8999	04/23/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor.	Resolved	04/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305820	FCOM8997	04/16/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	04/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305820	FCRE1437	04/19/2024	Credit	Income/Employment	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines According to the Final Loan Application, the W2s and paystubs in the loan file, the borrower current employer is XXX, but the third-party VVOE reflects employer name is is XXX. and/or XXX. However, no evidence in file indicating the relationship between these companies and if the XXX is the parent company of the employers listed on the VVOE.	please see attached printout that references the company's relation	Income and Employment Meet Guidelines. Received evidence the borrower's current employer was rebranded and is not known as XXX. Exception Resolved.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	04/19/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304256030	FCOM8997	04/14/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304256030	FCRE1182	04/14/2024	Credit	Missing Doc	Approval/Underwriting Summary Not Provided	Missing Approval/Underwriting Summary which contains the calculated liabilities, income, qualifying rate and payment, LTVs and DTI.	Attached approval	Approval/Underwriting Summary is fully present	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/14/2024		B	A	B	A	B	A	B	A	B	A	B	A
XXX	XXXXX	304253954	FCOM8997	03/20/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	03/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253954	FCRE8999	03/29/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	03/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304256029	FCOM9186	04/03/2024	Compliance	Missing Doc	eSigned Documents Consent is Missing	The eSigned documents consent is missing. The eSigned documents consent is missing.	Exception is non-material and graded as level 2/B.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor	Acknowledged		No	B	B	B	B	B	B	B	B	B	B	B	B
XXX	XXXXX	304256029	FCRE8999	04/03/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor	Resolved	04/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304256028	FCOM8997	04/02/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factor

Borrower has stable job time - Borrower has XX.X years on job. Compensating factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor	Resolved	04/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304256028	FCRE8999	04/06/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factor

Borrower has stable job time - Borrower has XX.X years on job. Compensating factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor	Resolved	04/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253953	FCOM8997	04/03/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Compensating factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating factor

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX% Compensating factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor	Resolved	04/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253953	FCRE8999	03/27/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Compensating factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating factor

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX% Compensating factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor	Resolved	03/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311989	FCOM8997	04/17/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.X years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311989	FCRE8999	04/17/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines. The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.X years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304256026	FCOM8997	04/22/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Borrower has stable job time - Borrower has X.X years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	04/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304256026	FCRE8999	04/23/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Borrower has stable job time - Borrower has X.X years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	04/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253951	FCOM8997	03/26/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.X years on job.	Resolved	03/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253951	FCRE8999	04/03/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.X years on job.	Resolved	04/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305568	FCOM8997	04/14/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job. Comp factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX% Comp factor	Resolved	04/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305568	FCRE8999	04/17/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job. Comp factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX% Comp factor	Resolved	04/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253949	FCOM8997	03/31/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor	Resolved	03/31/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253949	FCRE8999	03/31/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor	Resolved	03/31/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253948	FCOM8997	03/26/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Borrower has stable job time - Borrower has X.X years on job. Compensation Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor	Resolved	03/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253948	FCRE8999	03/20/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Borrower has stable job time - Borrower has X.X years on job. Compensation Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor	Resolved	03/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305868	FCOM8997	04/17/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305868	FCRE8999	04/22/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305867	FCOM8997	04/22/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	04/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305867	FCRE8999	04/22/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	04/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304303314	FCOM8997	03/26/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor

Borrower has stable job time - Borrower has XX.XX years on job. Compensating Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Compensating Factor

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating Factor	Resolved	03/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304303314	FCRE8999	03/27/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor

Borrower has stable job time - Borrower has XX.XX years on job. Compensating Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Compensating Factor

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating Factor	Resolved	03/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253944	FCOM8997	03/19/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	; ; Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factor.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating factor.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor.	Resolved	03/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253944	FCRE1182	03/25/2024	Credit	Missing Doc	Approval/Underwriting Summary Not Provided	Missing Approval/Underwriting Summary Which contains all of the calculated liabilities, qualified rate and payment, DTI and CLTV.	;	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factor.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating factor.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor.	Acknowledged			B	B	B	B	B	B	B	B	B	B	B	B
XXX	XXXXX	304253943	FCOM8997	03/19/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensation Factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensation Factor

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX% Compensation Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensation Factor

											Borrower has stable job time - Borrower has XX.XX years on job. Compensation Factor	Resolved	03/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253943	FCRE1183	03/29/2024	Credit	Missing Doc	Approval/Underwriting Summary Partially Provided	Approval/Underwriting Summary Partially Provided Which contains all the liabilities, income, qualified rate and payment, LTVs and DTI.	Exception is non-material and graded as level 2/B.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensation Factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensation Factor

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX% Compensation Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensation Factor

											Borrower has stable job time - Borrower has XX.XX years on job. Compensation Factor	Acknowledged		No	B	B	B	B	B	B	B	B	B	B	B	B
XXX	XXXXX	304256024	FCOM9186	03/25/2024	Compliance	Missing Doc	eSigned Documents Consent is Missing	The eSigned documents consent is missing. The eSigned documents consent is missing.	Exception is non-material and graded as level 2/B.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% comp factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% comp factor

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX% comp factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX comp factor

											Borrower has stable job time - Borrower has XX.XX years on job. Comp factor	Acknowledged		No	B	B	B	B	B	B	B	B	B	B	B	B
XXX	XXXXX	304256024	FCRE8999	04/01/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% comp factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% comp factor

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX% comp factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX comp factor

											Borrower has stable job time - Borrower has XX.XX years on job. Comp factor	Resolved	04/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253937	FCOM8997	03/29/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor

											Borrower has stable job time - Borrower has XX.XX years on job. Compensating Factor	Resolved	03/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253937	FCRE8999	03/30/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor

											Borrower has stable job time - Borrower has XX.XX years on job. Compensating Factor	Resolved	03/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304256023	FCOM8997	04/02/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX% Compensating Factor

											Borrower has stable job time - Borrower has X.XX years on job. Compensating Factor	Resolved	04/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304256023	FCRE8999	04/02/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX% Compensating Factor

											Borrower has stable job time - Borrower has X.XX years on job. Compensating Factor	Resolved	04/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253935	FCOM8997	03/16/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating Factor.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor.	Resolved	03/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253935	FCRE8999	03/19/2024	Credit	Data	No Credit Findings	No credit findings. The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating Factor.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor.	Resolved	03/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304256022	FCOM8997	04/15/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304256022	FCRE8999	04/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253934	FCOM8997	04/03/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XX.X years on job. Compensating factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factor

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating factor	Resolved	04/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253934	FCRE8999	04/06/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.X years on job. Compensating factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factor

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating factor	Resolved	04/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304256021	FCOM8997	04/05/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	04/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304256021	FCRE8999	04/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	04/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304256020	FCOM8997	04/06/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX% Compensating factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX% Compensating factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor	Resolved	04/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304256020	FCRE1437	04/10/2024	Credit	Income/Employment	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines Missing Social Security documentation for B1	Please see attached SSI award letter for borrower 1	Income and Employment Meet Guidelines - received SSI Award Letter, which supports the qualified SSI Income for B1. Exception Resolved.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX% Compensating factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX% Compensating factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor	Resolved	04/10/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304256019	FCOM8997	04/09/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304256019	FCRE8999	04/10/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304256018	FCOM9186	04/12/2024	Compliance	Missing Doc	eSigned Documents Consent is Missing	The eSigned documents consent is missing. The eSigned documents consent is missing.	Exception is non-material and graded as level 2/B.	Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Acknowledged		No	B	B	B	B	B	B	B	B	B	B	B	B
XXX	XXXXX	304256018	FCRE8999	04/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	04/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253933	FCOM8997	03/20/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating Factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Compensating Factor	Resolved	03/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253933	FCRE8999	03/25/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating Factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Compensating Factor	Resolved	03/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253932	FCOM8997	03/14/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.X years on job.	Resolved	03/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253932	FCRE8999	03/16/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.X years on job.	Resolved	03/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304256017	FCOM8997	04/04/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factor

											Borrower has stable job time - Borrower has X.XX years on job. Compensating factor	Resolved	04/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304256017	FCRE8999	04/09/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factor

											Borrower has stable job time - Borrower has X.XX years on job. Compensating factor	Resolved	04/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253931	FCOM8997	03/29/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Comp factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Comp factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor	Resolved	03/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253931	FCRE8999	03/30/2024	Credit	Data	No Credit Findings	No credit findings The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Comp factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Comp factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor	Resolved	03/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304256016	FCOM9186	04/03/2024	Compliance	Missing Doc	eSigned Documents Consent is Missing	The eSigned documents consent is missing. The eSigned documents consent is missing.		Exception is non-material and graded as level 2/B.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.X years on job.	Acknowledged		No	B	B	B	B	B	B	B	B	B	B	B	B
XXX	XXXXX	304256016	FCRE8999	03/27/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.X years on job.	Resolved	03/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304256016	FVAL5385	03/27/2024	Credit	Property	Property has been listed for sale in the past 6 months	Missing documentation to verify if subject property has been listed in the XXX months prior to application date of XX/XX/XXXX.	History showing property has not been listed for sale in past 6 months prior to application date	Received evidence the subject property has not been listed since XXX and within the past XXX months of application. Exception Resolved.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.X years on job.	Resolved	03/27/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304253928	FCOM8997	03/31/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor	Resolved	03/31/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253928	FCRE8999	04/04/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor	Resolved	04/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305751	FCOM8997	04/16/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp factor	Resolved	04/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305751	FCRE8999	04/16/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp factor	Resolved	04/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304256015	FCOM8997	04/15/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Compensating factor

											Borrower has stable job time - Borrower has XX.XX years on job. Compensating factor	Resolved	04/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304256015	FCRE8999	04/17/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Compensating factor

											Borrower has stable job time - Borrower has XX.XX years on job. Compensating factor	Resolved	04/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253925	FCOM8997	03/20/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Borrower has stable job time - Borrower has X.XX years on job. Compensating Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating Factor	Resolved	03/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253925	FCRE8999	03/23/2024	Credit	Data	No Credit Findings	No credit findings. The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Borrower has stable job time - Borrower has X.XX years on job. Compensating Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating Factor	Resolved	03/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311988	FCOM8997	04/21/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311988	FCRE8999	04/28/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304256014	FCOM8997	04/15/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job. Compensating Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX% Compensating Factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Compensating Factor	Resolved	04/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304256014	FCRE8999	04/14/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job. Compensating Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX% Compensating Factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Compensating Factor	Resolved	04/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253923	FCOM8997	03/20/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX% Compensating Factor.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating Factor.	Resolved	03/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253923	FCRE8999	03/23/2024	Credit	Data	No Credit Findings	No credit findings. The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX% Compensating Factor.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating Factor.	Resolved	03/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304303313	FCOM9186	04/17/2024	Compliance	Missing Doc	eSigned Documents Consent is Missing	The eSigned documents consent is missing. The eSigned documents consent is missing.	Exception is non-material and graded as level 2/B.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor

											Borrower has stable job time - Borrower has XX.XX years on job. Compensating Factor	Acknowledged		No	B	B	B	B	B	B	B	B	B	B	B	B
XXX	XXXXX	304303313	FCRE8999	04/17/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor

											Borrower has stable job time - Borrower has XX.XX years on job. Compensating Factor	Resolved	04/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253921	FCOM8997	03/29/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating Factor

Borrower has stable job time - Borrower has XX.X years on job. Compensating Factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX% Compensating Factor	Resolved	03/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253921	FCRE8999	03/23/2024	Credit	Data	No Credit Findings	No credit findings. The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating Factor

Borrower has stable job time - Borrower has XX.X years on job. Compensating Factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX% Compensating Factor	Resolved	03/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304256013	FCOM8997	04/04/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	04/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304256013	FCRE8999	04/08/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	04/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304256012	FCOM8997	04/09/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304256012	FCOM1221	04/10/2024	Credit	Missing Doc	The Deed of Trust is Incomplete	The Deed of Trust is Incomplete Notary signature missing.	DOT	The Deed of Trust is Present and Complete	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/10/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304253919	FCOM8997	03/25/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	03/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253919	FCRE8999	03/25/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	03/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304256011	FCOM8997	04/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	04/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304256011	FCRE8999	04/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	04/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304256010	FCOM8997	04/17/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304256010	FCRE8999	04/16/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253918	FCOM8997	03/31/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX% Comp factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Comp factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor	Resolved	03/31/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253918	FCRE8999	03/30/2024	Credit	Data	No Credit Findings	No credit findings The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX% Comp factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Comp factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor	Resolved	03/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304256009	FCOM8997	04/15/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.X years on job. Comp factor	Resolved	04/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304256009	FCRE8999	04/13/2024	Credit	Data	No Credit Findings	No credit findings The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.X years on job. Comp factor	Resolved	04/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304256008	FCOM8997	04/01/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX% Compensating factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

											Borrower has stable job time - Borrower has X.XX years on job. Compensating factor	Resolved	04/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304256008	FCRE8999	04/06/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX% Compensating factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

											Borrower has stable job time - Borrower has X.XX years on job. Compensating factor	Resolved	04/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253917	FCOM8997	03/25/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	03/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253917	FCRE8999	03/25/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	03/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304256007	FCOM8997	04/09/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor.

											Borrower has stable job time - Borrower has XX.XX years on job. Compensating Factor	Resolved	04/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304256007	FCRE8999	04/09/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor.

											Borrower has stable job time - Borrower has XX.XX years on job. Compensating Factor	Resolved	04/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311987	FCOM8997	04/17/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Comp Factor	Resolved	04/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311987	FCRE8999	04/24/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Comp Factor	Resolved	04/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304256006	FCOM1114	03/31/2024	Compliance	Points & Fees	Late Charge Percent is greater than 6%	Late Charge Percent is greater than 6%	Please see attached	updated note provided resolved exception; Validation Resolved	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	03/31/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304256006	FCRE8999	04/04/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	04/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304308624	FCOM8997	04/18/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XX.X years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Per HELOC

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Per HELOC	Resolved	04/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304308624	FCRE8999	04/23/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.X years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Per HELOC

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Per HELOC	Resolved	04/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315822	FCOM8997	04/20/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Comp factor	Resolved	04/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315822	FCRE8999	04/27/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Comp factor	Resolved	04/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304256005	FCOM8997	04/15/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor

											Borrower has stable job time - Borrower has XX.XX years on job. Compensating Factor	Resolved	04/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304256005	FCRE8999	04/13/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor

											Borrower has stable job time - Borrower has XX.XX years on job. Compensating Factor	Resolved	04/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253915	FCOM8997	04/15/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor

											Borrower has stable job time - Borrower has XX.XX years on job. Comp Factor	Resolved	04/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253915	FCRE8999	04/12/2024	Credit	Data	No Credit Findings	No credit findings The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor

											Borrower has stable job time - Borrower has XX.XX years on job. Comp Factor	Resolved	04/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305841	FCOM8997	04/17/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	04/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305841	FCRE1182	04/20/2024	Credit	Missing Doc	Approval/Underwriting Summary Not Provided	Missing Approval/Underwriting Summary which contains the calculated liabilities, income, qualified rate and payment, LTVs and DTI.	Exception is non-material and graded as level 2/B.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Acknowledged		No	B	B	B	B	B	B	B	B	B	B	B	B
XXX	XXXXX	304256004	FCOM8997	04/06/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304256004	FCRE8999	04/03/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304256003	FCOM8997	04/12/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating Factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor	Resolved	04/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304256003	FCRE8999	04/09/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating Factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor	Resolved	04/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304308477	FCOM8997	04/17/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	04/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304308477	FCRE8999	04/20/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	04/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253914	FCOM8997	04/08/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor

											Borrower has stable job time - Borrower has X.XX years on job. Compensating factor.	Resolved	04/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253914	FCRE8999	04/08/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor

											Borrower has stable job time - Borrower has X.XX years on job. Compensating factor.	Resolved	04/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304256002	FCOM8997	03/29/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor	Resolved	03/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304256002	FCRE8999	03/31/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor	Resolved	03/31/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305575	FCOM8997	04/17/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Comp factor

Borrower has stable job time - Borrower has XX.XX years on job. Comp factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor	Resolved	04/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305575	FCRE8999	04/15/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Comp factor

Borrower has stable job time - Borrower has XX.XX years on job. Comp factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor	Resolved	04/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304256001	FCOM1896	03/29/2024	Compliance	Disclosure	ROR issued on incorrect form.	Lien is paying off same lender 2nd lien, G-5 RTC was used when it should have been G-7	Exception is non-material and graded as level 2/B.	Borrower has stable job time - Borrower has X.XX years on job. compensating factors

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% compensating factor	Acknowledged		No	B	B	B	B	B	B	B	B	B	B	B	B
XXX	XXXXX	304256001	FCRE8999	04/04/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job. compensating factors

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% compensating factor	Resolved	04/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304256000	FCOM8997	04/08/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304256000	FCRE8999	04/11/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253912	FCOM8997	04/15/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	Resolved	04/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253912	FCRE1182	04/12/2024	Credit	Missing Doc	Approval/Underwriting Summary Not Provided	Missing Approval/Underwriting Summary which contains the calculated liabilities, income, qualifying payment and rate, LTVs and DTI.	Attached approval	Approval/Underwriting Summary is fully present; Received the HELOC Approval reflecting the qualified LTVs, DTI, qualified rate and payments. Exception Resolved.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	Resolved	04/12/2024		B	A	B	A	B	A	B	A	B	A	B	A
XXX	XXXXX	304253912	FCRE1254	04/16/2024	Credit	Title	Property Title Issue	Property Title Issue Non Borrowing XXX (XXX) is not on Title but signed the Deed of Trust.	Attached title	Property Title Issue Resolved	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	Resolved	04/16/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304253912	FCOM1221	04/16/2024	Credit	Missing Doc	The Deed of Trust is Incomplete	The Deed of Trust is Incomplete The Borrower did not sign the Deed of Trust in file and the Non Borrowing XXX (XXX) is not reflected as one of the mortgagor(s).	Attached sign DOT	The Deed of Trust is Present and Complete	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	Resolved	04/16/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304255998	FCOM8997	04/15/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factor	Resolved	04/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304255998	FCRE8999	04/16/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factor	Resolved	04/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304255997	FCOM8997	03/31/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.X years on job. Compensating Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating Factor	Resolved	03/31/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304255997	FCRE8999	03/30/2024	Credit	Data	No Credit Findings	No credit findings. The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.X years on job. Compensating Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating Factor	Resolved	03/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304255996	FCOM8997	04/08/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

											Borrower has stable job time - Borrower has X.XX years on job. comp factor	Resolved	04/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304255996	FCRE8999	04/04/2024	Credit	Data	No Credit Findings	No credit findings The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

											Borrower has stable job time - Borrower has X.XX years on job. comp factor	Resolved	04/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304308476	FCOM8997	04/16/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	04/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304308476	FCRE8999	04/16/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines. The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	04/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304255995	FCOM8997	04/17/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor	Resolved	04/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304255995	FCRE8999	04/23/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor	Resolved	04/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253909	FCOM8997	04/01/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253909	FCRE8999	04/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304255994	FCOM8997	04/05/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	04/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304255994	FCRE8999	04/04/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	04/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304255993	FCOM8997	04/15/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	04/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304255993	FCRE8999	04/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	04/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304255992	FCOM8997	04/16/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp factor	Resolved	04/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304255992	FCRE8999	04/19/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp factor	Resolved	04/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253908	FCOM8997	03/25/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Compensating factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

											Borrower has stable job time - Borrower has X.XX years on job. Compensating factor	Resolved	03/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253908	FCRE8999	03/25/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Compensating factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

											Borrower has stable job time - Borrower has X.XX years on job. Compensating factor	Resolved	03/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305804	FCOM8997	04/17/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305804	FCRE8999	04/15/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304308439	FCOM8997	04/16/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job. Borrower has XX.XX years on job.	Resolved	04/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304308439	FCRE8999	04/15/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job. Borrower has XX.XX years on job.	Resolved	04/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253907	FCOM8997	03/22/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	03/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253907	FCRE8999	03/20/2024	Credit	Data	No Credit Findings	No credit findings. The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	03/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304255990	FCOM8997	04/04/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has X.X years on job. Compensating Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating Factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor	Resolved	04/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304255990	FCRE8999	04/03/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.X years on job. Compensating Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating Factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor	Resolved	04/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304308512	FCOM8997	04/23/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304308512	FCRE8999	04/15/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305819	FCOM9186	04/19/2024	Compliance	Missing Doc	eSigned Documents Consent is Missing	The eSigned documents consent is missing. The eSigned documents consent is missing.	Exception is non-material and graded as level 2/B.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX correct

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% correct	Acknowledged		No	B	B	B	B	B	B	B	B	B	B	B	B
XXX	XXXXX	304305819	FCRE8999	04/19/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX correct

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% correct	Resolved	04/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315821	FCOM8997	04/22/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	04/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315821	FCRE8999	04/24/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	04/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304255989	FCOM8997	03/29/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX% Comp factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

											Borrower has stable job time - Borrower has XX.XX years on job. comp factor	Resolved	03/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304255989	FCRE8999	03/27/2024	Credit	Data	No Credit Findings	No credit findings The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX% Comp factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

											Borrower has stable job time - Borrower has XX.XX years on job. comp factor	Resolved	03/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305935	FCOM8997	04/17/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305935	FCRE8999	04/21/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311986	FCOM8997	04/18/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XX.X years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp factor	Resolved	04/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311986	FCRE8999	04/25/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.X years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp factor	Resolved	04/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253906	FCOM8997	03/25/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating Factor

											Borrower has stable job time - Borrower has XX.X years on job. Compensating Factor	Resolved	03/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253906	FCRE8999	03/19/2024	Credit	Data	No Credit Findings	No credit findings. The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating Factor

											Borrower has stable job time - Borrower has XX.X years on job. Compensating Factor	Resolved	03/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304255988	FCOM9186	04/15/2024	Compliance	Missing Doc	eSigned Documents Consent is Missing	The eSigned documents consent is missing. The eSigned documents consent is missing.	Exception is non-material and graded as level 2/B.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

Borrower has stable job time - Borrower has XX.XX years on job. Compensating Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX% Compensating factor

											Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX% Compensating factor	Acknowledged		No	B	B	B	B	B	B	B	B	B	B	B	B
XXX	XXXXX	304255988	FCRE8999	04/15/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

Borrower has stable job time - Borrower has XX.XX years on job. Compensating Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX% Compensating factor

											Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX% Compensating factor	Resolved	04/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311985	FCOM8997	04/18/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job. Compensation factors.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensation factors.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensation factors.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	04/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311985	FCRE8999	04/18/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job. Compensation factors.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensation factors.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensation factors.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	04/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304255987	FCOM8997	04/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor

											Borrower has stable job time - Borrower has XX.XX years on job. Compensating Factor	Resolved	04/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304255987	FCRE8999	04/13/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor

											Borrower has stable job time - Borrower has XX.XX years on job. Compensating Factor	Resolved	04/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253904	FCOM8997	04/08/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Compensating factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

											Borrower has stable job time - Borrower has X.XX years on job. Compensating Factor	Resolved	04/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253904	FCRE8999	04/11/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Compensating factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

											Borrower has stable job time - Borrower has X.XX years on job. Compensating Factor	Resolved	04/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253903	FCOM8997	03/20/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X% is less than Guideline LTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%	Resolved	03/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253903	FCRE8999	03/18/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X% is less than Guideline LTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%	Resolved	03/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253902	FCOM8997	04/01/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	04/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253902	FCRE8999	04/02/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	04/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304255986	FCOM8997	04/15/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factor Borrower has stable job time - Borrower has XX.X years on job.	Resolved	04/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304255986	FCRE8999	04/16/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factor Borrower has stable job time - Borrower has XX.X years on job.	Resolved	04/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304308611	FCOM8997	04/17/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job. Comp Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Comp Factor	Resolved	04/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304308611	FCRE8999	04/15/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job. Comp Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Comp Factor	Resolved	04/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304255985	FCOM8997	04/05/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has X.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	04/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304255985	FCRE8999	04/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	04/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305866	FCOM8997	04/16/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp factor

Borrower has stable job time - Borrower has XX.X years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX comp factor

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Comp factor	Resolved	04/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253901	FCOM9186	04/04/2024	Compliance	Missing Doc	eSigned Documents Consent is Missing	The eSigned documents consent is missing. The eSigned documents consent is missing.	Exception is non-material and graded as level 2/B.	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Acknowledged		No	B	B	B	B	B	B	B	B	B	B	B	B
XXX	XXXXX	304253901	FCRE8999	04/04/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	04/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253900	FCOM8997	04/08/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor	Resolved	04/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253900	FCRE8999	04/11/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor	Resolved	04/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305749	FCOM8997	04/19/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time -	Resolved	04/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305749	FCRE8999	04/19/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time -	Resolved	04/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305567	FCOM8997	04/16/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating Factor.	Resolved	04/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305567	FCRE8999	04/13/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating Factor.	Resolved	04/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304255984	FCOM8997	04/03/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factor

											Borrower has stable job time - Borrower has X.X years on job. Compensating factor	Resolved	04/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304255984	FCRE8999	04/07/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factor

											Borrower has stable job time - Borrower has X.X years on job. Compensating factor	Resolved	04/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305934	FCOM8997	04/17/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	04/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305934	FCRE8999	04/15/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	04/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304255983	FCOM8997	04/16/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating Factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Compensating Factor	Resolved	04/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304255983	FCRE8999	04/16/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating Factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Compensating Factor	Resolved	04/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304308482	FCOM8997	04/17/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	04/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304308482	FCRE8999	04/22/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	04/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305748	FCOM8997	04/16/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job. Compensating Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor	Resolved	04/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305748	FCRE8999	04/15/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job. Compensating Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor	Resolved	04/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305747	FCOM8997	04/16/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305747	FCRE8999	04/15/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253899	FCOM8997	03/22/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor	Resolved	03/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253899	FCRE8999	03/22/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor	Resolved	03/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304255982	FCOM8997	04/03/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating factor	Resolved	04/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304255982	FCRE8999	04/03/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating factor	Resolved	04/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311982	FCOM8997	04/18/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job. Compensating factor	Resolved	04/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311982	FCRE1182	04/26/2024	Credit	Missing Doc	Approval/Underwriting Summary Not Provided	Missing Approval/Underwriting Summary which includes the calculated liabilities, income, qualified rate and payment, LTVs and DTI.	Exception is non-material and graded as level 2/B.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job. Compensating factor	Acknowledged		No	B	B	B	B	B	B	B	B	B	B	B	B
XXX	XXXXX	304255981	FCOM8997	04/09/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp factors

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp factors

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factors	Resolved	04/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304255981	FCRE8999	04/09/2024	Credit	Data	No Credit Findings	No credit findings The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp factors

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp factors

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factors	Resolved	04/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304255980	FCOM8997	04/06/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor

Borrower has stable job time - Borrower has X.XX years on job. Compensating Factors

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor	Resolved	04/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304255980	FCRE8999	04/10/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor

Borrower has stable job time - Borrower has X.XX years on job. Compensating Factors

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor	Resolved	04/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304255979	FCOM8997	04/09/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor	Resolved	04/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304255979	FCRE8999	04/08/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor	Resolved	04/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253897	FCOM8997	04/06/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX% Comp factor

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp factor	Resolved	04/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253897	FCRE8999	04/03/2024	Credit	Data	No Credit Findings	No credit findings The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX% Comp factor

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp factor	Resolved	04/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253896	FCOM8997	03/21/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% comp factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

											Borrower has stable job time - Borrower has XX.XX years on job. comp factor	Resolved	03/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253896	FCRE8999	03/29/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% comp factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

											Borrower has stable job time - Borrower has XX.XX years on job. comp factor	Resolved	03/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304255978	FCOM8997	03/26/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	03/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304255978	FCRE1193	03/27/2024	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Audited DTI of XXX% exceeds Guideline DTI of 50% Missing the loan approval to confirm the lender's calculated DTI. The audit calculated the subject PITIA at $XXX, net rental loss of $XXX using the lease agreement and XXX% vacancy factor on the borrower's investment along with the borrower's other monthly payments of $XXX, for total liabilities of $XXXand calculated income of $XXX per month, which results in a DTI slightly over maximum of 50%.	uw documentation	Audited DTI of XXX% is less than or equal to Guideline DTI of 50%; Audited DTI of XXX% is less than or equal to Guideline DTI of 50%	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	03/27/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304305623	FCOM8997	04/16/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	04/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305623	FCRE8999	04/18/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	04/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304255977	FCOM8997	04/15/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

Borrower has stable job time - Borrower has XX.X years on job. Compensating factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Compensating factor	Resolved	04/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304255977	FCRE8999	04/16/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

Borrower has stable job time - Borrower has XX.X years on job. Compensating factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Compensating factor	Resolved	04/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253895	FCOM8997	03/31/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Comp factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor	Resolved	03/31/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253895	FCRE8999	03/30/2024	Credit	Data	No Credit Findings	No credit finding The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Comp factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor	Resolved	03/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304255976	FCOM8997	04/08/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	04/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304255976	FCRE8999	04/15/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	04/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304255975	FCOM8997	04/26/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations. Informational Only	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp factor	Resolved	04/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304255975	FCRE8999	04/26/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines. Informational Only	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp factor	Resolved	04/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253893	FCOM8997	03/23/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	03/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253893	FCRE8999	03/26/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	03/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304255974	FCOM8997	04/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor	Resolved	04/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304255974	FCRE8999	04/11/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor	Resolved	04/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304308438	FCOM8997	04/17/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304308438	FCRE8999	04/15/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311981	FCOM8997	04/19/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311981	FCRE8999	04/17/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304255973	FCOM8997	04/07/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factor	Resolved	04/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304255973	FCRE8999	04/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factor	Resolved	04/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304255972	FCOM8997	04/04/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating Factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor	Resolved	04/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304255972	FCRE8999	04/08/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating Factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor	Resolved	04/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304255971	FCOM8997	04/15/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

Borrower has stable job time - Borrower has XX.XX years on job. Compensating factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factor	Resolved	04/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304255971	FCRE8999	04/13/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

Borrower has stable job time - Borrower has XX.XX years on job. Compensating factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factor	Resolved	04/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304255970	FCOM8997	04/04/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factor

Borrower has stable job time - Borrower has X.XX years on job. Compensating factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor	Resolved	04/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304255970	FCRE8999	04/08/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factor

Borrower has stable job time - Borrower has X.XX years on job. Compensating factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor	Resolved	04/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304255969	FCOM8997	03/24/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor

											Borrower has stable job time - Borrower has X.XX years on job. Compensating Factors.	Resolved	03/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304255969	FCRE8999	03/21/2024	Credit	Data	No Credit Findings	No credit findings. The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor

											Borrower has stable job time - Borrower has X.XX years on job. Compensating Factors.	Resolved	03/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304255967	FCOM8997	03/20/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Compensating Factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor	Resolved	03/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304255967	FCRE8999	03/22/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Compensating Factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor	Resolved	03/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305746	FCOM8997	04/17/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job. Comp factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp fact

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp fact	Resolved	04/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305746	FCRE8999	04/18/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job. Comp factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp fact

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp fact	Resolved	04/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304255966	FCOM3482	04/11/2024	Compliance	Missing Doc	HELOC Brochure Missing	HELOC Brochure is missing.	brochure	HELOC Brochure is present.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% No Credit Findings	Resolved	04/11/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304255966	FCRE1183	04/11/2024	Credit	Missing Doc	Approval/Underwriting Summary Partially Provided	Approval/Underwriting Summary Partially Provided Which contains the calculated liabilities, income, qualified rate and payment. LTVs and DTI.		Exception is non-material and graded as level 2/B.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% No Credit Findings	Acknowledged		No	B	B	B	B	B	B	B	B	B	B	B	B
XXX	XXXXX	304308437	FCOM8997	04/17/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304308437	FCRE8999	04/23/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253892	FCOM8997	04/08/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	04/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253892	FCRE8999	04/11/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	04/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253891	FCOM9186	03/23/2024	Compliance	Missing Doc	eSigned Documents Consent is Missing	The eSigned documents consent is missing. The eSigned documents consent is missing.	Exception is non-material and graded as level 2/B.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Comp Factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job. Comp Factor	Acknowledged		No	B	B	B	B	B	B	B	B	B	B	B	B
XXX	XXXXX	304253891	FCRE8999	03/25/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Comp Factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job. Comp Factor	Resolved	03/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304308426	FCOM8997	04/16/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	04/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304308426	FCRE8999	04/15/2024	Credit	Data	No Credit Findings	No credit findings The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	04/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305865	FCOM8997	04/17/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job. Compensating Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor	Resolved	04/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305865	FCRE1182	04/15/2024	Credit	Missing Doc	Approval/Underwriting Summary Not Provided	Missing Approval/Underwriting Summary which includes the calculated liabilities, income, qualified rate and payment, LTVs and DTI.	Attached	Approval/Underwriting Summary is fully present; Received the HELOC Approval reflecting the qualified LTVs, DTI, qualified rate and payments. Exception Resolved.	Borrower has stable job time - Borrower has X.XX years on job. Compensating Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor	Resolved	04/15/2024		B	A	B	A	B	A	B	A	B	A	B	A
XXX	XXXXX	304255964	FCOM8997	03/20/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only; Informational Only	Borrower has stable job time - Borrower has XX.X years on job. Compensating Factor.	Resolved	03/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304255964	FCRE8999	03/29/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only; Informational Only	Borrower has stable job time - Borrower has XX.X years on job. Compensating Factor.	Resolved	03/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253890	finding-47	04/09/2024	Compliance	Right to Rescind	TILA Right of Rescission Test	This loan failed the TILA right of rescission test.

Closed-end ( 12 CFR §1026.23(a)(3) , transferred from 12 CFR §226.23(a)(3) ), Open-end ( 12 CFR §1026.15(a)(3) , transferred from 12 CFR §226.15(a)(3) )The funding date is before the third business day following consummation.

The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last. Borrower signed and dated all loan documents XX/XX/XXXX. However the Deed of trust was notarized XX/XX/XXXX. Therefore, disbursement should not be prior to XX/XX/XXXX.	Please see attached recorded DOT.	No right of rescission violation. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
											Compensating factor	Resolved	04/09/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304253890	FCRE8999	04/09/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
											Compensating factor	Resolved	04/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311980	FCOM8997	04/17/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311980	FCRE8999	04/24/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304308582	FCOM8997	04/17/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp factor	Resolved	04/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304308582	FCRE8999	04/22/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp factor	Resolved	04/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253889	FCOM9932	04/17/2024	Compliance	Missing Doc	Missing Mortgage	Statement for the 1st lien to confirm the borrower's P&I payment because the credit report does not reflect if the monthly payment contains property taxes and insurance and additional expenses. The 1st lien PITIA breakdown is required to calculate the DTI Correctly.	1st loan statement	Received 1st lien payment history reflecting the breakdown of the P&I and escrow amount. Exception Resolved.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Comp Factor

Borrower has stable job time - Borrower has XX.XX years on job. Comp Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Comp Factor	Resolved	04/17/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304253889	FCOM8997	04/14/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Comp Factor

Borrower has stable job time - Borrower has XX.XX years on job. Comp Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Comp Factor	Resolved	04/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311979	FCOM8997	04/18/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311979	FCRE8999	04/24/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305840	FCOM8997	04/16/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor

											Borrower has stable job time - Borrower has XX.XX years on job. Comp factor	Resolved	04/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305840	FCRE8999	04/15/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor

											Borrower has stable job time - Borrower has XX.XX years on job. Comp factor	Resolved	04/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305839	FCOM8997	04/17/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX comp factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% comp factor	Resolved	04/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305839	FCRE8999	04/22/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX comp factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% comp factor	Resolved	04/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304255962	FCOM8997	04/15/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor	Resolved	04/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304255962	FCRE8999	04/14/2024	Credit	Data	No Credit Findings	No credit findings The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor	Resolved	04/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304308481	FCOM8997	04/17/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XX.X years on job. compensating factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX compensating factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% compensating factor	Resolved	04/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304308481	FCRE8999	04/16/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.X years on job. compensating factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX compensating factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% compensating factor	Resolved	04/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311977	FCOM8997	04/25/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Comp factor	Resolved	04/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311977	FCRE8999	04/25/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Comp factor	Resolved	04/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304308436	FCOM8997	04/17/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304308436	FCRE8999	04/15/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304255961	FCOM8997	04/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating factor

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating factor	Resolved	04/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304255961	FCRE8999	04/11/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating factor

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating factor	Resolved	04/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304308425	FCOM8997	04/16/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	04/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304308425	FCRE8999	04/22/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	04/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305818	FCOM8997	04/17/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job. Comp Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor	Resolved	04/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305818	FCRE8999	04/22/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job. Comp Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor	Resolved	04/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311975	FCOM8997	04/21/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job. Comp factor.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp factor.	Resolved	04/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311975	FCRE8999	04/30/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job. Comp factor.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp factor.	Resolved	04/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304255959	FCOM9186	04/12/2024	Compliance	Missing Doc	eSigned Documents Consent is Missing	The eSigned documents consent is missing. The eSigned documents consent is missing.	Exception is non-material and graded as level 2/B.	Borrower has stable job time - Borrower has X.X years on job. Compensating Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor	Acknowledged		No	B	B	B	B	B	B	B	B	B	B	B	B
XXX	XXXXX	304255959	FCRE1193	04/10/2024	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Audited DTI of XXX% exceeds Guideline DTI of 50% Audit verified monthly labilities at $XXX, which includes PITIA of $XXX, (1st P&I $XXX, 2nd $XXX, Taxes $XXX and HOI $XXX) along with revolving monthly combined payments of $XXX per month, with a verified income amount of $XXX. Therefore, the total liabilities of $XXX and income $XXX, is a DTI of XXX%, maximum DTI of 50% and lender calculated $XXX%.	Received response from Seller, requesting an exception for DTI because it is XXX% over the maximum. The Seller provided the following compensating factors; Qualifying FICO is greater than the guideline minimum, original LTV is below the guideline maximum, XXX FICO,XXX% CLTV, XXX years current employment, XXX years in subject, owns no other properties and has XXX plus years clean mortgage history. Exception downgraded to a level 2/B.	Borrower has stable job time - Borrower has X.X years on job. Compensating Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor	Acknowledged		No	C	B	C	B	C	B	C	B	C	B	C	B
XXX	XXXXX	304255957	FCOM8997	04/09/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Comp factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor	Resolved	04/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304255957	FCRE8999	04/09/2024	Credit	Data	No Credit Findings	No credit findings The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Comp factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor	Resolved	04/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304255956	FCOM8997	04/15/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	04/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304255956	FCRE8999	04/13/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	04/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304255955	FCOM8997	04/01/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	04/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304255955	FCRE8999	04/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	04/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311974	FCOM8997	04/21/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	04/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311974	FCRE8999	04/26/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	04/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304255954	FCOM8997	04/15/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor	Resolved	04/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304255954	FCRE8999	04/16/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor	Resolved	04/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304308435	FCOM8997	04/17/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor

Borrower has stable job time - Borrower has XX.XX years on job. Comp Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

											Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX% Comp Factor	Resolved	04/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304308435	FCRE8999	04/22/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor

Borrower has stable job time - Borrower has XX.XX years on job. Comp Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

											Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX% Comp Factor	Resolved	04/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305838	FCOM8997	04/17/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	04/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305838	FCRE1182	04/16/2024	Credit	Missing Doc	Approval/Underwriting Summary Not Provided	Missing Approval/Underwriting Summary which includes the calculated liabilities, income, qualified rate and payment, LTVs and DTI.	Exception is non-material and graded as level 2/B.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Acknowledged		No	B	B	B	B	B	B	B	B	B	B	B	B
XXX	XXXXX	304253861	FCOM8997	04/15/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp factor

											Borrower has stable job time - Borrower has X.XX years on job. Comp factor	Resolved	04/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253861	FCRE8999	04/13/2024	Credit	Data	No Credit Findings	No credit findings The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp factor

											Borrower has stable job time - Borrower has X.XX years on job. Comp factor	Resolved	04/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305837	FCOM8997	04/17/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX No Credit Findings

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% No Credit Findings

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	04/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305837	FCRE1193	04/15/2024	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Audited DTI of XXX% exceeds Guideline DTI of 50% The calculated liabilities indicate the lender did not include the new debt acquired by borrower with a monthly payment of $XXX from XXX	The XXX loan is the non-borrower, XXX personal loan. Please see attached.; Please see attached XXX statement.; The XXX was payoff with the new XXX loan. Please see attached.	Audited DTI of XXX% is less than or equal to Guideline DTI of 50%; Received evidence the XXX loan in question is the non-borrowing XXXs loan only. Therefore, the loan does not need to be included in DTI and the XXX debt can also be excluded as it was paid off with the XXX loan. Exception Resolved.; Received screen print of an online statement reflecting XXX account has been paid in full and is sufficient for the first part of this exception. However, Seller did not address the most recent exception comment response regarding the Bank Statements that were provided initial to support the XXX account was paid in full and borrower obtaining the XXX loan which was utilized to payoff debt as well, but on the same day the borrower received the funds from this XXX loan, there is also another deposit from XXX for $XXX that also appears to be a new debt, that was not addressed by the Seller at the time the subject transaction was being reviewed. Seller must address this deposit before this exception can be cleared because it can also impact the DTI and approval if this loan. Exception Remains.; Received copy of bank statements reflecting two payments were made on the XXX liabilities on the borrower's credit report and a screen shot of a possible credit supplement. However, bank statements are not sufficient to verify an account has been paid off and closed. Either would need an actual copy of the credit supplement reflecting this account was in fact paid in full and closed or a statement from XXX reflecting account was paid in full, no additional monthly payments are due. Further, the borrower's bank statements reflect a deposit from XXX to pay debt off, but it appears the borrower might have possible obtained another loan through XXX, as a large deposit was made on XX/XX/XXXX the same date XXX deposited the borrower's borrower funds for $XXX which would indicate the borrower obtained an additional new debt from XXX to also pay off debt. There is no evidence in the loan file that the Seller questioned this deposit. Therefore, would need supports documents either verifying that this deposit was not another debt the borrower incurred or verification of this new debt, that would have to be included in the borrower's total DTI. Exception Remains.; Audited DTI of XXX% exceeds Guideline DTI of 50%	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX No Credit Findings

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% No Credit Findings

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	04/15/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304311973	FCOM8997	04/18/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp factor

											Borrower has stable job time - Borrower has XX.X years on job. Comp factor	Resolved	04/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311973	FCRE5774	04/24/2024	Credit	Borrower	Borrower 1 Credit Report is Incomplete	Borrower 1 Credit Report is Partially Present. Missing page 3 of 11.	Attached Credit Report with all pages	Borrower 1 Credit Report is not partially present.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp factor

											Borrower has stable job time - Borrower has XX.X years on job. Comp factor	Resolved	04/24/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304255953	FCOM8997	04/21/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job. Compensating factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor	Resolved	04/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304255953	FCRE8999	04/30/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job. Compensating factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor	Resolved	04/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305933	FCOM1207	04/16/2024	Compliance	Closing	The Note is Not Executed	The Note is Not Executed HELOC Agreement was not wet signed by the borrower, but was e-signed on XX/XX/XXXX, which was after the disbursement date of XX/XX/XXXX.	Attached Note	The Note is Executed	Borrower has stable job time - Borrower has X.XX years on job. Comp factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Comp Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor	Resolved	04/16/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304305933	FCRE1182	04/15/2024	Credit	Missing Doc	Approval/Underwriting Summary Not Provided	Missing Approval/Underwriting Summary which includes the calculated liabilities, income, qualified rate and payment, LTVs and DTI.	Attached Approval	Approval/Underwriting Summary is fully present	Borrower has stable job time - Borrower has X.XX years on job. Comp factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Comp Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor	Resolved	04/15/2024		B	A	B	A	B	A	B	A	B	A	B	A
XXX	XXXXX	304255952	FCOM8997	04/17/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	04/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304255952	FCRE8999	04/15/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	04/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304255951	FCOM8997	04/15/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor	Resolved	04/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304255951	FCRE8999	04/14/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor	Resolved	04/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304255950	FCOM8997	04/14/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor

											Borrower has stable job time - Borrower has X.X years on job. Compensating Factor	Resolved	04/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304255950	FCRE8999	04/14/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor

											Borrower has stable job time - Borrower has X.X years on job. Compensating Factor	Resolved	04/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304255949	FCOM8997	04/15/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factor	Resolved	04/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304255949	FCRE8999	04/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factor	Resolved	04/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304255948	FCOM8997	04/08/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating factor

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX% Compensating factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Compensating factor	Resolved	04/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304255948	FCRE8999	04/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating factor

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX% Compensating factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Compensating factor	Resolved	04/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304303312	FCOM8997	03/26/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	03/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304303312	FCRE8999	03/27/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	03/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305566	FCOM8997	04/15/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.X years on job.	Resolved	04/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305566	FCRE1159	04/12/2024	Credit	Insurance	Hazard Insurance Effective Date is after the Disbursement Date	Hazard Insurance Effective Date of XX/XX/XXXX is after the Disbursement Date of XX/XX/XXXX.	Please see attached.	Hazard Insurance Effective Date of XX-XX-XXXX is prior to or equal to the Disbursement Date of XX-XX-XXXX Or Hazard Insurance Effective Date Is Not Provided. Received the Renewal Notice dated XX/XX/XXXX reflecting if borrower does not payment policy by XX/XX/XXXX policy will expiring, meaning borrower had coverage up until xx/xx/xxxx if payment was not paid, but in fact was and coverage continued. Exception Resolved.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.X years on job.	Resolved	04/12/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304255947	FCOM9186	04/15/2024	Compliance	Missing Doc	eSigned Documents Consent is Missing	The eSigned documents consent is missing. The eSigned documents consent is missing.	Exception is non-material and graded as level 2/B.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor	Acknowledged		No	B	B	B	B	B	B	B	B	B	B	B	B
XXX	XXXXX	304255947	FCRE8999	04/15/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor	Resolved	04/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305565	FCOM8997	04/16/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	04/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305565	FCRE8999	04/18/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	04/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304303311	FCOM8997	03/26/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX% Compensating factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

											Borrower has stable job time - Borrower has XX.X years on job. Compensating factor	Resolved	03/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304303311	FCRE1182	03/27/2024	Credit	Missing Doc	Approval/Underwriting Summary Not Provided	Missing Approval/Underwriting Summary Missing Lender loan approval.	Attached approval	Approval/Underwriting Summary is fully present	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX% Compensating factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

											Borrower has stable job time - Borrower has XX.X years on job. Compensating factor	Resolved	03/27/2024		B	A	B	A	B	A	B	A	B	A	B	A
XXX	XXXXX	304311971	FCOM8997	04/17/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor	Resolved	04/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311971	FCRE8999	04/23/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor	Resolved	04/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311970	FCOM8997	04/22/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor	Resolved	04/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311970	FCRE8999	04/27/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor	Resolved	04/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311969	FCOM8997	04/19/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job. compensating factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor	Resolved	04/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311969	FCRE1182	04/18/2024	Credit	Missing Doc	Approval/Underwriting Summary Not Provided	Missing Approval/Underwriting Summary which includes the calculated liabilities, income, qualified rate and payment, LTVs and DTI.	Attached approval	Approval/Underwriting Summary is fully present	Borrower has stable job time - Borrower has XX.XX years on job. compensating factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor	Resolved	04/18/2024		B	A	B	A	B	A	B	A	B	A	B	A
XXX	XXXXX	304311969	FCRE1193	04/18/2024	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Audited DTI of XXX% exceeds Guideline DTI of 50% Authorized User Account was omitted from DTI, but required to be included per guidelines, unless 12-months cancelled checks or bank statements are provided as evidence borrower does not pay the monthly debt.	The auth user account in question was paid to $0.00 – attached documentation	Audited DTI of XXX% is less than or equal to Guideline DTI of 50%	Borrower has stable job time - Borrower has XX.XX years on job. compensating factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor	Resolved	04/18/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304308424	FCOM8997	04/17/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	04/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304308424	FCRE8999	04/15/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	04/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311968	FCOM8997	04/19/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	04/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311968	FCRE1182	04/20/2024	Credit	Missing Doc	Approval/Underwriting Summary Not Provided	Missing Approval/Underwriting Summary which includes the calculated liabilities, income, qualified rate and payment, LTVs and DTI.	Exception is non-material and graded as level 2/B.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Acknowledged		No	B	B	B	B	B	B	B	B	B	B	B	B
XXX	XXXXX	304305745	FCOM8997	04/17/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%	Resolved	04/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305745	FCRE1316	04/15/2024	Credit	Missing Doc	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower 1 3rd Party VOE Prior to Close Missing	Please see attached VOI.	Borrower 1 3rd Party VOE Prior to Close Was Provided	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%	Resolved	04/15/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304305745	FCRE1328	04/15/2024	Credit	Missing Doc	Borrower 1 W2/1099 Missing	Borrower 1 W2/1099 Missing Loan file only contains pay stubs.	Please see attached VOI showing income information.	Borrower 1 W2/1099 Provided	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%	Resolved	04/15/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304303310	FCOM8997	03/26/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XX.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Comp factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor	Resolved	03/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304303310	FCRE8999	04/15/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Comp factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor	Resolved	04/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304255945	FCOM6722	04/10/2024	Compliance	Closing	Mortgage not properly executed	The Note and Mortgage are notarized (XX/XX/XXXX) prior to borrower's signing date (XX/XX/XXXX).	Please see attached recorded DOT.	Received executed and recorded DOT reflecting Notary date is XX/XX/XXXX. Exception Resolved.	Borrower has stable job time - Borrower has XX.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	04/10/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304255945	FCRE8999	04/04/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	04/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305803	FCOM8997	04/16/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Comp factor.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp factor.

Borrower has stable job time - Borrower has X.XX years on job. Comp factor.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX% Comp factor.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor.	Resolved	04/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305803	FCRE8999	04/15/2024	Credit	Data	No Credit Findings	No credit findings. The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Comp factor.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp factor.

Borrower has stable job time - Borrower has X.XX years on job. Comp factor.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX% Comp factor.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor.	Resolved	04/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304308635	FCOM8997	04/17/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	04/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304308635	FCRE8999	04/23/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	04/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305622	FCOM8997	04/15/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Comp factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX% Comp factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX% Comp factor	Resolved	04/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305622	FCRE8999	04/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Comp factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX% Comp factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX% Comp factor	Resolved	04/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315819	FCOM8997	04/25/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315819	FCRE8999	04/25/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304255944	FCOM8997	04/16/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304255944	FCRE8999	04/13/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305802	FCOM8997	04/16/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Comp factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp factor	Resolved	04/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305802	FCRE8999	04/19/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Comp factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp factor	Resolved	04/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304255943	FCOM8997	04/15/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XX.X years on job. Comp factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Comp Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Comp Factor	Resolved	04/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304255943	FCRE8999	04/14/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines. No credit findings	Informational Only	Borrower has stable job time - Borrower has XX.X years on job. Comp factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Comp Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Comp Factor	Resolved	04/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304308634	FCOM8997	04/17/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.X years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	04/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304308634	FCRE8999	04/18/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.X years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	04/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311967	FCOM8997	04/18/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	04/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311967	FCRE8999	04/18/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	04/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304303309	FCOM8997	03/26/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%	Resolved	03/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304303309	FCRE8999	04/16/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%	Resolved	04/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305863	FCOM8997	04/17/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	04/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305863	FCRE1159	04/15/2024	Credit	Insurance	Hazard Insurance Effective Date is after the Disbursement Date	Hazard Insurance Effective Date of XX/XX/XXXX is after the Disbursement Date of XX/XX/XXXX.	Please see insurance	Hazard Insurance Effective Date of XX/XX/XXXX is prior to or equal to the Disbursement Date of XX/XX/XXXX Or Hazard Insurance Effective Date Is Not Provided.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	04/15/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304255942	FCOM8997	04/15/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job. Compensating Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor	Resolved	04/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304255942	FCRE8999	04/14/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job. Compensating Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor	Resolved	04/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305744	FCOM8997	04/16/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	04/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305744	FCRE8999	04/19/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	04/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304255941	FCOM8997	04/17/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating Factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating Factor

											Borrower has stable job time - Borrower has X.XX years on job. Compensating factor	Resolved	04/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304255941	FCRE8999	03/27/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating Factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating Factor

											Borrower has stable job time - Borrower has X.XX years on job. Compensating factor	Resolved	03/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305932	FCOM8997	04/17/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX% Calculated LTV of XX.X% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job. Borrower has X.XX years on job.	Resolved	04/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305932	FCRE1182	04/21/2024	Credit	Missing Doc	Approval/Underwriting Summary Not Provided	Missing Approval/Underwriting Summary which includes the calculated liabilities, income, qualified rate and payment, LTVs and DTI.	Attached approval	Approval/Underwriting Summary is fully present; Received the HELOC Approval reflecting the qualified LTVs, DTI, qualified rate and payments. Exception Resolved.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX% Calculated LTV of XX.X% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job. Borrower has X.XX years on job.	Resolved	04/21/2024		B	A	B	A	B	A	B	A	B	A	B	A
XXX	XXXXX	304255940	FCOM8997	04/14/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factor

											Borrower has stable job time - Borrower has X.X years on job. Compensating Factor	Resolved	04/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304255940	FCRE1182	04/14/2024	Credit	Missing Doc	Approval/Underwriting Summary Not Provided	Missing Approval/Underwriting Summary which contains the calculated liabilities, income, qualified rate and payment, LTVs and DTI.	Exception is non-material and graded as level 2/B.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factor

											Borrower has stable job time - Borrower has X.X years on job. Compensating Factor	Acknowledged		No	B	B	B	B	B	B	B	B	B	B	B	B
XXX	XXXXX	304315818	FCOM8997	04/20/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	04/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315818	FCRE1182	04/19/2024	Credit	Missing Doc	Approval/Underwriting Summary Not Provided	Missing Approval/Underwriting Summary which contains the calculated liabilities, income, the qualifying rate and payment, LTVs and DTI.	Attached Approval	Approval/Underwriting Summary is fully present	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	04/19/2024		B	A	B	A	B	A	B	A	B	A	B	A
XXX	XXXXX	304311966	FCOM8997	04/17/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%	Resolved	04/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311966	FCRE8999	04/18/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%	Resolved	04/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304255939	FCOM8997	04/06/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has X.X years on job. Compensating factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor	Resolved	04/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304255939	FCRE8999	04/09/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.X years on job. Compensating factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor	Resolved	04/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305861	FCOM8997	04/17/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	04/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305861	FCRE8999	04/18/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	04/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311965	FCOM8997	04/25/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX% Comp Factor

											Borrower has stable job time - Borrower has X.XX years on job. Comp factor	Resolved	04/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311965	FCRE8999	04/19/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines. The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX% Comp Factor

											Borrower has stable job time - Borrower has X.XX years on job. Comp factor	Resolved	04/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304255938	FCOM8997	04/15/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Comp Factor

											Borrower has stable job time - Borrower has XX.XX years on job. Comp Factor	Resolved	04/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304255938	FCRE8999	04/13/2024	Credit	Data	No Credit Findings	No credit findings The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Comp Factor

											Borrower has stable job time - Borrower has XX.XX years on job. Comp Factor	Resolved	04/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311964	FCOM8997	04/19/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Comp factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor	Resolved	04/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311964	FCRE8999	04/24/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Comp factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor	Resolved	04/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315817	FCOM8997	04/19/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX compensating factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% compensating factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% compensating factor	Resolved	04/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315817	FCRE8999	04/19/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX compensating factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% compensating factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% compensating factor	Resolved	04/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305817	FCOM9186	04/19/2024	Compliance	Missing Doc	eSigned Documents Consent is Missing	The eSigned documents consent is missing. The eSigned documents consent is missing.	Exception is non-material and graded as level 2/B.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Acknowledged		No	B	B	B	B	B	B	B	B	B	B	B	B
XXX	XXXXX	304305817	FCRE8999	04/19/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	04/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305621	FCOM8997	04/16/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305621	FCRE8999	04/15/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305836	FCOM8997	04/16/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job. Comp factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Comp factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp factor	Resolved	04/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305836	FCRE8999	04/19/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job. Comp factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Comp factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp factor	Resolved	04/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305931	FCOM8997	04/18/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	04/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305931	FCRE8999	04/18/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	04/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304308569	FCOM9186	04/18/2024	Compliance	Missing Doc	eSigned Documents Consent is Missing	The eSigned documents consent is missing. The eSigned documents consent is missing.	Exception is non-material and graded as level 2/B.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Acknowledged		No	B	B	B	B	B	B	B	B	B	B	B	B
XXX	XXXXX	304308569	FCRE8999	04/18/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311963	FCOM8997	04/18/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311963	FCRE8999	04/18/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305860	FCOM8997	04/19/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305860	FCRE8999	04/20/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305801	FCOM8997	04/17/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has X.X years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	04/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305801	FCRE8999	04/15/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has X.X years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	04/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311962	FCOM8997	04/30/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	04/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311962	FCRE1158	04/29/2024	Credit	Missing Doc	Hazard Insurance Policy is Partial	Hazard Insurance Policy Partially Provided verification of the insurance premium missing from policy.	Please see attached; See attached	Hazard Insurance Policy is fully present; Received duplicate copy of HOI Policy which does not reflect the Annual Premium amount. Exception Remains.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	04/29/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304305743	FCOM8997	04/17/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor.	Resolved	04/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305743	FCRE8999	04/15/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor.	Resolved	04/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304308423	FCOM8997	04/19/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XX.X years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor	Resolved	04/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304308423	FCRE8999	04/17/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.X years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor	Resolved	04/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311960	FCOM8997	04/18/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job. Comp Factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	04/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311960	FCRE1115	04/18/2024	Credit	Closing	Security Instrument Date is greater than current date	Security Instrument Date is greater than the transaction date of XX/XX/XXXX The subject Deed of Trust must be corrected as Notary date is prior to the DOT date, the HELOC Agreement date, closing date, and disbursement date.	Please see attached	Validation Resolved; Corrected DOT provided. Condition cleared.	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job. Comp Factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	04/18/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304305930	FCOM8997	04/17/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305930	FCRE8999	04/23/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305859	FCOM8997	04/17/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305859	FCRE1182	04/20/2024	Credit	Missing Doc	Approval/Underwriting Summary Not Provided	Missing Approval/Underwriting Summary which includes the calculated liabilities, income, qualified rate and payment, LTVs and DTI.	Attached approval	Approval/Underwriting Summary is fully present	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/20/2024		B	A	B	A	B	A	B	A	B	A	B	A
XXX	XXXXX	304311959	FCOM8997	04/19/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job. compensating factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX compensating factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% compensating factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% compensating factor	Resolved	04/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311959	FCRE1182	04/18/2024	Credit	Missing Doc	Approval/Underwriting Summary Not Provided	Missing Approval/Underwriting Summary which includes the calculated liabilities, income, qualified rate and payment, LTVs and DTI.	Exception is non-material and graded as level 2/B.	Borrower has stable job time - Borrower has XX.XX years on job. compensating factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX compensating factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% compensating factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% compensating factor	Acknowledged		No	B	B	B	B	B	B	B	B	B	B	B	B
XXX	XXXXX	304311958	FCOM8997	04/19/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XX.X years on job. Comp factor.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Comp factor.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX% Comp factor.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp factor.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor	Resolved	04/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311958	FCRE8999	04/25/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.X years on job. Comp factor.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Comp factor.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX% Comp factor.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp factor.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor	Resolved	04/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304303308	FCOM8997	03/26/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	03/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304303308	FCRE8999	04/13/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	04/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311956	FCOM8997	04/18/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp factor

											Borrower has stable job time - Borrower has X.XX years on job. comp factor	Resolved	04/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311956	FCRE1182	04/18/2024	Credit	Missing Doc	Approval/Underwriting Summary Not Provided	Missing Approval/Underwriting Summary which includes the calculated liabilities, income, qualified rate and payment, LTVs and DTI.	Exception is non-material and graded as level 2/B.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp factor

											Borrower has stable job time - Borrower has X.XX years on job. comp factor	Acknowledged		No	B	B	B	B	B	B	B	B	B	B	B	B
XXX	XXXXX	304311955	FCOM8997	04/18/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensation factors.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensation factors.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensation factors.

											Borrower has stable job time - Borrower has X.X years on job. Compensation factors.	Resolved	04/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311955	FCRE8999	04/17/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensation factors.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensation factors.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensation factors.

											Borrower has stable job time - Borrower has X.X years on job. Compensation factors.	Resolved	04/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305574	FCOM8997	04/19/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.X years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	04/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305574	FCRE8999	04/18/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.X years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	04/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305800	FCOM8997	04/16/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job. Compensating Factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Comp factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp factor	Resolved	04/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305800	FCRE8999	04/18/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job. Compensating Factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Comp factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp factor	Resolved	04/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311954	FCOM8997	04/28/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job. Comp factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor	Resolved	04/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311954	FCRE8999	04/22/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job. Comp factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor	Resolved	04/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311953	FCOM8997	04/18/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311953	FCRE8999	04/25/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305620	FCOM8997	04/16/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job. Compensating Factors.	Resolved	04/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305620	FCRE8999	04/15/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job. Compensating Factors.	Resolved	04/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305858	FCOM8997	04/17/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305858	FCRE8999	04/15/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304303307	finding-47	04/17/2024	Compliance	Right to Rescind	TILA Right of Rescission Test	This loan failed the TILA right of rescission test.

Closed-end ( 12 CFR §1026.23(a)(3) , transferred from 12 CFR §226.23(a)(3) ), Open-end ( 12 CFR §1026.15(a)(3) , transferred from 12 CFR §226.15(a)(3) )The funding date is before the third business day following consummation.

The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last. The Mortgage notary date of XX/XX/XXXX is after the disbursement date of XX/XX/XXXX. However, all other notary docs reflects notary date of XX/XX/XXXX.	Please see attached recorded DOT as the notary corrected and initialed DOT to reflect date of xx/xx/xxxx	No right of rescission violation. Condition cleared.	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX compensating actor

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% compensating factor	Resolved	04/17/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304303307	FCRE8999	04/14/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX compensating actor

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% compensating factor	Resolved	04/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311951	FCOM8997	04/18/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp factor

											Borrower has stable job time - Borrower has X.X years on job.	Resolved	04/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311951	FCRE8999	04/23/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp factor

											Borrower has stable job time - Borrower has X.X years on job.	Resolved	04/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305816	FCOM8997	04/17/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305816	FCRE8999	04/15/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305857	FCOM8997	04/17/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305857	FCRE8999	04/22/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305815	FCOM8997	04/23/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	04/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305815	FCRE8999	04/23/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	04/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311948	FCOM8997	04/26/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	04/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311948	FCRE8999	04/17/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	04/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305835	FCOM8997	04/16/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	04/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305835	FCRE8999	04/15/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	04/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311947	FCOM8997	04/19/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311947	FCRE8999	04/18/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304255936	FCOM8997	04/06/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor	Resolved	04/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304255936	FCRE8999	04/09/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor	Resolved	04/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305834	FCOM8997	04/16/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XX.X years on job. Compensating factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp factor	Resolved	04/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305834	FCRE1182	04/15/2024	Credit	Missing Doc	Approval/Underwriting Summary Not Provided	Missing Approval/Underwriting Summary which contains the calculated liabilities, income, qualified rate and payment, LTVs and DTI.	Exception is non-material and graded as level 2/B.	Borrower has stable job time - Borrower has XX.X years on job. Compensating factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp factor	Acknowledged		No	B	B	B	B	B	B	B	B	B	B	B	B
XXX	XXXXX	304311946	FCOM8997	04/19/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311946	FCRE8999	04/24/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311945	FCOM8997	04/17/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor	Resolved	04/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311945	FCRE8999	04/23/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor	Resolved	04/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305833	FCOM8997	04/16/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job. Comp factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor	Resolved	04/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305833	FCRE1182	04/16/2024	Credit	Missing Doc	Approval/Underwriting Summary Not Provided	Missing Approval/Underwriting Summary which contains the calculated liabilities, income, qualified rate and payment, LTVs and DTI.	Exception is non-material and graded as level 2/B.	Borrower has stable job time - Borrower has X.XX years on job. Comp factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor	Acknowledged		No	B	B	B	B	B	B	B	B	B	B	B	B
XXX	XXXXX	304311944	FCOM8997	04/18/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.X years on job.	Resolved	04/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311944	FCRE8999	04/24/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.X years on job.	Resolved	04/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311943	FCOM8997	04/18/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job. Compensation factors.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensation Factors	Resolved	04/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311943	FCRE1440	04/24/2024	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Housing History Does Not Meet Guideline Requirements Guidelines require verification of no less than 6-months of housing payment verifying 0x30 in the last 6-months. However, it appears the borrower was not on the prior Note and was just recently added to title. Further, per divorce decree, the non-borrower is no longer the borrower's XXX, but still signed the DOT. The borrower is required to be on the 1st mortgage Note in order to complete this refinance transaction.	Housing History Meets Guideline Requirements	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job. Compensation factors.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensation Factors	Resolved	04/24/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304305619	FCOM8997	04/16/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Comp factor

Borrower has stable job time - Borrower has XX.XX years on job. Comp factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp factor	Resolved	04/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305619	FCRE8999	04/18/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Comp factor

Borrower has stable job time - Borrower has XX.XX years on job. Comp factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp factor	Resolved	04/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304308633	FCOM8997	04/17/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX correct

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% correct

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% correct

											Borrower has stable job time - Borrower has X.XX years on job. correct	Resolved	04/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304308633	FCRE8999	04/23/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX correct

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% correct

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% correct

											Borrower has stable job time - Borrower has X.XX years on job. correct	Resolved	04/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311942	FCOM8997	04/18/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp factor.	Resolved	04/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311942	FCRE8999	04/25/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp factor.	Resolved	04/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311941	FCOM8997	04/18/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX compensating factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% compensating factoe

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% compensating factor

											Borrower has stable job time - Borrower has X.X years on job. compensating factor	Resolved	04/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311941	FCRE8999	04/17/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX compensating factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% compensating factoe

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% compensating factor

											Borrower has stable job time - Borrower has X.X years on job. compensating factor	Resolved	04/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311940	FCOM8997	04/20/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.X years on job.	Resolved	04/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311940	FCRE8999	04/19/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.X years on job.	Resolved	04/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311939	FCOM8997	04/26/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX No Credit Findings

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% No Credit Findings

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% No Credit Findings	Resolved	04/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311939	FCRE8999	04/30/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX No Credit Findings

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% No Credit Findings

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% No Credit Findings	Resolved	04/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305799	FCOM8997	04/17/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has X.X years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305799	FCRE8999	04/15/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.X years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311938	FCOM8997	04/28/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	04/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311938	FCRE8999	04/26/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	04/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311937	FCOM8997	04/21/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311937	FCRE8999	04/20/2024	Credit	Data	No Credit Findings	no credit findings The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311936	FCOM8997	04/22/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.X years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	04/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311936	FCRE8999	04/22/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.X years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	04/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315815	FCOM8997	04/21/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315815	FCRE8999	04/28/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305814	FCOM8997	04/22/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XX.X years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305814	FCRE1102	04/19/2024	Credit	Closing	Note Date is greater than current date	Note Date of XX/XX/XXXX is greater than Notary Acknowledgment Date of XX/XX/XXXX	copy of Note ; copy of DOT with correct notary date	Document provided is sufficient, exception resolved.; Document provided is sufficient, exception resolved.; Note Date of XX/XX/XXXX is prior or equal to Notary Acknowledgment Date of XX/XX/XXXX; Need copy of Note with correct date and address.	Borrower has stable job time - Borrower has XX.X years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/19/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304305814	FCRE1115	04/19/2024	Credit	Closing	Security Instrument Date is greater than current date	Security Instrument Date is greater than the transaction date of XX/XX/XXXX; Security Instrument Date is greater than the transaction date of XX/XX/XXXX.	Exception resolved. ; Security Instrument Date is greater than the transaction date of XX/XX/XXXX; Security Instrument Date is greater than the transaction date of XX/XX/XXXX; Validation Resolved; Document provided is sufficient	Borrower has stable job time - Borrower has XX.X years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/19/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304305814	FVAL1101	04/15/2024	Credit	Appraisal	Property address on appraisal does not match executed note	Property Address on Note and Deed does not match appraisal, Title & Hazard insurance, as the address is missing the XXX on the Not and Deed of Trust.	copy of Note ; copy of DOT with correct address	Document provided is sufficient; Copy of Deed is sufficient. Need a copy of the corrected Note.	Borrower has stable job time - Borrower has XX.X years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/15/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304305832	FCOM8997	04/17/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305832	FCRE8999	04/20/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305856	FCOM8997	04/17/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305856	FCRE8999	04/21/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311934	FCOM9186	04/27/2024	Compliance	Missing Doc	eSigned Documents Consent is Missing	The eSigned documents consent is missing. The eSigned documents consent is missing.	Exception is non-material and graded as level 2/B.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Acknowledged		No	B	B	B	B	B	B	B	B	B	B	B	B
XXX	XXXXX	304311934	FCRE8999	04/17/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	04/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315814	FCOM8997	04/22/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315814	FCRE8999	04/28/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311933	FCOM8997	04/18/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job. Comp Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor	Resolved	04/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311933	FCRE8999	04/24/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job. Comp Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor	Resolved	04/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305798	FCOM8997	04/17/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	04/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305798	FCRE8999	04/15/2024	Credit	Data	No Credit Findings	No credit conditions required. The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	04/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311932	FCOM8997	04/19/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311932	FCRE1193	04/25/2024	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Audited DTI of XXX% exceeds Guideline DTI of 50% Due to the XXX Mortgage loan with a balance of $XXX and a monthly payment of $XXX and the newly acquired debt with XXX per Credit Inquire LOE which has a monthly payment of $XXX. The lender did not provide any evidence of the property encumbering the XXX mortgage loan reported on the borrower's credit report. The liabilities breakdown is; 1st Mortgage PITIA of $XXX, subject qualified payment of $XXX and all "other" debt not being paid off at closing of $XXX, which again includes the XXX mortgage loan, the newly acquired debt with XXX and 3 revolving accounts for a total monthly payment of $XXX for a total monthly debt of $XXX and calculated retirement of $XXX, which resulted in a DTI of XXX%.	XXX is a duplicate of XXX ownership Res. XXX was paid off during closing.	Audited DTI of XXX% is less than or equal to Guideline DTI of 50%. Received evidence the XXX account was included in DTI and the XXX account was paid off at closing. DIT not in line. Exception Resolved.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/25/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304311931	FCOM9186	04/27/2024	Compliance	Missing Doc	eSigned Documents Consent is Missing	The eSigned documents consent is missing. The eSigned documents consent is missing.	Exception is non-material and graded as level 2/B.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Comp factor	Acknowledged		No	B	B	B	B	B	B	B	B	B	B	B	B
XXX	XXXXX	304311931	FCRE8999	04/23/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Comp factor	Resolved	04/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311930	FCOM8997	04/18/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	04/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311930	FCRE8999	04/21/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	04/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311929	FCOM8997	04/18/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311929	FCRE8999	04/18/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305831	FCOM8997	04/17/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Comp Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor

											Borrower has stable job time - Borrower has XX.XX years on job. Comp Factor	Resolved	04/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305831	FCRE1182	04/16/2024	Credit	Missing Doc	Approval/Underwriting Summary Not Provided	Missing Approval/Underwriting Summary Which contains the calculated liabilities, income, qualified rate and payment, LTVs and DTI.	Exception is non-material and graded as level 2/B.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Comp Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor

											Borrower has stable job time - Borrower has XX.XX years on job. Comp Factor	Acknowledged		No	B	B	B	B	B	B	B	B	B	B	B	B
XXX	XXXXX	304308581	FCOM8997	04/16/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job. Comp factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Comp Factor	Resolved	04/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304308581	FCRE8999	04/22/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job. Comp factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Comp Factor	Resolved	04/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305929	FCOM8997	04/19/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	04/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305929	FCRE8999	04/17/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	04/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311928	FCOM8997	04/18/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp factor	Resolved	04/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311928	FCRE8999	04/17/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines. The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp factor	Resolved	04/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311927	FCOM8997	04/19/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311927	FCRE8999	04/25/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304308489	FCOM8997	04/23/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX compensating factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% compensating factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% compensating factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% compensating factor	Resolved	04/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304308489	FCRE8999	04/16/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX compensating factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% compensating factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% compensating factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% compensating factor	Resolved	04/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304308488	FCOM8997	04/17/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor	Resolved	04/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304308488	FCRE8999	04/17/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor	Resolved	04/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311926	FCOM8997	04/17/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.X years on job.	Resolved	04/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311926	FCRE8999	04/25/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.X years on job.	Resolved	04/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311925	FCOM8997	04/19/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311925	FCRE8999	04/19/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311924	FCOM9186	04/19/2024	Compliance	Missing Doc	eSigned Documents Consent is Missing	The eSigned documents consent is missing. The eSigned documents consent is missing.	Exception is non-material and graded as level 2/B.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Comp factor	Acknowledged		No	B	B	B	B	B	B	B	B	B	B	B	B
XXX	XXXXX	304311924	FCRE8999	04/19/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Comp factor	Resolved	04/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311923	FCOM8997	04/27/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp factor	Resolved	04/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311923	FCRE8999	04/25/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp factor	Resolved	04/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311922	FCOM8997	04/22/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XX.X years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311922	FCRE1182	04/22/2024	Credit	Missing Doc	Approval/Underwriting Summary Not Provided	Missing Approval/Underwriting Summary which contains the calculated liabilities, income, the qualifying rate and payment, LTVs and DTI.	Exception is non-material and graded as level 2/B.	Borrower has stable job time - Borrower has XX.X years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Acknowledged		No	B	B	B	B	B	B	B	B	B	B	B	B
XXX	XXXXX	304315811	FCOM8997	04/20/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor	Resolved	04/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315811	FCRE8999	04/27/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor	Resolved	04/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311919	FCOM9186	04/25/2024	Compliance	Missing Doc	eSigned Documents Consent is Missing	The eSigned documents consent is missing. The eSigned documents consent is missing.	Exception is non-material and graded as level 2/B.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Acknowledged		No	B	B	B	B	B	B	B	B	B	B	B	B
XXX	XXXXX	304311919	FCRE8999	04/25/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	04/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315810	FCOM8997	05/03/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	; ; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	05/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315810	FCRE8999	05/03/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	; ; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	05/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315809	FCOM8997	04/22/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp factor Comp factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor Comp Factor

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	04/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315809	FCRE8999	04/28/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp factor Comp factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor Comp Factor

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	04/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311918	FCOM9186	04/27/2024	Compliance	Missing Doc	eSigned Documents Consent is Missing	The eSigned documents consent is missing. The eSigned documents consent is missing.	Exception is non-material and graded as level 2/B.	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Acknowledged		No	B	B	B	B	B	B	B	B	B	B	B	B
XXX	XXXXX	304311918	FCRE5774	04/17/2024	Credit	Borrower	Borrower 1 Credit Report is Incomplete	Borrower 1 Credit Report is Partially Present. The credit report in the loan file appears to be corrupted because page 1 and pages 3-5 are blank. Must provide all 8 pages of the credit report.	Credit report	Borrower 1 Credit Report is not partially present.	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	04/17/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304311917	FCOM8997	04/18/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311917	FCRE8999	04/17/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311916	FCOM8997	04/21/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	04/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311916	FCRE8999	04/27/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	04/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311915	FCOM9186	04/27/2024	Compliance	Missing Doc	eSigned Documents Consent is Missing	The eSigned documents consent is missing. The eSigned documents consent is missing.	Exception is non-material and graded as level 2/B.	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Acknowledged		No	B	B	B	B	B	B	B	B	B	B	B	B
XXX	XXXXX	304311915	FCRE8999	04/24/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311914	FCOM8997	04/18/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job. Comp factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Comp factor	Resolved	04/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311914	FCRE8999	04/17/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job. Comp factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Comp factor	Resolved	04/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311913	FCOM8997	04/19/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job. Comp factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Comp factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp factor	Resolved	04/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311913	FCRE8999	04/26/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job. Comp factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Comp factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp factor	Resolved	04/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311911	FCOM8997	04/18/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

Borrower has stable job time - Borrower has XX.XX years on job. compensating factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% compensating factor	Resolved	04/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311911	FCRE8999	04/15/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

Borrower has stable job time - Borrower has XX.XX years on job. compensating factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% compensating factor	Resolved	04/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315808	FCOM8997	04/25/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	04/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315808	FCOM1232	04/25/2024	Credit	Missing Doc	The Final 1003 is Missing	The Final 1003 is Missing	Please see attached Final Loan Application.	Document provided is sufficient; The Final 1003 is Present	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	04/25/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304311910	FCOM8997	04/18/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311910	FCRE1182	04/15/2024	Credit	Missing Doc	Approval/Underwriting Summary Not Provided	Missing Approval/Underwriting Summary which includes the calculated liabilities, income, qualified rate and payment, LTVs and DTI.	Attached approval	Approval/Underwriting Summary is fully present	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/15/2024		B	A	B	A	B	A	B	A	B	A	B	A
XXX	XXXXX	304311909	FCOM8997	04/17/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	04/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311909	FCRE8999	04/24/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	04/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315806	FCOM8997	04/20/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315806	FCRE8999	04/28/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311907	FCOM8997	04/29/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

											Borrower has stable job time - Borrower has XX.XX years on job. Compensating factor	Resolved	04/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311907	FCRE8999	04/25/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

											Borrower has stable job time - Borrower has XX.XX years on job. Compensating factor	Resolved	04/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311906	FCOM8997	04/21/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	04/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311906	FCRE8999	04/19/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	04/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311905	FCOM8997	04/18/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

											Borrower has stable job time - Borrower has XX.XX years on job. Comp Factor	Resolved	04/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311905	FCRE1182	04/17/2024	Credit	Missing Doc	Approval/Underwriting Summary Not Provided	Missing Approval/Underwriting Summary which includes the calculated liabilities, income, qualified rate and payment, LTVs and DTI.	Exception is non-material and graded as level 2/B.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

											Borrower has stable job time - Borrower has XX.XX years on job. Comp Factor	Acknowledged		No	B	B	B	B	B	B	B	B	B	B	B	B
XXX	XXXXX	304311904	FCOM8997	04/26/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311904	FCRE8999	04/16/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315805	FCOM8997	04/30/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Comp Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

											Borrower has stable job time - Borrower has X.XX years on job. Comp Factor	Resolved	04/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315805	FCRE8999	04/30/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Comp Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

											Borrower has stable job time - Borrower has X.XX years on job. Comp Factor	Resolved	04/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315804	FCOM8997	04/22/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	Resolved	04/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315804	FCRE8999	04/22/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	Resolved	04/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315803	FCOM8997	04/22/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315803	FCRE6618	04/24/2024	Credit	Borrower	Borrower information on 1003 is incomplete	The final loan application reflects incorrect income figures utilized for qualification for both borrower and co-borrower.	Please see attached correct Final 1003.	Received final 1003 reflecting correct employment and income utilized for qualification. Exception Resolved.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/24/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304315803	FCRE1254	04/24/2024	Credit	Title	Property Title Issue	Property Title Issue XXX CIB guidelines for the HELOC Program require that the title to the property must be in all borrowers' names at the time of the loan application and note date. However, the co-borrower was not on title.	Primary borrower on title. Exception is non-material and downgraded to a level 2/B.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Acknowledged		No	C	B	C	B	C	B	C	B	C	B	C	B
XXX	XXXXX	304311902	FCOM8997	04/18/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311902	FCRE8999	04/25/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311901	FCOM8997	04/17/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job. Compensation factors.	Resolved	04/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311901	FCRE8999	04/16/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job. Compensation factors.	Resolved	04/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311900	FCOM8997	04/18/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311900	FCRE8999	04/25/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311899	FCOM8997	04/19/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311899	FCRE8999	04/24/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311898	FCOM8997	04/21/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	04/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311898	FCRE8999	04/22/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	04/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315802	FCOM8997	04/22/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Comp factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp factor

Borrower has stable job time - Borrower has XX.XX years on job. Comp Factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor	Resolved	04/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315802	FCRE8999	04/22/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Comp factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp factor

Borrower has stable job time - Borrower has XX.XX years on job. Comp Factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor	Resolved	04/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311897	FCOM9186	04/29/2024	Compliance	Missing Doc	eSigned Documents Consent is Missing	The eSigned documents consent is missing. The eSigned documents consent is missing.	Exception is non-material and graded as level 2/B.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Comp factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp factor

											Borrower has stable job time - Borrower has XX.XX years on job. Compensating factor	Acknowledged		No	B	B	B	B	B	B	B	B	B	B	B	B
XXX	XXXXX	304311897	FCRE8999	04/26/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Comp factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp factor

											Borrower has stable job time - Borrower has XX.XX years on job. Compensating factor	Resolved	04/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311896	FCOM8997	04/18/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp factor	Resolved	04/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311896	FCRE8999	04/17/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp factor	Resolved	04/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315800	FCOM8997	04/29/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.X years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	04/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315800	FCRE8999	04/21/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.X years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	04/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311895	FCOM8997	04/17/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job. Comp factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Comp factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp factor	Resolved	04/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311895	FCRE1182	04/16/2024	Credit	Missing Doc	Approval/Underwriting Summary Not Provided	Missing Approval/Underwriting Summary which includes the calculated liabilities, income, qualified rate and payment, LTVs and DTI.	Exception is non-material and graded as level 2/B.	Borrower has stable job time - Borrower has XX.XX years on job. Comp factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Comp factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp factor	Acknowledged		No	B	B	B	B	B	B	B	B	B	B	B	B
XXX	XXXXX	304311894	FCOM9186	04/19/2024	Compliance	Missing Doc	eSigned Documents Consent is Missing	The eSigned documents consent is missing. The eSigned documents consent is missing.	Exception is non-material and graded as level 2/B.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Acknowledged		No	B	B	B	B	B	B	B	B	B	B	B	B
XXX	XXXXX	304311894	FCRE8999	04/26/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	04/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315799	FCOM8997	04/19/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	04/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315799	FCRE8999	04/19/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	04/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311893	FCOM8997	04/19/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp factor

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Comp factor

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Comp factor	Resolved	04/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311893	FCRE8999	04/24/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp factor

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Comp factor

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Comp factor	Resolved	04/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315798	FCOM8997	04/21/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	04/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315798	FCRE8999	04/20/2024	Credit	Data	No Credit Findings	No credit findings The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	04/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311892	FCOM8997	04/18/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X% is less than Guideline LTV of XX%	Resolved	04/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311892	FCRE8999	04/25/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X% is less than Guideline LTV of XX%	Resolved	04/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311891	FCOM8997	04/20/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Borrower has stable job time - Borrower has X.XX years on job. Comp Factor Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp factor	Resolved	04/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311891	FCRE8999	04/30/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Borrower has stable job time - Borrower has X.XX years on job. Comp Factor Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp factor	Resolved	04/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311890	FCOM8997	04/27/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	04/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311890	FCRE8999	04/17/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	04/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311889	FCOM8997	04/19/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	04/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311889	FCRE8999	04/29/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	04/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311888	FCOM8997	04/17/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job. Comp Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor	Resolved	04/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311888	FCRE8999	04/16/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job. Comp Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor	Resolved	04/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311887	FCOM8997	04/17/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX% Comp Factor	Resolved	04/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311887	FCRE1156	04/16/2024	Credit	Insurance	Named Insured on Hazard Insurance does not match Borrower(s) Name(s)	Named Insured does not match Borrower(s) Name(s) No evidence of an XXX Affidavit to determine the name on the HOI is also the borrower.	Please see attached XXX Affidavit.	Received the executed Affidavit and XXX Statement verifying the borrower's XXX. Exception Resolved.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX% Comp Factor	Resolved	04/16/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304311887	FCRE1254	04/23/2024	Credit	Title	Property Title Issue	Property Title Issue The grantee on the Title Condition Report does not match the borrower's name. No evidence of a XXX Affidavit in the loan file and the non-borrower who signed the DOT is not vested on title.	Please see attached XXX Affidavit.	Property Title Issue Resolved	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX% Comp Factor	Resolved	04/23/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304311886	FCOM8997	04/17/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp factor.

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Comp factor	Resolved	04/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311886	FCRE8999	04/24/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp factor.

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Comp factor	Resolved	04/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311885	FCOM8997	04/22/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311885	FCOM1227	04/23/2024	Credit	Missing Doc	PUD Rider is Missing	PUD Rider is Missing	please see the attached RECORDED DOT with PUD RIDER	The PUD Rider is Present or is Not Applicable (Property Type is PUD); Document provided is sufficient; PUD Rider is Missing	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/23/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304311884	FCOM8997	04/27/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensation factors.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311884	FCRE8999	04/18/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensation factors.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311883	FCOM8997	04/18/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.X years on job.	Resolved	04/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311883	FCRE8999	04/24/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.X years on job.	Resolved	04/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311882	FCOM3482	04/19/2024	Compliance	Missing Doc	HELOC Brochure Missing	HELOC Brochure is missing.	initial disclosures	HELOC Brochure is present.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	04/19/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304311882	FCOM3475	04/19/2024	Compliance	Missing Doc	HELOC Early Disclosure Missing	HELOC Early Disclosure is missing.	initial disclosures	HELOC Early Disclosure is present.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	04/19/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304311882	FCRE8712	04/26/2024	Credit	Missing Doc	Missing Verification of Rent	Per guidelines verification of rental history at XXX 0x30 in the last 12 months required, because the borrower was renting another property due to work and tenants occupying subject property.	VOR	; Received VOR for borrower's current residence at XXX from XXX to XXX. However, VOR was completed post-close and was required to be completed prior to close to meet guideline requirements. Because this was completed post-close, this exception cannot be a level 1/A grade, but will be downgraded to a level 2/B grade.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Acknowledged		No	D	B	D	B	D	B	D	B	D	B	D	B
XXX	XXXXX	304311882	FCOM1231	04/19/2024	Credit	Missing Doc	The Initial 1003 is Missing	The Initial 1003 is Missing	initial 1003	The Initial 1003 is Present	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	04/19/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304311881	FCOM8997	04/21/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311881	FCRE1437	04/26/2024	Credit	Income/Employment	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines Missing XXX W-2 tax form. Unable to compare trending income as required by guidelines. W-2 tax forms in file are for year XXX.

***Guidelines:
After the monthly year-to-date income amount is calculated, it must be compared to prior years’ earnings using the borrower’s W-2s or signed federal income tax returns (or a standard Verification of Employment (VOE) completed by the lender or third-party employment verification vendor).	Hello, Attached XXX W2 Thank you,	Income and Employment Meet Guidelines	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/26/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304311880	FCOM8997	04/20/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XX.X years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311880	FCRE8999	04/17/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.X years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311879	FCOM8997	04/25/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Comp factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Comp factor	Resolved	04/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311879	FCRE8999	04/25/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Comp factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Comp factor	Resolved	04/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311878	FCOM8997	04/18/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Comp factor

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Comp factor

											Borrower has stable job time - Borrower has X.X years on job. Comp factor	Resolved	04/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311878	FCRE8999	04/18/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Comp factor

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Comp factor

											Borrower has stable job time - Borrower has X.X years on job. Comp factor	Resolved	04/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311877	FCOM8997	04/18/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensation factors

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensation factors

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Compensation factors

											Borrower has stable job time - Borrower has XX.X years on job.	Resolved	04/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311877	FCRE8999	04/16/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensation factors

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensation factors

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Compensation factors

											Borrower has stable job time - Borrower has XX.X years on job.	Resolved	04/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315795	FCOM8997	04/22/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job. Comp factor.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp factor.	Resolved	04/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315795	FCRE8999	04/28/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job. Comp factor.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp factor.	Resolved	04/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311876	FCOM8997	04/18/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Comp Factor

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp Factor	Resolved	04/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311876	FCRE8999	04/23/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Comp Factor

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp Factor	Resolved	04/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315794	FCOM8997	04/23/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XX.X years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	04/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315794	FCRE8999	04/29/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.X years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	04/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311875	FCOM8997	04/18/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

Borrower has stable job time - Borrower has X.XX years on job. Comp factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Comp factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp factor	Resolved	04/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311875	FCRE8999	04/17/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

Borrower has stable job time - Borrower has X.XX years on job. Comp factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Comp factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp factor	Resolved	04/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311874	FCOM8997	04/18/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	04/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311874	FCRE8999	04/17/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	04/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315793	FCOM9186	04/27/2024	Compliance	Missing Doc	eSigned Documents Consent is Missing	The eSigned documents consent is missing. The eSigned documents consent is missing.	Exception is non-material and graded as level 2/B.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Acknowledged		No	B	B	B	B	B	B	B	B	B	B	B	B
XXX	XXXXX	304315793	FCRE8999	05/01/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	05/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315792	FCRE8999	05/01/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.X years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315792	FCOM1233	04/30/2024	Credit	Missing Doc	The Final 1003 is Incomplete	The Final 1003 is Incomplete Borrower earns income from XXX business, however, Self-Employment was not selected on final 1003 Employment information section.	please see attached.	Document provided is sufficient; The Final 1003 is Present	Borrower has stable job time - Borrower has X.X years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/30/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304311873	FCOM8997	04/19/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor	Resolved	04/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311873	FCRE8999	04/18/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor	Resolved	04/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311872	FCOM8997	04/17/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Comp factor	Resolved	04/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311872	FCRE8999	04/23/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Comp factor	Resolved	04/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311871	FCOM3490	04/22/2024	Compliance	Missing Doc	HELOC Authorization To Pay Missing	HELOC Authorization To Pay is missing. HELOC Authorization To Pay is missing.	Attached statement	HELOC Authorization To Pay is present.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX compensating factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% compensating factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% compensating factor	Resolved	04/22/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304311871	FCRE1182	04/22/2024	Credit	Missing Doc	Approval/Underwriting Summary Not Provided	Missing Approval/Underwriting Summary which contains the calculated liabilities, income, the qualifying rate and payment, LTVs and DTI.	Attached approval	Approval/Underwriting Summary is fully present	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX compensating factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% compensating factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% compensating factor	Resolved	04/22/2024		B	A	B	A	B	A	B	A	B	A	B	A
XXX	XXXXX	304311870	FCOM8997	04/17/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311870	FCRE8999	04/16/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315791	FCOM8997	04/25/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315791	FCRE8999	04/25/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315790	FCOM8997	04/22/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.X years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	04/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315790	FCRE8999	04/22/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.X years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	04/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315789	FCOM8997	05/01/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315789	FCRE8999	04/26/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311869	FCOM8997	04/28/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp fact

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Comp fact

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp fact	Resolved	04/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311869	FCRE1182	04/19/2024	Credit	Missing Doc	Approval/Underwriting Summary Not Provided	Missing Approval/Underwriting Summary which includes the calculated liabilities, income, qualified rate and payment, LTVs and DTI.	Exception is non-material and graded as level 2/B.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp fact

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Comp fact

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp fact	Acknowledged		No	B	B	B	B	B	B	B	B	B	B	B	B
XXX	XXXXX	304311869	FCRE8999	04/20/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines. The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp fact

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Comp fact

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp fact	Resolved	04/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315788	FCOM8997	05/01/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.X years on job.	Resolved	05/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315788	FCRE1182	04/26/2024	Credit	Missing Doc	Approval/Underwriting Summary Not Provided	Missing Approval/Underwriting Summary which includes calculated liabilities, income, qualifying payment and rate, LTVs and DTI.	Exception is non-material and graded as level 2/B.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.X years on job.	Acknowledged		No	B	B	B	B	B	B	B	B	B	B	B	B
XXX	XXXXX	304311868	FCOM8997	04/18/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.X years on job.	Resolved	04/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311868	FCRE8999	04/24/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.X years on job.	Resolved	04/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311867	FCOM8997	04/28/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX No Credit Findings

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX% No Credit Findings	Resolved	04/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311867	FCRE8999	04/26/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX No Credit Findings

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX% No Credit Findings	Resolved	04/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311866	FCOM8997	04/29/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XX.X years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Comp factors

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp factors	Resolved	04/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311866	FCRE8999	04/27/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.X years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Comp factors

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp factors	Resolved	04/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311865	FCOM8997	04/19/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311865	FCRE8999	04/25/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311864	FCOM8997	04/18/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Comp Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor	Resolved	04/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311864	FCRE8999	04/26/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Comp Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor	Resolved	04/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311863	FCOM8997	04/18/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	04/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311863	FCRE8999	04/16/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	04/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311862	FCOM9186	04/18/2024	Compliance	Missing Doc	eSigned Documents Consent is Missing	The eSigned documents consent is missing. The eSigned documents consent is missing.	Exception is non-material and graded as level 2/B.	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Acknowledged		No	B	B	B	B	B	B	B	B	B	B	B	B
XXX	XXXXX	304311862	FCRE8999	04/17/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311861	FCOM8997	04/17/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311861	FCRE8999	04/15/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315787	FCOM8997	04/22/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	04/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315787	FCRE1182	04/22/2024	Credit	Missing Doc	Approval/Underwriting Summary Not Provided	Missing Approval/Underwriting Summary which contains the calculated liabilities, income, the qualifying rate and payment, LTVs and DTI.	Attached approval	Approval/Underwriting Summary is fully present	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	04/22/2024		B	A	B	A	B	A	B	A	B	A	B	A
XXX	XXXXX	304311860	FCOM8997	04/17/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Borrower has stable job time - Borrower has X.XX years on job. Comp factor Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp factor	Resolved	04/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311860	FCRE8999	04/16/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines. The loan meets all applicable credit guidelines.		Informational Only	Borrower has stable job time - Borrower has X.XX years on job. Comp factor Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp factor	Resolved	04/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311859	FCOM8997	04/18/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	04/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311859	FCRE8999	04/18/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines. The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	04/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311858	FCOM8997	04/19/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job. Compensating Factors

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX% Comp factor	Resolved	04/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311858	FCRE8999	04/17/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines. The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job. Compensating Factors

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX% Comp factor	Resolved	04/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311857	FCOM9186	04/29/2024	Compliance	Missing Doc	eSigned Documents Consent is Missing	The eSigned documents consent is missing. The eSigned documents consent is missing.	Exception is non-material and graded as level 2/B.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX% Comp Factor	Acknowledged		No	B	B	B	B	B	B	B	B	B	B	B	B
XXX	XXXXX	304311857	FCRE8999	04/26/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX% Comp Factor	Resolved	04/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311856	FCOM9186	04/28/2024	Compliance	Missing Doc	eSigned Documents Consent is Missing	The eSigned documents consent is missing. The eSigned documents consent is missing.	Exception is non-material and graded as level 2/B.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor	Acknowledged		No	B	B	B	B	B	B	B	B	B	B	B	B
XXX	XXXXX	304311856	FCRE5774	04/26/2024	Credit	Borrower	Borrower 1 Credit Report is Incomplete	Borrower 1 Credit Report is Partially Present. Credit Report on file is missing the Initial pages of credit accounts liabilities.	Attached Credit Report with all pages	Borrower 1 Credit Report is not partially present.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor	Resolved	04/26/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304315786	FCOM8997	04/20/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	04/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315786	FCRE8999	04/28/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	04/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311854	FCOM8997	04/30/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311854	FCRE8999	04/28/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311853	FCOM8997	04/21/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Comp factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp factor	Resolved	04/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311853	FCRE3653	04/26/2024	Credit	Missing Doc	Missing letter of explanation	Missing Credit Inquire Letter of Explanation for credit inquires within 90 Days prior the application date.	Hello, please see LOEs. Thank you	Received borrower executed LOE for the credit inquires listed on credit report, no new debt obtained.	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Comp factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp factor	Resolved	04/26/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304311852	FCOM1114	04/17/2024	Compliance	Points & Fees	Late Charge Percent is greater than 6%	Late Charge Percent is greater than XXX% Late fee verified XXX% per note.	Attached late fees HELOC	Allowed per XXX state statute	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	04/17/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304311852	FCRE8999	04/24/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	04/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311851	FCOM8997	04/19/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	04/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311851	FCRE8999	04/26/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	04/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311850	FCOM8997	04/26/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Borrower has stable job time - Borrower has XX.X years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311850	FCRE8999	04/25/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Borrower has stable job time - Borrower has XX.X years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315785	FCOM8997	04/25/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp factor	Resolved	04/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315785	FCRE1182	04/29/2024	Credit	Missing Doc	Approval/Underwriting Summary Not Provided	Missing Approval/Underwriting Summary which includes the calculated liabilities, income, qualifying payment and rate, LTVs and DTI.	Exception is non-material and graded as level 2/B.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp factor	Acknowledged		No	B	B	B	B	B	B	B	B	B	B	B	B
XXX	XXXXX	304311849	FCOM8997	04/22/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XX.X years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311849	FCRE8999	04/30/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.X years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311848	FCOM8997	04/18/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has X.X years on job. Compensating Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Comp Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor	Resolved	04/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311848	FCRE8999	04/24/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.X years on job. Compensating Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Comp Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor	Resolved	04/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311846	FCOM9186	04/19/2024	Compliance	Missing Doc	eSigned Documents Consent is Missing	The eSigned documents consent is missing. The eSigned documents consent is missing.		Exception is non-material and graded as level 2/B.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Acknowledged		No	B	B	B	B	B	B	B	B	B	B	B	B
XXX	XXXXX	304311846	FCRE8999	04/18/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	04/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311845	FCOM8997	04/30/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp factor	Resolved	04/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311845	FCRE8999	04/22/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp factor	Resolved	04/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311844	FCOM8997	04/22/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	04/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311844	FCRE8999	04/29/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	04/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311843	FCOM8997	04/19/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has X.X years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311843	FCRE8999	04/25/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.X years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311842	FCOM8997	04/21/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.X years on job.	Resolved	04/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311842	FCRE8999	04/28/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.X years on job.	Resolved	04/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311841	FCOM8997	04/26/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311841	FCRE8999	04/18/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines. The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315783	FCOM8997	04/25/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% LTV meets guidelines.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX FICO meets guidelines.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% CLTV meets guidelines.	Resolved	04/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315783	FCRE8999	04/25/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% LTV meets guidelines.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX FICO meets guidelines.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% CLTV meets guidelines.	Resolved	04/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311840	FCOM3482	05/02/2024	Compliance	Missing Doc	HELOC Brochure Missing	HELOC Brochure is missing.	HELOC Brochure is present.; HELOC Brochure is present.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	05/02/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304311840	FCOM3475	05/02/2024	Compliance	Missing Doc	HELOC Early Disclosure Missing	HELOC Early Disclosure is missing.	HELOC Early Disclosure is present.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	05/02/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304311840	FCRE1332	05/02/2024	Credit	Income/Employment	Borrower 1 Paystubs Less Than 1 Month Provided	Borrower 1 Paystubs Less Than 1 Month Provided The loan file only contains a pay stub from prior employer XXX. and W2s for current employer. Must provide current paystub or WVOE.	Borrower 1 Paystubs Less Than 1 Month Provided Condition Resolved; Borrower 1 Paystubs Less Than 1 Month Provided Condition Resolved	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	05/02/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304311840	FCRE1360	05/02/2024	Credit	Missing Doc	Borrower 2 Paystubs Missing	Borrower 2 Paystubs Missing Loan file only contains W2s and VVOE.	Borrower 2 Paystubs Provided or Not Applicable (Number of Borrowers equals 2); Borrower 2 Paystubs Provided or Not Applicable (Number of Borrowers equals 2); Borrower 2 Paystubs Provided or Not Applicable (Number of Borrowers equals 2)	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	05/02/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304311840	FCOM1231	05/06/2024	Credit	Missing Doc	The Initial 1003 is Missing	The Initial 1003 is Missing	The Initial 1003 is Present; The Initial 1003 is Present	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	05/06/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304311839	FCOM9186	04/29/2024	Compliance	Missing Doc	eSigned Documents Consent is Missing	The eSigned documents consent is missing. The eSigned documents consent is missing.	Exception is non-material and graded as level 2/B.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Acknowledged		No	B	B	B	B	B	B	B	B	B	B	B	B
XXX	XXXXX	304311839	FCRE8999	04/26/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	04/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315782	FCOM8997	04/22/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	04/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315782	FCRE3978	04/23/2024	Credit	Missing Doc	Missing Letter of Explanation (Credit)	The credit inquiry letter in file is not signed by the borrower.	See signed credit LOE attached	Received executed credit inquire LOE. Exception Resolved.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	04/23/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304315780	FCOM8997	04/22/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp factor	Resolved	04/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315780	FCRE8999	04/30/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp factor	Resolved	04/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315779	FCOM8997	04/26/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.X years on job.	Resolved	04/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315779	FCRE8999	04/26/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.X years on job.	Resolved	04/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315778	FCOM8997	04/21/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	04/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315778	FCRE8999	04/27/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	04/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315777	FCOM8997	05/01/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.X years on job.	Resolved	05/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315777	FCRE8999	04/25/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.X years on job.	Resolved	04/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315776	FCOM8997	04/22/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315776	FCRE8999	04/22/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311838	FCOM8997	04/19/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job. Compensation factors.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating factors.	Resolved	04/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311838	FCRE8999	04/17/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job. Compensation factors.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating factors.	Resolved	04/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311837	FCOM8997	04/28/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factors

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX% Comp factors

											Borrower has stable job time - Borrower has X.XX years on job. Comp factor	Resolved	04/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311837	FCRE1193	04/19/2024	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Audited DTI of XXX% exceeds Guideline DTI of XXX% Deferred Student Loans were not calculated using XXX% of the balance per seller guidelines, as no evidence in file verifying the borrower is on an income-driven payment plan.	The UW confirmed that she missed calculating the payments for the two student loan payments in question. She reviewed the file and determined that we can take a more aggresive approach on the income calculation, borrower works variable hours so she recalculated using 2 year average and year to date which increases income from $XXX to $XXX/month. Using XXX% of the two student loan payments not previously factored in and increasing the income will bring the DTI XXX%. Per the UW, income is stable and increasing and using variable income is supported. Thank you!	Audited DTI of XXX% is less than or equal to Guideline DTI of 50%. Utilizing the borrower's average YTD and prior 2 year YTD pay is less than seller's underwriter calculated because XXX W2s Box 5 reflects $XXX, but the lender used $XXX which is the gross earnings not the reported earnings. However, the income was high enough to decrease DTI below 50% maximum, with a average income of $XXX. Exception Resolved.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factors

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX% Comp factors

											Borrower has stable job time - Borrower has X.XX years on job. Comp factor	Resolved	04/19/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304311836	FCOM8997	04/19/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311836	FCRE8999	04/18/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311835	FCOM8997	04/17/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.X years on job.	Resolved	04/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311835	FCRE8999	04/16/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.X years on job.	Resolved	04/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311834	FCOM8997	04/19/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311834	FCRE8999	04/18/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315774	FCOM8997	04/26/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX No Credit Findings

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% No Credit Findings

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% No Credit Findings

											Borrower has stable job time - Borrower has X.X years on job.	Resolved	04/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315774	FCRE8999	05/01/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX No Credit Findings

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% No Credit Findings

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% No Credit Findings

											Borrower has stable job time - Borrower has X.X years on job.	Resolved	05/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311833	FCOM8997	04/18/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job. Compensating Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Comp factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Comp factor	Resolved	04/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311833	FCRE1182	04/18/2024	Credit	Missing Doc	Approval/Underwriting Summary Not Provided	Missing Approval/Underwriting Summary Loan approval in the file belongs to Loan # XXX, instead of our loan # XXX. The approval includes the calculated liabilities, income, qualified rate and payment, LTVs and DTI.	Exception is non-material and graded as level 2/B.	Borrower has stable job time - Borrower has X.XX years on job. Compensating Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Comp factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Comp factor	Acknowledged		No	B	B	B	B	B	B	B	B	B	B	B	B
XXX	XXXXX	304311832	FCOM8997	04/19/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Comp Factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor	Resolved	04/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311832	FCRE8999	04/18/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Comp Factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor	Resolved	04/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315772	FCOM8997	04/21/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has X.X years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	04/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315772	FCRE8999	04/19/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.X years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	04/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315771	FCOM8997	04/22/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315771	FCRE8999	04/22/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315770	FCOM8997	04/21/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.X years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%	Resolved	04/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315770	FCRE1182	04/19/2024	Credit	Missing Doc	Approval/Underwriting Summary Not Provided	Missing Approval/Underwriting Summary which contains the calculated liabilities, income, the qualifying rate and payment, LTVs and DTI.	Exception is non-material and graded as level 2/B.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.X years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%	Acknowledged		No	B	B	B	B	B	B	B	B	B	B	B	B
XXX	XXXXX	304315769	FCOM8997	04/22/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.X years on job.	Resolved	04/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315769	FCRE1182	04/22/2024	Credit	Missing Doc	Approval/Underwriting Summary Not Provided	Missing Approval/Underwriting Summary which contains the calculated liabilities, income, the qualifying rate and payment, LTVs and DTI.	Attached approval	Approval/Underwriting Summary is fully present	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.X years on job.	Resolved	04/22/2024		B	A	B	A	B	A	B	A	B	A	B	A
XXX	XXXXX	304315768	FCOM8997	04/22/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315768	FCRE8999	04/21/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315767	FCOM8997	04/25/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp factor

											Borrower has stable job time - Borrower has X.XX years on job. Compensating factor.	Resolved	04/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315767	FCRE8999	04/29/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp factor

											Borrower has stable job time - Borrower has X.XX years on job. Compensating factor.	Resolved	04/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311831	FCOM8997	05/01/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX% Comp factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp factor

Borrower has stable job time - Borrower has X.XX years on job. Comp factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor	Resolved	05/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311831	FCRE8999	04/25/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX% Comp factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp factor

Borrower has stable job time - Borrower has X.XX years on job. Comp factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor	Resolved	04/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315766	FCOM8997	04/25/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor	Resolved	04/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315766	FCRE8999	04/25/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor	Resolved	04/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311830	FCOM8997	04/21/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	04/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311830	FCRE8999	04/19/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	04/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311829	FCOM8997	04/22/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311829	FCRE1182	04/21/2024	Credit	Missing Doc	Approval/Underwriting Summary Not Provided	Missing Approval/Underwriting Summary which contains the calculated liabilities, income, the qualifying rate and payment, LTVs and DTI.	Exception is non-material and graded as level 2/B.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Acknowledged		No	B	B	B	B	B	B	B	B	B	B	B	B
XXX	XXXXX	304315765	FCOM8997	04/30/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor

Borrower has stable job time - Borrower has XX.XX years on job. Comp factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor	Resolved	04/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315765	FCRE8999	04/28/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor

Borrower has stable job time - Borrower has XX.XX years on job. Comp factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor	Resolved	04/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315764	FCOM8997	04/21/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

Borrower has stable job time - Borrower has X.X years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Comp factor	Resolved	04/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315764	FCRE8999	04/27/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

Borrower has stable job time - Borrower has X.X years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Comp factor	Resolved	04/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315763	FCOM9186	04/26/2024	Compliance	Missing Doc	eSigned Documents Consent is Missing	The eSigned documents consent is missing. The eSigned documents consent is missing.	Exception is non-material and graded as level 2/B.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Comp factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp factor

											Borrower has stable job time - Borrower has X.XX years on job. Comp factor	Acknowledged		No	B	B	B	B	B	B	B	B	B	B	B	B
XXX	XXXXX	304315763	FCRE8999	04/26/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Comp factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp factor

											Borrower has stable job time - Borrower has X.XX years on job. Comp factor	Resolved	04/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311828	FCOM9186	04/29/2024	Compliance	Missing Doc	eSigned Documents Consent is Missing	The eSigned documents consent is missing. The eSigned documents consent is missing.	Exception is non-material and graded as level 2/B.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp factor.

											Borrower has stable job time - Borrower has X.XX years on job. Comp factor.	Acknowledged		No	B	B	B	B	B	B	B	B	B	B	B	B
XXX	XXXXX	304311828	FCRE3978	04/19/2024	Credit	Missing Doc	Missing Letter of Explanation (Credit)	A required letter of explanation regarding credit inquiries within the last 90 days was not found in the loan file.	The last credit inquiry was for XXX/XXX which is already on the credit report and the letter was not required.	Received seller response indicating the last credit inquiry was for XXX/XXX which is already on the credit report and the letter was not required. After a re-review of credit report, audit agrees with seller's statement, an LOE is not required. Exception Resolved.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp factor.

											Borrower has stable job time - Borrower has X.XX years on job. Comp factor.	Resolved	04/19/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304315762	FCOM9186	04/29/2024	Compliance	Missing Doc	eSigned Documents Consent is Missing	The eSigned documents consent is missing. The eSigned documents consent is missing.	Exception is non-material and graded as level 2/B.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp factor

Borrower has stable job time - Borrower has X.X years on job. Comp factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp factor	Acknowledged		No	B	B	B	B	B	B	B	B	B	B	B	B
XXX	XXXXX	304315762	FCRE8999	04/19/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp factor

Borrower has stable job time - Borrower has X.X years on job. Comp factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp factor	Resolved	04/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311827	FCOM8997	04/25/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	04/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311827	FCRE8999	04/30/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	04/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311826	FCOM8997	04/29/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	04/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311826	FCOM1227	04/26/2024	Credit	Missing Doc	PUD Rider is Missing	PUD Rider is Missing	Attached PUD	Received PUD Rider. Exception Resolved.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	04/26/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304315761	FCOM8997	05/07/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	; ; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315761	FCRE8999	05/03/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	; ; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315760	FCOM8997	04/22/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XX.X years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	04/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315760	FCRE8999	04/22/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.X years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	04/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311825	FCOM8997	04/17/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Comp Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Comp Factor	Resolved	04/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311825	FCRE8999	04/24/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Comp Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Comp Factor	Resolved	04/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311824	FCOM8997	04/29/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311824	FCRE1182	04/26/2024	Credit	Missing Doc	Approval/Underwriting Summary Not Provided	Missing Approval/Underwriting Summary which includes the calculated liabilities, income, qualified rate and payment, LTVs and DTI.		Exception is non-material and graded as level 2/B.	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Acknowledged		No	B	B	B	B	B	B	B	B	B	B	B	B
XXX	XXXXX	304311823	FCOM9186	04/19/2024	Compliance	Missing Doc	eSigned Documents Consent is Missing	The eSigned documents consent is missing. The eSigned documents consent is missing.	Exception is non-material and graded as level 2/B.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp factor

											Borrower has stable job time - Borrower has X.XX years on job. compensating factor	Acknowledged		No	B	B	B	B	B	B	B	B	B	B	B	B
XXX	XXXXX	304311823	FCRE8999	04/19/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp factor

											Borrower has stable job time - Borrower has X.XX years on job. compensating factor	Resolved	04/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315759	FCOM8997	05/03/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	; ; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	05/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315759	FCRE8999	05/03/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	; ; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	05/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315758	FCOM8997	04/26/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Borrower has stable job time - Borrower has X.X years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	04/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315758	FCRE8999	04/30/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Borrower has stable job time - Borrower has X.X years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	04/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311822	FCOM9186	04/18/2024	Compliance	Missing Doc	eSigned Documents Consent is Missing	The eSigned documents consent is missing. The eSigned documents consent is missing.	Exception is non-material and graded as level 2/B.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.X years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Acknowledged		No	B	B	B	B	B	B	B	B	B	B	B	B
XXX	XXXXX	304311822	FCRE8999	04/16/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.X years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	04/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311821	FCOM8997	04/26/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has X.X years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Comp factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Comp factor	Resolved	04/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311821	FCRE8999	04/30/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.X years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Comp factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Comp factor	Resolved	04/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311820	FCOM9186	05/01/2024	Compliance	Missing Doc	eSigned Documents Consent is Missing	The eSigned documents consent is missing. The eSigned documents consent is missing.	Exception is non-material and graded as level 2/B.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Comp factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp factor	Acknowledged		No	B	B	B	B	B	B	B	B	B	B	B	B
XXX	XXXXX	304311820	FCRE8999	04/26/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Comp factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp factor	Resolved	04/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315757	FCOM8997	04/26/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp factor

											Borrower has stable job time - Borrower has XX.XX years on job. Compensation factor	Resolved	04/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315757	FCRE1182	04/30/2024	Credit	Missing Doc	Approval/Underwriting Summary Not Provided	Missing Approval/Underwriting Summary which includes the calculated liabilities, income, qualifying payment and rate, LTVs and DTI.	Exception is non-material and graded as level 2/B.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp factor

											Borrower has stable job time - Borrower has XX.XX years on job. Compensation factor	Acknowledged		No	B	B	B	B	B	B	B	B	B	B	B	B
XXX	XXXXX	304315755	FCOM8997	04/21/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	04/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315755	FCRE2515	04/19/2024	Credit	Eligibility	Credit history does not meet guidelines	The borrower's credit report reflects a $XXX charge off with XXX, which is over $XXX and required to be paid off at closing or prior to close and a revolving account with a $XXX past due balance, which is not a charge off and per guidelines account is required to be brought current. No evidence in file for either account.	Please see attached creditor statements regarding the charge off, confirming that debt was cancelled in XXX. Also attached is a soft pull credit report that shows the account current for XXX.	Received the borrower's 1099-C from XXX which is a cancellation of depot that the borrower no longer owes along with a credit soft pull reflecting the XXX was brought current. Exception Resolved.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	04/19/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304315754	FCOM8997	04/22/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Acknowledged

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Acknowledged

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Acknowledged	Resolved	04/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315754	FCRE8999	04/29/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Acknowledged

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Acknowledged

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Acknowledged	Resolved	04/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311819	FCOM8997	04/19/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Acknowledged

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Acknowledged

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	04/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311819	FCRE8999	04/26/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Acknowledged

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Acknowledged

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	04/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311818	FCOM8997	04/19/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	04/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311818	FCRE8999	04/19/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	04/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311817	FCOM8997	04/19/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.X years on job.	Resolved	04/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311817	FCRE8999	04/17/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.X years on job.	Resolved	04/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315752	FCOM8997	04/22/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	04/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315752	FCRE8999	04/22/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	04/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315750	FCOM8997	04/25/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	04/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315750	FCRE8999	04/29/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	04/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315749	FCOM9186	04/29/2024	Compliance	Missing Doc	eSigned Documents Consent is Missing	The eSigned documents consent is missing. The eSigned documents consent is missing.	Exception is non-material and graded as level 2/B.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Comp factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp factor	Acknowledged		No	B	B	B	B	B	B	B	B	B	B	B	B
XXX	XXXXX	304315749	FCRE8999	04/24/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Comp factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp factor	Resolved	04/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315748	FCOM8997	04/26/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.X years on job.	Resolved	04/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315748	FCRE8999	04/26/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.X years on job.	Resolved	04/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311815	FCOM8997	04/22/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311815	FCRE8999	04/22/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315747	FCOM8997	04/26/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX No Credit Findings

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% No Credit Findings

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% No Credit Findings

											Borrower has stable job time - Borrower has XX.XX years on job. No Credit Findings	Resolved	04/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315747	FCRE8999	04/30/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX No Credit Findings

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% No Credit Findings

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% No Credit Findings

											Borrower has stable job time - Borrower has XX.XX years on job. No Credit Findings	Resolved	04/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315746	FCOM8997	05/03/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	; ; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Calculated LTV of X.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job. Borrower has XX.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315746	FCRE8999	05/06/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	; ; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Calculated LTV of X.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job. Borrower has XX.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315744	FCOM8997	04/26/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XX.X years on job. Compensating factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Comp factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp factor	Resolved	04/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315744	FCRE8999	04/29/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.X years on job. Compensating factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Comp factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp factor	Resolved	04/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315742	FCOM8997	04/25/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315742	FCRE1182	04/25/2024	Credit	Missing Doc	Approval/Underwriting Summary Not Provided	Missing Approval/Underwriting Summary which includes the calculated liabilities, income, qualifying payment and rate, LTVs and DTI.	Exception is non-material and graded as level 2/B.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Acknowledged		No	B	B	B	B	B	B	B	B	B	B	B	B
XXX	XXXXX	304315741	FCOM8997	04/22/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Comp factor

Borrower has stable job time - Borrower has XX.XX years on job. Comp factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Comp factor	Resolved	04/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315741	FCRE8999	04/23/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Comp factor

Borrower has stable job time - Borrower has XX.XX years on job. Comp factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Comp factor	Resolved	04/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311814	FCOM9186	04/19/2024	Compliance	Missing Doc	eSigned Documents Consent is Missing	The eSigned documents consent is missing. The eSigned documents consent is missing.	Exception is non-material and graded as level 2/B.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp factor.

											Borrower has stable job time - Borrower has XX.XX years on job. Comp factor.	Acknowledged		No	B	B	B	B	B	B	B	B	B	B	B	B
XXX	XXXXX	304311814	FCRE5774	04/19/2024	Credit	Borrower	Borrower 1 Credit Report is Incomplete	Borrower 1 Credit Report is Partially Present. The Lender guideline required a copy of the XXX to verify the monthly obligation. The XXX was not found in the loan file.	See attached -XXX decree confirms XXX support is $XXX and HELOC UW qualified @ $XXX.	Borrower 1 Credit Report is not partially present.; Borrower 1 Credit Report is not partially present.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp factor.

											Borrower has stable job time - Borrower has XX.XX years on job. Comp factor.	Resolved	04/19/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304315740	FCOM8997	04/25/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315740	FCRE1182	04/25/2024	Credit	Missing Doc	Approval/Underwriting Summary Not Provided	Missing Approval/Underwriting Summary which includes the calculated liabilities, income, qualifying payment and rate, LTVs and DTI.	Exception is non-material and graded as level 2/B.	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Acknowledged		No	B	B	B	B	B	B	B	B	B	B	B	B
XXX	XXXXX	304315738	FCOM8997	04/22/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor.

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX% Comp factor.	Resolved	04/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315738	FCRE8999	04/30/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor.

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX% Comp factor.	Resolved	04/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315737	FCOM8997	04/21/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315737	FCRE8999	04/20/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315736	FCOM8997	04/23/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315736	FCRE8999	04/24/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315734	FCOM8997	04/25/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315734	FCRE1193	04/26/2024	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Audited DTI of XXX% exceeds Guideline DTI of 50% $XXX subject property + $XXX other debt= $XXX total monthly liabilities / $XXX total monthly income= XXX%. Audit DTI is higher than Lender’s DTI of XXX% as Lender did not include new XXX account with payment of $XXX indicated on the executed credit inquire letter of explanation along with the XXX credit card with a monthly payment of $XXX.	Please see attached proof XXX was paid prior to Note date and minimum payment for XXX.; Please see XXX account statement showing account paid to $0 prior to the Note Date.	Audited DTI of XXX% is less than or equal to Guideline DTI of 50%. Received updated XXX statement reflecting account was paid off prior to closing and the updated XXX payment of $XXX per month. Exception Resolved.	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/26/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304315733	FCOM8997	04/22/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Borrower has stable job time - Borrower has X.XX years on job. Compensating factor Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp factor	Resolved	04/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315733	FCRE8999	04/28/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Borrower has stable job time - Borrower has X.XX years on job. Compensating factor Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp factor	Resolved	04/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315732	FCOM8997	04/29/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XX.X years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315732	FCRE8999	04/23/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.X years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315731	FCOM8997	04/30/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Comp factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp factor

											Borrower has stable job time - Borrower has XX.XX years on job. Comp factor	Resolved	04/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315731	FCRE8999	04/30/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Comp factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp factor

											Borrower has stable job time - Borrower has XX.XX years on job. Comp factor	Resolved	04/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315730	FCOM8997	05/01/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	05/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315730	FCRE8999	04/26/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	04/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315729	FCOM9932	05/01/2024	Compliance	Missing Doc	Missing Mortgage	No evidence of the 1st lien mortgage statement to verify the PITIA. Will need the mortgage statement or loan payment history with the PITIA breakdown for the 1st lien. DTI to be re-calculated upon receipt.	Hello, please see 1st lien coupon. Thank you!	Received first 1st lien mortgage statement to verify P&I. Exception Resolved.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX correct

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% correct

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX% correct	Resolved	05/01/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304315729	FCRE8999	05/01/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX correct

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% correct

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX% correct	Resolved	05/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315728	FCOM8997	04/23/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

											Borrower has stable job time - Borrower has XX.XX years on job. Comp factor	Resolved	04/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315728	FCRE8999	04/24/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

											Borrower has stable job time - Borrower has XX.XX years on job. Comp factor	Resolved	04/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315727	FCOM8997	04/25/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Borrower has stable job time - Borrower has XX.X years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	04/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315727	FCRE8999	04/25/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Borrower has stable job time - Borrower has XX.X years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	04/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315725	FCOM8997	05/01/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp factor

											Borrower has stable job time - Borrower has XX.XX years on job. Comp factor	Resolved	05/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315725	FCRE8999	04/30/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp factor

											Borrower has stable job time - Borrower has XX.XX years on job. Comp factor	Resolved	04/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311813	FCOM9186	04/29/2024	Compliance	Missing Doc	eSigned Documents Consent is Missing	The eSigned documents consent is missing. The eSigned documents consent is missing.	Exception is non-material and graded as level 2/B.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Acknowledged		No	B	B	B	B	B	B	B	B	B	B	B	B
XXX	XXXXX	304311813	FCRE8999	04/19/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	04/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315724	FCOM8997	04/30/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor

											Borrower has stable job time - Borrower has X.XX years on job. Comp Factor	Resolved	04/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315724	FCRE8999	04/23/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor

											Borrower has stable job time - Borrower has X.XX years on job. Comp Factor	Resolved	04/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311812	FCOM8997	04/21/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311812	FCRE8999	04/27/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315723	FCOM8997	04/21/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315723	FCRE8999	04/19/2024	Credit	Data	No Credit Findings	No conditions required The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315722	FCOM8997	04/25/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX% correct Borrower has stable job time - Borrower has X.X years on job.	Resolved	04/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315722	FCRE8999	04/25/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX% correct Borrower has stable job time - Borrower has X.X years on job.	Resolved	04/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315721	FCOM8997	04/26/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XX.X years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	04/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315721	FCRE8999	05/01/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.X years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	05/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315720	FCOM8997	04/30/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	04/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315720	FCRE8999	04/23/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	04/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315719	FCOM9186	04/30/2024	Compliance	Missing Doc	eSigned Documents Consent is Missing	The eSigned documents consent is missing. The eSigned documents consent is missing.		Exception is non-material and graded as level 2/B.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Acknowledged		No	B	B	B	B	B	B	B	B	B	B	B	B
XXX	XXXXX	304315719	FCRE8999	04/24/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315718	FCOM8997	04/30/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp factor

											Borrower has stable job time - Borrower has XX.XX years on job. Comp factor	Resolved	04/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315718	FCRE1156	04/30/2024	Credit	Insurance	Named Insured on Hazard Insurance does not match Borrower(s) Name(s)	Named Insured does not match Borrower(s) Name(s) Policy is in the name of the borrowers XXX who is not on the loan	Letter of explanation name of the XXX on hazard policy see attached LOE and Hazard.	Named Insured matches Borrower(s) Name(s). Received LOE and evidence borrower is on the insurance policy along with XXX. Exception Resolved.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp factor

											Borrower has stable job time - Borrower has XX.XX years on job. Comp factor	Resolved	04/30/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304315717	FCOM8997	04/24/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.X years on job.	Resolved	04/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315717	FCRE8999	04/24/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.X years on job.	Resolved	04/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315716	FCOM8997	04/25/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factors.

Borrower has stable job time - Borrower has XX.X years on job. Compensating factors.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factors.	Resolved	04/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315716	FCRE8999	04/25/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factors.

Borrower has stable job time - Borrower has XX.X years on job. Compensating factors.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factors.	Resolved	04/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315715	FCOM8997	04/22/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp factor	Resolved	04/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315715	FCRE8999	04/26/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp factor	Resolved	04/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315714	FCOM8997	04/22/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% compensating factor	Resolved	04/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315714	FCRE8999	04/21/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% compensating factor	Resolved	04/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315713	FCOM8997	04/25/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	04/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315713	FCRE5770	04/25/2024	Credit	Missing Doc	Borrower 1 Credit Report is Missing	Borrower 1 Credit Report is Missing.	Please see credit report attached.; Please see attached credit report. The same report was uploaded and cleared on XX/XX/XXXX.	Correct credit report provided; Borrower 1 Credit Report is not missing.; The credit report provided is for a different borrower Loan #XXX. The credit report requested is not in the original loan file, need the correct credit report for loan XXX. Further, not sure what Seller response is indicating regarding the credit report was provided on XX/XX/XXXX, of the 287 pages of the loan file, no credit report was found. There is no record of credit report provided on XX/XX. Exception Remains.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	04/25/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304315712	FCOM8997	04/26/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	04/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315712	FCRE8999	04/26/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	04/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315711	FCOM8997	04/22/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp factor

											Borrower has stable job time - Borrower has XX.X years on job. Compensating Factor	Resolved	04/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315711	FCRE8999	04/22/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp factor

											Borrower has stable job time - Borrower has XX.X years on job. Compensating Factor	Resolved	04/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304084699	FCOM8997	02/27/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor

Borrower has stable job time - Borrower has X.XX years on job. Compensating factors

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating Factor	Resolved	02/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304084699	FCRE8999	02/26/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor

Borrower has stable job time - Borrower has X.XX years on job. Compensating factors

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating Factor	Resolved	02/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304249369	FCOM8997	03/08/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	03/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304249369	FCRE8999	03/06/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	03/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304092105	FCOM8997	02/27/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Compensating Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating Factor	Resolved	02/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304092105	FCRE8999	02/26/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Compensating Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating Factor	Resolved	02/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304092163	FCOM8997	03/05/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Compensating Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating Factor	Resolved	03/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304092163	FCRE8999	03/01/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Compensating Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating Factor	Resolved	03/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304092283	FCOM8997	03/05/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	03/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304092283	FCRE8999	03/01/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	03/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304092859	FCOM8997	02/26/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating Factor	Resolved	02/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304092859	FCRE8999	02/22/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating Factor	Resolved	02/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304094018	FCOM8997	03/05/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	03/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304094018	FCRE8999	03/01/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	03/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304099135	FCOM8997	03/05/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX.XX% Compensating Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX.XX% Compensating Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating Factor	Resolved	03/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304099135	FCRE8999	03/01/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX.XX% Compensating Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX.XX% Compensating Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating Factor	Resolved	03/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304097458	FCRE8999	03/04/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX.XX% Compensating Factor

Borrower has stable job time - Borrower has XX.XX years on job. Compensating Factors

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX.XX% Compensating Factor	Resolved	03/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304097457	FCOM8997	03/20/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Positive comp factor. Not an issue.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Positive comp factor. Not an issue.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Positive comp factor. Not an issue.	Resolved	03/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304097457	FCRE8999	03/23/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Positive comp factor. Not an issue.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Positive comp factor. Not an issue.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Positive comp factor. Not an issue.	Resolved	03/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304099157	FCOM8997	04/16/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor

Borrower has stable job time - Borrower has XX.XX years on job. Compensating factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor	Resolved	04/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304099157	FCRE8999	04/15/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor

Borrower has stable job time - Borrower has XX.XX years on job. Compensating factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor	Resolved	04/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304099156	FCOM8997	02/27/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factor

Borrower has stable job time - Borrower has X.X years on job. Compensating factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor	Resolved	02/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304099156	FCRE8999	02/23/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factor

Borrower has stable job time - Borrower has X.X years on job. Compensating factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor	Resolved	02/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304099187	FCOM8997	04/17/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX.XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX.XX%

											Borrower has stable job time - Borrower has X.X years on job.	Resolved	04/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304099187	FCRE8999	04/23/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX.XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX.XX%

											Borrower has stable job time - Borrower has X.X years on job.	Resolved	04/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304322155	FCRE8999	05/07/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	; ; Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	05/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304105557	FCOM8997	03/08/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating factor

											Borrower has stable job time - Borrower has X.XX years on job. Compensating factors	Resolved	03/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304105557	FCRE8999	03/06/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating factor

											Borrower has stable job time - Borrower has X.XX years on job. Compensating factors	Resolved	03/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304322168	FCOM8997	05/07/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	05/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304322168	FCRE8999	05/03/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	05/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304109362	FCOM8997	04/19/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	04/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304109362	FCRE8999	04/26/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	04/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304109361	FCOM8997	04/16/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor

Borrower has stable job time - Borrower has XX.XX years on job. Compensating factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor	Resolved	04/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304109361	FCRE8999	04/17/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor

Borrower has stable job time - Borrower has XX.XX years on job. Compensating factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor	Resolved	04/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304109255	FCOM8997	03/16/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only; Informational Only		Resolved	03/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304109255	FCRE8999	03/19/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only; Informational Only		Resolved	03/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304109735	FCOM8997	04/01/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX% Compensating factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

											Borrower has stable job time - Borrower has XX.XX years on job. Compensating factor	Resolved	04/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304109735	FCRE8999	04/07/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX% Compensating factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

											Borrower has stable job time - Borrower has XX.XX years on job. Compensating factor	Resolved	04/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304150922	FCOM8997	03/17/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XX.XX years on job. Compensating Factor.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factor

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating factor	Resolved	03/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304150922	FCRE8999	03/20/2024	Credit	Data	No Credit Findings	No credit findings. The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XX.XX years on job. Compensating Factor.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factor

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating factor	Resolved	03/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304241470	FCOM8997	03/24/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	03/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304241470	FCRE8999	03/23/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	03/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304321189	FCOM8997	05/03/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX.XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX.XX% Compensating Factors.	Resolved	05/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304321189	FCRE8999	05/01/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX.XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX.XX% Compensating Factors.	Resolved	05/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304321232	FCOM8997	05/03/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp factor

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp factor	Resolved	05/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304321232	FCRE8999	05/02/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp factor

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp factor	Resolved	05/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304255559	FCOM3482	04/23/2024	Compliance	Missing Doc	HELOC Brochure Missing	HELOC Brochure is missing. HELOC Brochure is missing.	loan disclosures uploaded under the other stip on this one	HELOC Brochure is present.; HELOC Brochure is present.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX% Comp factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Comp factor	Resolved	04/23/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304255559	FCOM3475	04/23/2024	Compliance	Missing Doc	HELOC Early Disclosure Missing	HELOC Early Disclosure is missing. HELOC Early Disclosure is missing.	loan disclosures uploaded under the other stip on this one	HELOC Early Disclosure is present.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX% Comp factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Comp factor	Resolved	04/23/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304255559	FCOM1266	04/24/2024	Compliance	Missing Doc	Homeownership Counseling Disclosure Is Missing	Homeownership Counseling Disclosure Is Missing	loan disclosures	Homeownership Counseling Disclosure Is Present or Not Applicable	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX% Comp factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Comp factor	Resolved	04/24/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304255559	FCRE8999	04/23/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX% Comp factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Comp factor	Resolved	04/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304321372	FCOM8997	05/03/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	; ; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	05/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304321372	FCRE8999	05/02/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	; ; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	05/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304321371	FCOM8997	05/02/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX.XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating factors

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factors	Resolved	05/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304321371	FCRE8999	05/01/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX.XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating factors

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factors	Resolved	05/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304321478	FCOM3482	05/01/2024	Compliance	Missing Doc	HELOC Brochure Missing	HELOC Brochure is missing. Must provide copy and evidence it was provided to the borrower at time of origination.	disclosure/tracking	HELOC Brochure is present.; HELOC Brochure provided resolved exception; HELOC Brochure is present.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factors

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factors

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating factors

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating factors

											Borrower has stable job time - Borrower has XX.XX years on job. Compensating factors	Resolved	05/01/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304321478	FCOM3475	05/01/2024	Compliance	Missing Doc	HELOC Early Disclosure Missing	HELOC Early Disclosure is missing. Must provided executed disclosure.	disclosure	Disclosure tracking provided resolved exception; HELOC Early Disclosure is present.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factors

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factors

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating factors

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating factors

											Borrower has stable job time - Borrower has XX.XX years on job. Compensating factors	Resolved	05/01/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304321478	FCRE8999	05/01/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factors

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factors

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating factors

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating factors

											Borrower has stable job time - Borrower has XX.XX years on job. Compensating factors	Resolved	05/01/2024		A	A	A	A	A	A	A	A	A	A	A	A